UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07883

ICON Funds

(Exact name of registrant as specified in charter)

5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Erik L. Jonson 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2012

Date of reporting period: March 31, 2012

Item 1. Reports to Stockholders.

2012 SEMIANNUAL REPORT

ICON DIVERSIFIED FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Bond Fund

ICON Equity Income Fund

ICON Fund (formerly, ICON Core Equity Fund)

ICON Long/Short Fund

ICON Risk-Managed Equity Fund

1-800-764-0442 | www.iconfunds.com

SAR-DIV-12 B82510

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442    •    www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2012, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

While ICON’s quantitative investment methodology primarily considers company-specific factors beyond financial data, various company factors may impact a stock’s performance, and therefore, Fund performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or

2	ABOUT THIS REPORT

underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Bond Fund may invest up to 25% of its assets in high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (74.2%)
$220,000	ACE INA Holdings, Inc.	8.88%	08/15/29	$308,756
1,000,000	Allied Waste North America, Inc.	6.88%	06/01/17	1,043,750
1,000,000	Ally Financial, Inc.	6.75%	12/01/14	1,040,768
450,000	Altria Group, Inc.	9.25%	08/06/19	605,128
450,000	Altria Group, Inc.	9.95%	11/10/38	684,471
1,000,000	Ameren Energy Generating Co.(a)	7.00%	04/15/18	885,000
1,440,000	American Express Bank FSB(b)	0.54%	06/12/17	1,367,025
1,000,000	American Express Co.	7.00%	03/19/18	1,227,645
900,000	American International Group, Inc.	4.25%	05/15/13	919,893
500,000	AmeriGas Finance LLC/AmeriGas Finance Corp.	7.00%	05/20/22	510,000
500,000	Amgen, Inc.	3.88%	11/15/21	511,974
900,000	AT&T, Inc.	5.80%	02/15/19	1,068,249
800,000	Avnet, Inc.	6.00%	09/01/15	883,851
1,000,000	Ball Corp.	5.00%	03/15/22	1,002,500
250,000	Bank of America Corp.	5.42%	03/15/17	255,621
900,000	Bank of America Corp.	5.63%	07/01/20	938,279
1,000,000	Bank of America Corp.	6.80%	03/15/28	964,845
950,000	Bank of America NA(b)	0.77%	06/15/17	820,681
1,000,000	BB&T Corp.	5.25%	11/01/19	1,097,535
401,000	Bill Barrett Corp.	9.88%	07/15/16	441,100
500,000	CA, Inc.	5.38%	12/01/19	545,007
400,000	Chesapeake Energy Corp.	9.50%	02/15/15	458,000
950,000	Citigroup, Inc.	6.00%	08/15/17	1,056,252
1,000,000	Citigroup, Inc.	6.13%	05/15/18	1,120,986
450,000	Coca-Cola Co.	4.88%	03/15/19	517,356
450,000	Comcast Cable Holdings LLC	9.46%	11/15/22	652,355
1,000,000	Commercial Metals Co.	7.35%	08/15/18	1,033,750
1,000,000	Computer Sciences Corp.	6.50%	03/15/18	1,082,500
400,000	Constellation Brands, Inc.	7.25%	09/01/16	453,000
900,000	Cooper Tire & Rubber Co.(a)	7.63%	03/15/27	882,000
114,000	Cox Communications, Inc.	7.63%	06/15/25	141,917
450,000	Dean Foods Co.	6.90%	10/15/17	452,250
950,000	Delphi Financial Group, Inc.	7.88%	01/31/20	1,110,317
500,000	Denbury Resources, Inc.	9.75%	03/01/16	548,750

4	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$400,000	DISH DBS Corp.	7.13%	02/01/16	$442,500
500,000	Ecolab, Inc.	4.35%	12/08/21	530,058
450,000	Entergy Corp.	3.63%	09/15/15	457,574
500,000	ERP Operating L.P.	5.38%	08/01/16	556,133
450,000	Exelon Generation Co. LLC	5.35%	01/15/14	482,561
750,000	Exelon Generation Co. LLC	6.20%	10/01/17	880,133
900,000	Exelon Generation Co. LLC	4.00%	10/01/20	924,941
500,000	Express Scripts, Inc.	3.13%	05/15/16	520,652
500,000	Fiserv, Inc.	4.75%	06/15/21	531,839
400,000	Ford Motor Credit Co. LLC	8.00%	06/01/14	440,342
1,000,000	Ford Motor Credit Co. LLC	5.63%	09/15/15	1,063,450
1,000,000	Frontier Communications Corp.	8.13%	10/01/18	1,057,500
900,000	Gap, Inc.	5.95%	04/12/21	908,232
500,000	General Electric Capital Corp.	4.75%	09/15/14	542,323
1,000,000	General Electric Capital Corp.(b)	0.71%	05/11/16	955,979
1,000,000	Goldman Sachs Group, Inc.(b)	0.92%	03/22/16	912,782
1,000,000	HCP, Inc.	5.65%	12/15/13	1,060,958
1,500,000	HCP, Inc.	6.30%	09/15/16	1,683,234
500,000	HCP, Inc.	6.70%	01/30/18	577,548
450,000	Hospira, Inc.	6.05%	03/30/17	500,977
500,000	Hospira, Inc.	5.60%	09/15/40	474,610
500,000	HSBC Finance Corp.	4.75%	07/15/13	518,396
474,700	JC Penney Corp., Inc.	7.95%	04/01/17	529,290
450,000	John Hancock Life Insurance Co.(c)(d)	7.38%	02/15/24	524,143
1,000,000	JPMorgan Chase Bank NA(b)	0.80%	06/13/16	929,123
500,000	Life Technologies Corp.	3.50%	01/15/16	519,347
400,000	Limited Brands, Inc.	5.63%	02/15/22	403,500
900,000	Lockheed Martin Corp.	4.25%	11/15/19	974,899
1,400,000	Lorillard Tobacco Co.(a)	6.88%	05/01/20	1,644,943
500,000	Mead Johnson Nutrition Co.	4.90%	11/01/19	559,691
450,000	Medco Health Solutions, Inc.	2.75%	09/15/15	462,611
350,000	Merrill Lynch & Co., Inc.	5.45%	02/05/13	359,893
900,000	Microsoft Corp.	5.30%	02/08/41	1,086,338
900,000	Morgan Stanley	1.05%	10/15/15	809,778
950,000	Morgan Stanley	3.50%	10/15/20	924,013
1,000,000	National City Corp.	6.88%	05/15/19	1,163,106
500,000	Newfield Exploration Co.	7.13%	05/15/18	526,250
900,000	Novartis Capital Corp.	4.40%	04/24/20	1,020,683
1,000,000	NRG Energy, Inc.(a)	7.38%	01/15/17	1,040,000
900,000	PepsiCo, Inc.	5.00%	06/01/18	1,050,464
600,000	Pitney Bowes, Inc.(a)	4.75%	05/15/18	610,415

SCHEDULE OF INVESTMENTS	5

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$750,000	PPL Energy Supply LLC(a)	6.50%	05/01/18	$866,734
180,000	Provident Cos., Inc.	7.00%	07/15/18	191,817
1,000,000	Reynolds American, Inc.	7.25%	06/01/12	1,009,279
900,000	Reynolds American, Inc.	7.25%	06/01/13	958,877
1,000,000	Rowan Cos., Inc.	7.88%	08/01/19	1,193,514
1,350,000	RR Donnelley & Sons Co.	6.13%	01/15/17	1,289,250
900,000	RR Donnelley & Sons Co.	6.63%	04/15/29	738,000
450,000	Sara Lee Corp.(a)	2.75%	09/15/15	465,202
400,000	Smithfield Foods, Inc.	10.00%	07/15/14	468,000
1,350,000	Southern Copper Corp.	5.38%	04/16/20	1,474,697
900,000	Staples, Inc.	9.75%	01/15/14	1,022,588
1,000,000	Suntrust Banks, Inc.(b)	0.88%	04/01/15	937,794
500,000	Tennessee Gas Pipeline Co.	7.00%	10/15/28	566,501
500,000	Tesoro Corp.	6.63%	11/01/15	511,250
400,000	Toll Brothers Finance Corp.	6.75%	11/01/19	435,312
1,000,000	Torchmark Corp.	6.38%	06/15/16	1,111,175
1,000,000	UIL Holdings Corp.	4.63%	10/01/20	1,010,990
850,000	Valmont Industries, Inc.	6.63%	04/20/20	972,734
500,000	Ventas Realty L.P. / Ventas Capital Corp.	4.75%	06/01/21	504,483
450,000	Vornado Realty L.P.	4.25%	04/01/15	471,821
500,000	Wachovia Corp.	5.25%	08/01/14	538,167
900,000	Wells Fargo Bank NA(b)	0.71%	05/16/16	857,441
1,000,000	Willis North America, Inc.	6.20%	03/28/17	1,118,991
450,000	Windstream Corp.	8.13%	08/01/13	479,250

Total Corporate Bonds (Cost $74,346,168)				76,986,587
U.S. Treasury Obligations (14.8%)
2,000,000	U.S. Treasury Note	2.38%	07/31/17	2,126,250
2,000,000	U.S. Treasury Note	1.88%	08/31/17	2,073,124
3,000,000	U.S. Treasury Note	1.25%	01/31/19	2,937,186
2,000,000	U.S. Treasury Note	3.63%	02/15/20	2,268,750
3,000,000	U.S. Treasury Note	2.13%	08/15/21	2,997,891
3,000,000	U.S. Treasury Note	2.00%	02/15/22	2,942,343

Total U.S. Treasury Obligations (Cost $15,016,708)				15,345,544

6	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Foreign Corporate Bonds (5.6%)
$900,000	AngloGold Ashanti Holdings PLC	5.38%	04/15/20	$926,399
900,000	ArcelorMittal(a)	5.50%	03/01/21	883,327
900,000	Aspen Insurance Holdings, Ltd.	6.00%	12/15/20	929,560
1,000,000	Gold Fields Orogen Holding BVI, Ltd.(d)	4.88%	10/07/20	958,491
900,000	Petrobras International Finance Co.	5.38%	01/27/21	969,065
900,000	Vale Overseas, Ltd.	8.25%	01/17/34	1,176,969

Total Foreign Corporate Bonds (Cost $5,790,645)				5,843,811
Collateral for Securities on Loan (5.9%)
6,154,130	State Street Navigator Prime Portfolio			6,154,130

Total Collateral for Securities on Loan (Cost $6,154,130)				6,154,130
Short-Term Investment (4.7%)
$4,895,838	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/02/12			4,895,838

Total Short-Term Investments (Cost $4,895,838)				4,895,838
Total Investments 105.2% (Cost $106,203,489)				109,225,910
Liabilities Less Other Assets (5.2)%				(5,419,492)

Net Assets 100.0%				$103,806,418

The accompanying notes are an integral part of the financial statements.

(a)	All or a portion of the security was on loan as of March 31, 2012.

(b)	Floating Rate Security. Rate disclosed is as of March 31, 2012.

(c)	This security is considered to be illiquid. The value of this security at March 31, 2012 was $524,143, which represents 0.5% of the Fund’s Net Assets.

(d)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale.

SCHEDULE OF INVESTMENTS	7

ICON Bond Fund

Credit Diversification

March 31, 2012 (unaudited)

A1	1.7%
A2	4.6%
A3	7.9%
Aa2	3.3%
Aa3	1.5%
Aaa	1.0%
B1	3.0%
B2	1.3%
Ba1	6.2%
Ba2	5.2%
Ba3	0.9%
Baa1	13.8%
Baa2	14.2%
Baa3	15.2%

79.8%

Percentages are based upon corporate and foreign corporate bond investments as a percentage of net assets.

Ratings based on Moody’s Investors Service, Inc.

8	SCHEDULE OF INVESTMENTS

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (88.9%)
8,500	3M Co.	$758,285
6,100	Aflac, Inc.	280,539
7,100	AGL Resources, Inc.	278,462
4,700	Air Products & Chemicals, Inc.	431,460
4,600	Alliance Resource Partners L.P.	276,460
9,400	Altria Group, Inc.	290,178
14,100	American Eagle Outfitters, Inc.	242,379
27,900	Annaly Capital Management, Inc., REIT	441,378
42,800	Apollo Investment Corp.	306,876
10,000	Archer-Daniels-Midland Co.	316,600
3,700	Bayer AG, ADR	260,073
13,000	BB&T Corp.(a)	408,070
38,500	BGC Partners, Inc., Class A	284,515
1,700	BlackRock, Inc.	348,330
5,900	BP PLC, ADR	265,500
5,200	Buckle, Inc.(a)	249,080
5,100	Caterpillar, Inc.	543,252
8,200	CEC Entertainment, Inc.	310,862
3,400	Chevron Corp.	364,616
9,700	Computer Sciences Corp.	290,418
5,000	Corn Products International, Inc.	288,250
17,700	CSX Corp.	380,904
6,500	Darden Restaurants, Inc.	332,540
10,200	Dow Chemical Co.	353,328
5,500	E.I. du Pont de Nemours & Co.	290,950
5,600	Eaton Corp.	279,048
5,100	Emerson Electric Co.	266,118
6,100	Ensco PLC, ADR	322,873

Shares or Principal Amount		Value

6,700	Exxon Mobil Corp.	$581,091
26,000	General Electric Co.	521,820
56,500	GFI Group, Inc.	212,440
9,100	Guess?, Inc.	284,375
19,700	H&R Block, Inc.	324,459
10,500	Harsco Corp.	246,330
8,800	HJ Heinz Co.(a)	471,240
6,300	Home Depot, Inc.	316,953
4,400	Illinois Tool Works, Inc.	251,328
26,600	Intel Corp.	747,726
3,900	International Business Machines Corp.	813,735
21,000	JPMorgan Chase & Co.	965,580
10,800	Linear Technology Corp.	363,960
3,600	Lockheed Martin Corp.	323,496
11,500	Lowe’s Cos., Inc.	360,870
22,000	Manulife Financial Corp.	298,100
7,200	Medtronic, Inc.	282,168
25,100	Microsoft Corp.	809,475
7,100	Molson Coors Brewing Co., Class B	321,275
4,200	Norfolk Southern Corp.	276,486
19,200	NTT DoCoMo, Inc., ADR	320,064
7,500	Nucor Corp.	322,125
7,100	Omnicom Group, Inc.	359,615
4,000	PartnerRe, Ltd.	271,560
55,300	PDL BioPharma, Inc.(a)	351,155
20,200	Pfizer, Inc.	457,732
10,300	Principal Financial Group, Inc.	303,953
28,800	Redwood Trust, Inc., REIT(a)	322,560
7,900	Reynolds American, Inc.	327,376
5,100	Sempra Energy	305,796
6,900	Southern Co.	310,017
9,100	Target Corp.	530,257

SCHEDULE OF INVESTMENTS	9

Shares or Principal Amount		Value

17,300	TCF Financial Corp.(a)	$205,697
11,200	UGI Corp.	305,200
2,200	Union Pacific Corp.	236,456
47,900	United Online, Inc.	234,231
3,900	United Parcel Service, Inc., Class B	314,808
2,800	United Technologies Corp.	232,232
13,100	Valero Energy Corp.	337,587
8,700	Waddell & Reed Financial, Inc., Class A	281,967

Shares or Principal Amount		Value

8,800	Walt Disney Co.	$385,264
12,300	Wells Fargo & Co.	419,922
52,400	Xerox Corp.	423,392

Total Common Stocks (Cost $23,238,003)		25,793,217
Preferred Stock (1.2%)
13,400	Capital One Capital II(a)	339,154

Total Preferred Stocks (Cost $342,954)		339,154

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (5.1%)
$600,000	Bank of America Corp.	5.42%	03/15/17	$613,489
350,000	Commercial Metals Co.	7.35%	08/15/18	361,813
500,000	Goldman Sachs Group, Inc.	5.38%	03/15/20	508,288

Total Corporate Bonds (Cost $1,475,790)				1,483,590
Convertible Preferred Stocks (1.8%)
6,100	Omnicare Capital Trust II, Series B	4.00%	06/15/33	289,750
200	Wells Fargo & Co., Series L	7.50%	12/31/49	223,340

Total Convertible Preferred Stocks (Cost $482,315)				513,090

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Call Options Purchased (0.7%)
Archer-Daniels-Midland Co., January 2013, $35.00	69	9,522
Bank Of America Corp., January 2013, $7.50	500	134,250
Goldman Sachs Group, Inc., January 2013, $120.00	42	66,675

Total Call Options Purchased (Cost $97,608)		210,447

Shares or Principal Amount		Value
Collateral for Securities on Loan (3.7%)
1,081,349	State Street Navigator Prime Portfolio	1,081,349

	Total Collateral for Securities on Loan (Cost $1,081,349)	1,081,349
	Total Investments 101.4% (Cost $26,718,019)	29,420,847
	Liabilities Less Other Assets (1.4)%	(419,398)

	Net Assets 100.0%	$29,001,449

10	SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of the financial statements.

*	All options have 100 shares per contract.

(a)	All or a portion of the security was on loan as of March 31, 2012.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	11

ICON Equity Income Fund

Sector Composition

March 31, 2012 (unaudited)

Financial	20.4%
Industrials	16.0%
Consumer Discretionary	12.7%
Information Technology	12.7%
Energy	7.4%
Consumer Staples	7.0%
Health Care	5.7%
Utilities	5.2%
Materials	4.8%

91.9%

Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

12	SCHEDULE OF INVESTMENTS

ICON Equity Income Fund

Industry Composition

March 31, 2012 (unaudited)

Industrial Conglomerates	4.4%
Integrated Oil & Gas	4.2%
Semiconductors	3.8%
Other Diversified Financial Services	3.3%
Asset Management & Custody Banks	3.2%
Railroads	3.1%
Life & Health Insurance	3.1%
IT Consulting & Other Services	2.8%
Systems Software	2.8%
Industrial Machinery	2.7%
Apparel Retail	2.7%
Mortgage REIT’s	2.6%
Pharmaceuticals	2.5%
Home Improvement Retail	2.3%
Diversified Chemicals	2.2%
Restaurants	2.2%
Diversified Banks	2.2%
Tobacco	2.1%
Regional Banks	2.1%
Agricultural Products	2.1%
Gas Utilities	2.0%
Aerospace & Defense	1.9%
Construction & Farm Machinery & Heavy Trucks	1.9%
General Merchandise Stores	1.8%

Investment Banking & Brokerage	1.7%
Packaged Foods & Meats	1.6%
Industrial Gases	1.5%
Office Electronics	1.5%
Movies & Entertainment	1.3%
Advertising	1.2%
Biotechnology	1.2%
Consumer Finance	1.2%
Oil & Gas Refining & Marketing	1.2%
Specialized Consumer Services	1.1%
Oil & Gas Drilling	1.1%
Steel	1.1%
Brewers	1.1%
Wireless Telecommunication Services	1.1%
Air Freight & Logistics	1.1%
Electric Utilities	1.1%
Multi-Utilities	1.1%
Data Processing & Outsourced Services	1.0%
Health Care Services	1.0%
Health Care Equipment	1.0%
Coal & Consumable Fuels	1.0%
Other Industries (each less than 1%)	2.7%

91.9%

Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	13

ICON FUND (FORMERLY, ICON CORE EQUITY FUND)

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.7%)
22,100	Accenture PLC, Class A	$1,425,450
7,900	Apple, Inc.†	4,735,813
22,100	BB&T Corp.	693,719
29,000	CACI International, Inc., Class A†	1,806,410
15,800	Cash America International, Inc.(a)	757,294
27,800	Caterpillar, Inc.	2,961,256
22,000	Celgene Corp.†	1,705,440
3,100	CME Group, Inc.	896,923
114,700	Comcast Corp., Class A	3,442,147
31,800	Cooper Industries PLC	2,033,610
61,800	CSX Corp.	1,329,936
18,400	Dover Corp.	1,158,096
21,600	Eaton Corp.	1,076,328
48,100	Emerson Electric Co.	2,509,858
38,700	Ezcorp, Inc., Class A†	1,256,009
9,600	FedEx Corp.	882,816
94,200	General Electric Co.	1,890,594
30,500	Halliburton Co.	1,012,295
49,500	Helen of Troy, Ltd.†	1,683,495
31,000	Illinois Tool Works, Inc.	1,770,720
9,100	International Business Machines Corp.	1,898,715
39,000	JPMorgan Chase & Co.	1,793,220
67,800	Juniper Networks, Inc.†	1,551,264
62,300	Lowe’s Cos., Inc.	1,954,974
17,000	National Oilwell Varco, Inc.	1,350,990

Shares or Principal Amount		Value

16,200	NetApp, Inc.†	$725,274
6,400	Nike, Inc., Class B	694,016
44,100	Noble Corp.†	1,652,427
26,400	Nucor Corp.(a)	1,133,880
6,300	Parker Hannifin Corp.	532,665
27,700	Praxair, Inc.	3,175,528
15,900	Schlumberger, Ltd.	1,111,887
6,800	Siemens AG, ADR	685,712
105,200	Steel Dynamics, Inc.	1,529,608
37,300	Time Warner Cable, Inc.	3,039,950
79,200	TJX Cos., Inc.	3,145,032
14,500	Union Pacific Corp.	1,558,460
54,700	Valero Energy Corp.	1,409,619
30,200	Viacom, Inc., Class B	1,433,292
44,100	Walt Disney Co.	1,930,698
43,600	Wells Fargo & Co.	1,488,504
18,500	Wolverine World Wide, Inc.	687,830

Total Common Stocks (Cost $51,159,850)		69,511,754
Collateral for Securities on Loan (1.6%)
1,141,203	State Street Navigator Prime Portfolio	1,141,203

Total Collateral for Securities on Loan (Cost $1,141,203)		1,141,203
Total Investments 101.3% (Cost $52,301,053)		70,652,957
Liabilities Less Other Assets (1.3)%		(929,338)

Net Assets 100.0%		$69,723,619

14	SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2012.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS	15

ICON Fund

Sector Composition

March 31, 2012 (unaudited)

Industrials	26.4%
Consumer Discretionary	25.8%
Information Technology	17.4%
Financial	9.9%
Energy	9.4%
Materials	8.4%
Health Care	2.4%

99.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

March 31, 2012 (unaudited)

Cable & Satellite	9.3%
IT Consulting & Other Services	7.4%
Computer Hardware	6.8%
Electrical Components & Equipment	6.5%
Industrial Machinery	6.5%
Oil & Gas Equipment & Services	5.0%
Movies & Entertainment	4.8%
Industrial Gases	4.6%
Apparel Retail	4.5%
Construction & Farm Machinery & Heavy Trucks	4.3%
Railroads	4.1%
Steel	3.8%
Industrial Conglomerates	3.7%
Consumer Finance	2.9%
Home Improvement Retail	2.8%

Other Diversified Financial Services	2.6%
Biotechnology	2.4%
Household Appliances	2.4%
Oil & Gas Drilling	2.4%
Communications Equipment	2.2%
Diversified Banks	2.1%
Oil & Gas Refining & Marketing	2.0%
Footwear	2.0%
Specialized Finance	1.3%
Air Freight & Logistics	1.3%
Computer Storage & Peripherals	1.0%
Regional Banks	1.0%

99.7%

Percentages are based upon common stocks as a percentage of net assets.

16	SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.0%)
9,500	Accenture PLC, Class A(x)	$612,750
1,700	Apple, Inc.† (x)	1,019,099
4,400	Automatic Data Processing, Inc.(x)	242,836
10,800	BB&T Corp.(a)	339,012
6,400	CACI International, Inc., Class A†	398,656
5,500	Caterpillar, Inc.(x)	585,860
5,600	Celgene Corp.† (x)	434,112
27,800	Charles Schwab Corp.	399,486
600	CME Group, Inc.	173,598
5,800	Cognizant Technology Solutions Corp., Class A† (x)	446,310
21,500	Comcast Corp., Class A(x)	645,215
1,300	Computer Sciences Corp.(x)	38,922
3,500	Cooper Industries PLC	223,825
18,600	CSX Corp.(x)	400,272
10,500	Danaher Corp.(x)	588,000
8,600	Dover Corp.	541,284
6,100	Ecolab, Inc.	376,492
5,600	Emerson Electric Co.	292,208
14,300	Ezcorp, Inc., Class A†	464,107
4,000	FedEx Corp.	367,840
25,800	General Electric Co.(x)	517,806
4,800	Guess?, Inc.	150,000
8,200	Halliburton Co.	272,158
10,700	Helen of Troy, Ltd.†	363,907
3,600	Home Depot, Inc.	181,116
5,700	Illinois Tool Works, Inc.	325,584
3,200	International Business Machines Corp.(x)	667,680
11,600	JPMorgan Chase & Co.	533,368
17,500	Juniper Networks, Inc.†	400,400

Shares or Principal Amount		Value
10,000	Lowe’s Cos., Inc.	$313,800
3,600	National Oilwell Varco, Inc.	286,092
8,200	NetApp, Inc.†	367,114
3,100	Nike, Inc., Class B	336,164
7,900	Noble Corp.† (x)	296,013
2,400	Norfolk Southern Corp.	157,992
4,600	Praxair, Inc.	527,344
4,500	Reliance Steel & Aluminum Co.	254,160
3,400	Schlumberger, Ltd.(x)	237,762
5,700	Time Warner Cable, Inc.(x)	464,550
16,600	TJX Cos., Inc.(x)	659,186
15,300	Valero Energy Corp.	394,281
2,200	Walt Disney Co.(x)	96,316
15,000	Wells Fargo & Co.	512,100

Total Common Stocks (Cost $13,227,602)		16,904,777
Collateral for Securities on Loan (0.5%)
98,040	State Street Navigator Prime Portfolio	98,040

Total Collateral for Securities on Loan (Cost $98,040)		98,040
Short-Term Investment (1.6%)
$276,486	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/02/12	276,486

Total Short-Term Investments (Cost $276,486)		276,486
Total Investments 100.1% (Cost $13,602,128)		17,279,303
Liabilities Less Other Assets (0.1)%		(24,760)

Net Assets 100.0%		$17,254,543

SCHEDULE OF INVESTMENTS	17

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(x)	All or a portion of the security is pledged as collateral for securities sold short.

(a)	All or a portion of the security was on loan as of March 31, 2012.

18	SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

MARCH 31, 2012 (UNAUDITED)

Shares	Short Security	Value
2,000	SL Green Realty Corp., REIT	$155,100
3,000	SPDR S&P 500 ETF Trust	422,160
3,300	Texas Industries, Inc.	115,533

Total Securities Sold Short (Proceeds $596,617)		$692,793

The accompanying notes are an integral part of the financial statements.

REIT Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	19

ICON Long/Short Fund

Sector Composition

March 31, 2012 (unaudited)

Information Technology	24.3%
Industrials	23.2%
Consumer Discretionary	18.6%
Financial	14.1%
Energy	8.6%
Materials	6.7%
Health Care	2.5%

98.0%

Percentages are based upon long positions as a percentage

of net assets.

ICON Long/Short Fund

Industry Composition

March 31, 2012 (unaudited)

IT Consulting & Other Services	12.3%
Cable & Satellite	6.4%
Industrial Conglomerates	6.4%
Computer Hardware	5.9%
Industrial Machinery	5.0%
Apparel Retail	4.7%
Oil & Gas Equipment & Services	4.6%
Construction & Farm Machinery & Heavy Trucks	3.4%
Railroads	3.2%
Other Diversified Financial Services	3.1%
Industrial Gases	3.1%
Electrical Components & Equipment	3.0%
Diversified Banks	3.0%
Home Improvement Retail	2.9%
Consumer Finance	2.7%

Biotechnology	2.5%
Communications Equipment	2.3%
Investment Banking & Brokerage	2.3%
Oil & Gas Refining & Marketing	2.3%
Specialty Chemicals	2.2%
Air Freight & Logistics	2.1%
Computer Storage & Peripherals	2.1%
Household Appliances	2.1%
Regional Banks	2.0%
Footwear	2.0%
Oil & Gas Drilling	1.7%
Data Processing & Outsourced Services	1.6%
Steel	1.5%
Specialized Finance	1.0%
Movies & Entertainment	0.6%

98.0%

Percentages are based upon long positions as a percentage of net assets.

20	SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (104.1%)
3,300	3M Co.(x)	$294,393
4,100	Abbott Laboratories	251,289
5,800	Accenture PLC, Class A(x)	374,100
2,900	AGL Resources, Inc.(x)	113,738
2,900	Air Products & Chemicals, Inc.(x)	266,220
9,400	Altria Group, Inc.(x)	290,178
1,400	Amerisource-Bergen Corp.(x)	55,552
4,400	Amgen, Inc.(x)	299,156
1,500	Apple, Inc.† (x)	899,205
4,200	Automatic Data Processing, Inc.(x)	231,798
4,400	Bank of New York Mellon Corp.	106,172
2,200	Barrick Gold Corp.(x)	95,656
4,800	BB&T Corp.(x)	150,672
3,300	Best Buy Co., Inc.(x)	78,144
1,300	Cardinal Health, Inc.(x)	56,043
2,800	Caterpillar, Inc.(x)	298,256
2,500	Chevron Corp.(x)	268,100
400	CME Group, Inc.(x)	115,732
2,600	Cognizant Technology Solutions Corp., Class A†(x)	200,070
3,000	ConocoPhillips	228,030
2,100	Cooper Industries PLC	134,295
3,000	Corn Products International, Inc.(x)	172,950
16,500	CSX Corp.(x)	355,080
3,200	Danaher Corp.	179,200
5,300	Dover Corp.(x)	333,582
3,700	E.I. du Pont de Nemours & Co.(x)	195,730
2,200	Express Scripts, Inc.†(x)	119,196

Shares or Principal Amount		Value

2,700	Exxon Mobil Corp.(x)	$234,171
1,600	FedEx Corp.(x)	147,136
2,900	Genuine Parts Co.(x)	181,975
1,100	Goldman Sachs Group, Inc.	136,807
300	Google, Inc., Class A†(x)	192,372
5,900	Halliburton Co.(x)	195,821
3,400	Helmerich & Payne, Inc.	183,430
13,600	Intel Corp.(x)	382,296
4,400	International Business Machines Corp.(x)	918,060
2,800	Johnson Controls, Inc.	90,944
2,150	JOS A. Bank Clothiers, Inc.†(x)	108,381
11,100	JPMorgan Chase & Co.(x)	510,378
2,900	Kimberly-Clark Corp.	214,281
1,500	Laboratory Corp. of America Holdings†(x)	137,310
5,300	Lincare Holdings, Inc.(x)	137,164
12,100	Lowe’s Cos., Inc.(x)	379,698
2,900	M&T Bank Corp.(x)	251,952
1,400	McDonald’s Corp.	137,340
6,800	Medtronic, Inc.(x)	266,492
15,000	Microsoft Corp.(x)	483,750
6,700	Morgan Stanley(x)	131,588
2,500	Murphy Oil Corp.(x)	140,675
4,000	National Oilwell Varco, Inc.(x)	317,880
1,300	Nike, Inc., Class B(x)	140,972
1,700	Occidental Petroleum Corp.(x)	161,891
2,900	Oracle Corp.(x)	84,564
3,100	Parker Hannifin Corp.(x)	262,105

SCHEDULE OF INVESTMENTS	21

Shares or Principal Amount		Value

4,800	Philip Morris International, Inc.(x)	$425,328
600	PPG Industries, Inc.	57,480
5,700	PPL Corp.(x)	161,082
2,500	Praxair, Inc.(x)	286,600
1,600	Procter & Gamble Co.(x)	107,536
3,200	Prudential Financial, Inc.(x)	202,848
1,600	QUALCOMM, Inc.(x)	108,832
2,200	Sempra Energy(x)	131,912
5,900	Southern Co.	265,087
7,200	Sysco Corp.	214,992
4,900	Target Corp.(x)	285,523
16,400	TJX Cos., Inc.(x)	651,244
5,000	Torchmark Corp.(x)	249,250

Shares or Principal Amount		Value

1,000	Tupperware Brands Corp.(x)	$63,500
5,900	U.S. Bancorp(x)	186,912
3,500	UGI Corp.	95,375
3,700	Union Pacific Corp.(x)	397,676
2,300	United Technologies Corp.(x)	190,762
2,100	Valero Energy Corp.	54,117
1,700	Varian Medical Systems, Inc.†(x)	117,232
4,900	Wal-Mart Stores, Inc.(x)	299,880
8,100	Walt Disney Co.(x)	354,618
9,300	Wells Fargo & Co.(x)	317,502
5,700	Xcel Energy, Inc.(x)	150,879

Total Common Stocks (Cost $14,268,753)		18,068,137

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Put Option Purchased (0.2%)
S+P 500 Index, April 2012, $1,345.00	100	$38,500

Total Put Options Purchased (Cost $102,536)		38,500

Shares or Principal Amount		Value
Short-Term Investment (5.2%)
$905,826 State Street Euro Dollar Time Deposit (USD), 0.01%, 04/02/12		$905,826

Total Short-Term Investments (Cost $905,826)		905,826
Total Investments 109.5% (Cost $15,277,115)		19,012,463
Liabilities Less Other Assets (9.5)%		(1,645,021)

Net Assets 100.0%		$17,367,442

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(x)	All or a portion of the security is pledged as collateral for call options written.

*	All options have 100 share per contract.

22	SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED EQUITY FUND

SCHEDULE OF WRITTEN CALL OPTIONS

MARCH 31, 2012 (UNAUDITED)

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
S+P 500 Index, April 2012, $1,360.00	80	$427,600

Total Options Written (Premiums received $286,524)		$427,600

The accompanying notes are an integral part of the financial statements.

*	All options have 100 share per contract.

SCHEDULE OF INVESTMENTS	23

ICON Risk-Managed Equity Fund

Sector Composition

March 31, 2012 (unaudited)

Information Technology	22.3%
Industrials	14.9%
Consumer Discretionary	14.3%
Financial	13.6%
Energy	10.3%
Consumer Staples	9.9%
Health Care	8.3%
Utilities	5.3%
Materials	5.2%

104.1%

Percentages are based upon common stocks as a percentage of net assets.

24	SCHEDULE OF INVESTMENTS

ICON Risk-Managed Equity Fund

Industry Composition

March 31, 2012 (unaudited)

IT Consulting & Other Services	8.6%
Integrated Oil & Gas	6.0%
Computer Hardware	5.2%
Apparel Retail	4.4%
Railroads	4.3%
Tobacco	4.1%
Industrial Machinery	3.4%
Systems Software	3.3%
Industrial Gases	3.2%
Oil & Gas Equipment & Services	3.0%
Other Diversified Financial Services	2.9%
Diversified Banks	2.9%
Industrial Conglomerates	2.7%
Life & Health Insurance	2.6%
Electric Utilities	2.5%
Regional Banks	2.3%
Health Care Services	2.3%
Health Care Equipment	2.2%
Semiconductors	2.2%
Home Improvement Retail	2.2%
Movies & Entertainment	2.0%
Household Products	1.9%

Hypermarkets & Super Centers	1.7%
Biotechnology	1.7%
Construction & Farm Machinery & Heavy Trucks	1.7%
General Merchandise Stores	1.6%
Multi-Utilities	1.6%
Investment Banking & Brokerage	1.6%
Diversified Chemicals	1.5%
Pharmaceuticals	1.4%
Data Processing & Outsourced Services	1.3%
Food Distributors	1.2%
Gas Utilities	1.2%
Internet Software & Services	1.1%
Aerospace & Defense	1.1%
Oil & Gas Drilling	1.1%
Distributors	1.1%
Agricultural Products	1.0%
Other Industries (each less than 1%)	8.0%

104.1%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	25

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2012 (UNAUDITED)

	ICON Bond Fund	ICON Equity Income Fund
Assets
Investments, at cost	$106,203,489	$26,718,019

Investments, at value†	109,225,910	29,420,847
Deposits for short sales	–	–
Cash	–	2,835
Receivables:
Fund shares sold	444,730	195,416
Investments sold	–	613,001
Interest	1,180,476	5,927
Dividends	–	109,913
Expense reimbursements due from Adviser	38,410	9,405
Foreign tax reclaims	–	11,717
Other assets	28,018	25,059

Total Assets	110,917,544	30,394,120

Liabilities
Options written, at value (premiums received $286,524)	–	–
Securities sold short, at value (proceeds of $596,617)	–	–
Payables:
Due to custodian bank	–	75,589
Due to prime broker	–	–
Expense recoupment due to adviser	–	3,519
Investments purchased	335,689	–
Payable for collateral received on securities loaned	6,154,130	1,081,349
Fund shares redeemed	501,927	154,183
Dividends from short positions	–	–
Distributions due to shareholders	7,437	14,853
Advisory fees	48,863	20,833
Accrued distribution fees	7,675	6,679
Fund accounting fees	3,218	1,113
Transfer agent fees	14,444	9,608
Administration fees	4,068	1,388
Trustee fees	3,562	1,233
Accrued expenses	30,113	22,324

Total Liabilities	7,111,126	1,392,671

Net Assets - all share classes	$103,806,418	$29,001,449

Net Assets - Class C	$3,821,180	$4,802,431

Net Assets - Class S*	$76,561,416	$12,637,995

Net Assets - Class A	$23,423,822	$11,561,023

26	FINANCIAL STATEMENTS

ICON Fund	ICON Long/Short Fund	ICON Risk-Managed Equity Fund

$52,301,053	$13,602,128	$15,277,115

70,652,957	17,279,303	19,012,463
–	750,012	–
–	551	4,163

250,632	261,138	163,337
1,149,296	242,173	–
–	–	–
89,348	14,756	30,688
7,678	16,714	16,925
10,546	–	–
30,365	17,797	18,636

72,190,822	18,582,444	19,246,212

–	–	427,600
–	692,793	–

231,674	–	–
–	39,753	1,304,977
–	–	103
790,454	437,156	–
1,141,203	98,040	–
175,388	7,956	98,704
–	2,526	–
–	–	2,822
46,063	11,989	11,664
21,277	6,927	3,425
2,419	546	631
15,525	7,234	6,321
3,068	705	777
2,400	455	634
37,732	21,821	21,112

2,467,203	1,327,901	1,878,770

$69,723,619	$17,254,543	$17,367,442

$20,671,874	$6,418,028	$2,328,281

$32,713,675	$3,153,399	$8,557,464

$16,338,070	$7,683,116	$6,481,697

FINANCIAL STATEMENTS	27

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

MARCH 31, 2012 (UNAUDITED)

	ICON Bond Fund	ICON Equity Income Fund
Net Assets Consist of
Paid-in capital	$99,559,627	$54,815,376
Accumulated undistributed net investment income/(loss)	(329,127)	(510)
Accumulated undistributed net realized gain/(loss) from investments, written options securities sold short and foreign currency transactions	1,553,497	(28,516,245)
Unrealized appreciation/(depreciation) on investments, written options, securities sold short and foreign currency transactions	3,022,421	2,702,828

Net Assets	$103,806,418	$29,001,449

Shares outstanding (unlimited shares authorized, no par value)
Class C	373,062	393,520
Class S*	7,502,988	1,041,477
Class A	2,295,469	956,959
Net asset value (offering and redemption price per share)
Class C	$10.24	$12.20
Class S*	$10.20	$12.13
Class A	$10.20	$12.08
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$10.71	$12.82

† Includes securities on loan of	$5,934,756	$1,045,634

*	Class S shares were formerly named Class Z shares prior to January 23, 2012.

The accompanying notes are an integral part of the financial statements.

28	FINANCIAL STATEMENTS

ICON Fund	ICON Long/Short Fund	ICON Risk-Managed Equity Fund

$95,736,195	$76,630,275	$34,516,706
110,814	(35,001)	(218)

(44,475,294)	(62,921,730)	(20,743,318)

18,351,904	3,580,999	3,594,272

$69,723,619	$17,254,543	$17,367,442

1,963,232	465,356	207,496
2,874,686	213,349	706,736
1,495,784	528,186	546,688

$10.53	$13.79	$11.22
$11.38	$14.78	$12.11
$10.92	$14.55	$11.86

$11.59	$15.44	$12.58

$1,120,179	$95,426	$–

FINANCIAL STATEMENTS	29

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2012 (UNAUDITED)

	ICON Bond Fund	ICON Equity Income Fund
Investment Income
Interest	$2,422,195	$54,989
Dividends	–	701,494
Income from securities lending, net	5,487	4,880
Foreign taxes withheld	–	(6,814)

Total Investment Income	2,427,682	754,549

Expenses
Advisory fees	288,637	125,447
Distribution fees:
Class I*	71,228	20,100
Class C	16,510	22,127
Class A	11,641	8,447
Fund accounting fees	9,621	3,345
Transfer agent fees	43,855	24,524
Administration fees	24,044	8,360
Prime broker expense	–	–
Custody fees	2,068	2,687
Registration fees:
Class I*	6,348	4,418
Class C	4,340	4,512
Class S**	560	558
Class A	2,274	5,244
Insurance expense	8,794	3,161
Trustee fees and expenses	5,143	1,853
Audit and tax service expense	15,531	16,691
Interest expense	226	1,011
Recoupment of previously reimbursed expenses	–	3,519
Other expenses	31,682	17,974
Dividends on short positions	–	–

Total expenses before expense reimbursement	542,502	273,978
Expense reimbursement by Adviser due to expense limitation agreement	(82,100)	(21,579)

Net Expenses	460,402	252,399

Net Investment Income/(Loss)	1,967,280	502,150

30	FINANCIAL STATEMENTS

ICON Fund	ICON Long/Short Fund	ICON Risk-Managed Equity Fund

$1	$2	$11
690,529	116,709	232,980
–	–	–
(13,278)	–	(193)

677,252	116,711	232,798

267,753	66,086	74,790

38,544	6,180	12,466
98,336	29,837	11,290
10,107	4,526	5,191
7,101	1,550	1,995
55,078	19,072	18,550
17,843	3,886	4,984
–	3,713	–
1,596	997	4,159

4,916	3,428	3,996
5,661	5,185	4,502
940	165	370
4,903	5,009	5,246
6,114	1,213	1,543
3,755	772	1,039
15,994	18,394	18,442
3,360	506	2,091
–	–	103
32,133	12,022	14,655
–	6,029	–

574,134	188,570	185,412

(7,678)	(36,858)	(34,704)

566,456	151,712	150,708

110,796	(35,001)	82,090

FINANCIAL STATEMENTS	31

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE PERIOD ENDED MARCH 31, 2012 (UNAUDITED)

	ICON Bond Fund	ICON Equity Income Fund
Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, Securities Sold Short and Foreign Currency Transactions
Net realized gain/(loss) from investment transactions	1,553,503	94,066
Net realized gain/(loss) from foreign currency transactions	–	249
Net realized gain/(loss) from written options	–	–
Net realized gain/(loss) from securities sold short	–	–
Change in unrealized net appreciation/(depreciation) on investments and foreign currency transactions	1,074,129	5,940,376
Change in unrealized net appreciation/(depreciation) on written options	–	–
Change in unrealized net appreciation/(depreciation) on securities sold short	–	–

Net realized and unrealized gain/(loss) on investments, written options, securities sold short and foreign currency transactions	2,627,632	6,034,691

Net Increase/(Decrease) in Net Assets Resulting From Operations	$4,594,912	$6,536,841

*	Class I shares merged into Class A on January 23, 2012. The information presented is that before the merger.

**	Class S shares were formerly named Class Z shares prior to January 23, 2012.

The accompanying notes are an integral part of the financial statements.

32	FINANCIAL STATEMENTS

ICON Fund	ICON Long/Short Fund	ICON Risk-Managed Equity Fund

(926,746)	(272,430)	376,166
–	–	–
–	–	(813,595)
–	3,104	–

19,099,273	4,099,822	2,805,557

–	–	(205,064)

–	(138,534)	–

18,172,527	3,691,962	2,163,064

$18,283,323	$3,656,961	$2,245,154

FINANCIAL STATEMENTS	33

STATEMENTS OF CHANGES IN NET ASSETS

	ICON Bond Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Operations
Net investment income/(loss)	$1,967,280	$5,651,322
Net realized gain/(loss) on investment transactions, written options, securities sold short and foreign currency transactions	1,553,503	3,288,516
Change in net unrealized appreciation/(depreciation) on investments, foreign currency transactions, written options and securities sold short	1,074,129	(8,196,071)

Net increase/(decrease) in net assets resulting from operations	4,594,912	743,767

Dividends and Distributions to Shareholders
Net investment income
Class I*	(1,197,245)	(5,454,987)
Class C	(66,951)	(148,880)
Class S**	(525,860)	(44,454)
Class A	(176,965)	(2,400)
Net realized gains
Class I*	(1,600,813)	(2,996,875)
Class C	(65,783)	(86,038)
Class S**	(15,117)	(21,226)
Class A	(4,480)	(723)

Net decrease from dividends and distributions	(3,653,214)	(8,755,583)

Fund Share Transactions
Shares sold
Class I*	10,974,194	32,580,297
Class C	269,165	750,410
Class S**	78,020,521	19,196
Class A***	28,098,383	267,330
Reinvested dividends and distributions
Class I*	2,526,420	8,265,981
Class C	121,788	213,732
Class S**	505,415	1,620
Class A	166,308	2,562
Shares repurchased
Class I***	(104,334,901)	(87,891,304)
Class C	(486,990)	(1,362,160)
Class S**	(4,027,224)	(126,205)
Class A***	(5,536,144)	(12,669)

Net Increase/(decrease) from fund share transactions	6,296,935	(47,291,210)

Total net increase/(decrease) in net assets	7,238,633	(55,303,026)
Net Assets
Beginning of period	96,567,785	151,870,811

End of period	$103,806,418	$96,567,785

34	FINANCIAL STATEMENTS

ICON Equity Income Fund		ICON Fund
Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011

$502,150	$1,783,165	$110,796	$161,465

94,315	5,490,002	(926,746)	10,265,342

5,940,376	(7,090,202)	19,099,273	(5,953,813)

6,536,841	182,965	18,283,323	4,472,994

(241,898)	(1,549,373)	(161,444)	(168,477)
(30,030)	(125,340)	–	–
(79,437)	(6,010)	–	–
(108,461)	(124,650)	–	–

–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–

(459,826)	(1,805,373)	(161,444)	(168,477)

987,981	12,707,420	847,758	12,906,410
697,123	1,345,156	400,296	1,201,294
17,468,016	80,077	35,700,330	39,438
10,442,913	2,446,198	19,054,815	572,831

231,892	1,486,514	155,712	164,558
22,455	101,343	–	–
76,688	5,779	–	–
83,562	88,433	–	–

(30,536,686)	(25,184,721)	(56,622,985)	(43,843,823)
(582,103)	(843,467)	(2,533,778)	(8,294,982)
(5,832,723)	(16,701)	(5,957,758)	(345,913)
(2,796,280)	(840,365)	(5,796,881)	(660,978)

(9,737,162)	(8,624,334)	(14,752,491)	(38,261,165)

(3,660,147)	(10,246,742)	3,369,388	(33,956,648)

32,661,596	42,908,338	66,354,231	100,310,879

$29,001,449	$32,661,596	$69,723,619	$66,354,231

FINANCIAL STATEMENTS	35

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Long/Short Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Operations
Net investment income/(loss)	$(35,001)	$(91,742)
Net realized gain/(loss) on investment transactions, written options, securities sold short and foreign currency transactions	(269,326)	1,531,016
Change in net unrealized appreciation/(depreciation) on investments, foreign currency transactions, written options and securities sold short	3,961,288	(1,378,386)

Net increase/(decrease) in net assets resulting from operations	3,656,961	60,888

Dividends and Distributions to Shareholders
Net investment income
Class I*	–	–
Class C	–	–
Class S**	–	–
Class A	–	–
Net realized gains
Class I*	–	–
Class C	–	–
Class S**	–	–
Class A	–	–

Net decrease from dividends and distributions	–	–

Fund Share Transactions
Shares sold
Class I*	615,566	2,207,397
Class C	313,582	172,641
Class S**	3,504,759	5,994
Class A***	6,853,933	378,445
Reinvested dividends and distributions
Class I*	–	–
Class C	–	–
Class S**	–	–
Class A	–	–
Shares repurchased
Class I***	(9,274,530)	(6,096,500)
Class C	(836,859)	(4,226,492)
Class S**	(615,242)	(99,121)
Class A***	(1,187,758)	(1,018,297)

Net Increase/(decrease) from fund share transactions	(626,549)	(8,675,933)

Total net increase/(decrease) in net assets	3,030,412	(8,615,045)
Net Assets
Beginning of period	14,224,131	22,839,176

End of period	$17,254,543	$14,224,131

36	FINANCIAL STATEMENTS

ICON Risk-Managed Equity Fund
Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011

$82,090	$173,708

(437,429)	2,108,423

2,600,493	(1,739,486)

2,245,154	542,645

(41,651)	(171,775)
(2,473)	(3,673)
(20,524)	(807)
(17,660)	(27,376)

–	–
–	–
–	–
–	–

(82,308)	(203,631)

960,926	4,921,371
165,098	495,568
10,049,984	9,665
7,628,506	454,303

36,883	162,601
2,390	3,600
19,743	807
14,617	24,439

(18,292,414)	(7,970,159)
(174,625)	(1,039,898)
(1,826,558)	(12,896)
(3,517,715)	(2,709,760)

(4,933,165)	(5,660,359)

(2,770,319)	(5,321,345)

20,137,761	25,459,106

$17,367,442	$20,137,761

FINANCIAL STATEMENTS	37

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Bond Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Transactions in Fund Shares
Shares sold
Class I*	1,086,363	3,096,208
Class C	26,443	71,019
Class S**	7,761,710	1,835
Class A***	2,797,481	25,660
Reinvested dividends and distributions
Class I*	252,285	795,208
Class C	12,089	20,535
Class S**	49,415	156
Class A	16,271	249
Shares repurchased
Class I***	(10,382,660)	(8,382,077)
Class C	(47,792)	(128,801)
Class S**	(395,329)	(12,029)
Class A***	(542,964)	(1,229)

Net increase/(decrease)	633,312	(4,513,266)
Shares outstanding, beginning of period	9,538,207	14,051,473

Shares outstanding, end of period	10,171,519	9,538,207

Accumulated undistributed net investment income/(loss)	$(329,127)	$(329,386)

*	Class I shares merged into Class A on January 23, 2012. The information presented is that before the merger.

**	Class S shares were formerly named Class Z shares prior to January 23, 2012.

***	Class I shares merged into Class A on January 23, 2012. The information presented includes the merger activity.

The accompanying notes are an integral part of the financial statements.

38	FINANCIAL STATEMENTS

ICON Equity Income Fund		ICON Fund
Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011

89,438	1,070,619	85,117	1,260,372
61,413	116,234	41,392	125,482
1,496,829	6,846	3,384,564	3,786
901,202	209,444	1,888,205	56,844

20,872	128,303	16,136	16,133
2,002	8,989	–	–
6,337	508	–	–
7,193	7,833	–	–

(2,620,173)	(2,120,602)	(5,367,692)	(4,156,795)
(50,988)	(73,121)	(266,346)	(877,121)
(475,591)	(1,444)	(524,922)	(33,715)
(234,357)	(73,851)	(539,582)	(66,713)

(795,823)	(720,242)	(1,283,128)	(3,671,727)
3,187,779	3,908,021	7,616,830	11,288,557

2,391,956	3,187,779	6,333,702	7,616,830

$(510)	$(42,834)	$110,814	$161,462

FINANCIAL STATEMENTS	39

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Long/Short Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Transactions in Fund Shares
Shares sold
Class I*	49,085	168,947
Class C	23,848	14,038
Class S**	251,780	480
Class A***	510,283	31,066
Reinvested dividends and distributions
Class I*	–	–
Class C	–	–
Class S**	–	–
Class A	–	–
Shares repurchased
Class I***	(693,486)	(478,602)
Class C	(67,810)	(350,539)
Class S**	(42,066)	(7,938)
Class A***	(88,128)	(82,587)

Net increase/(decrease)	(56,494)	(705,135)
Shares outstanding, beginning of period	1,263,385	1,968,520

Shares outstanding, end of period	1,206,891	1,263,385

Accumulated undistributed net investment income/(loss)	$(35,001)	$–

*	Class I shares merged into Class A on January 23, 2012. The information presented is that before the merger.

**	Class S shares were formerly named Class Z shares prior to January 23, 2012.

***	Class I shares merged into Class A on January 23, 2012. The information presented includes the merger activity.

The accompanying notes are an integral part of the financial statements.

40	FINANCIAL STATEMENTS

ICON Risk-Managed Equity Fund
Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011

86,185	431,144
15,601	47,099
850,308	834
660,886	40,810

3,305	14,135
226	330
1,631	69
1,260	2,138

(1,585,531)	(693,438)
(16,395)	(96,498)
(150,673)	(1,092)
(301,427)	(232,103)

(434,624)	(486,572)
1,895,544	2,382,116

1,460,920	1,895,544

$(218)	$–

FINANCIAL STATEMENTS	41

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Bond Fund
Class C
Period Ended March 31, 2012†	$10.15	$0.18	$0.25	$0.43	$(0.17)	$(0.17)
Year Ended September 30, 2011	10.83	0.39	(0.46)	(0.07)	(0.39)	(0.22)
Year Ended September 30, 2010	10.30	0.39	0.57	0.96	(0.39)	(0.04)
Year Ended September 30, 2009	9.46	0.34	0.84	1.18	(0.34)	–
Year Ended September 30, 2008	10.05	0.35	(0.55)	(0.20)	(0.39)	–
Year Ended September 30, 2007	10.02	0.38	0.04	0.42	(0.39)	–
Class S**
Period Ended March 31, 2012†	10.11	0.21	0.27	0.48	(0.22)	(0.17)
Year Ended September 30, 2011	10.79	0.47	(0.46)	0.01	(0.47)	(0.22)
Year Ended September 30, 2010	10.26	0.48	0.57	1.05	(0.48)	(0.04)
Year Ended September 30, 2009	9.42	0.45	0.81	1.26	(0.42)	–
Year Ended September 30, 2008	10.02	0.44	(0.57)	(0.13)	(0.47)	–
Year Ended September 30, 2007	10.00	0.46	0.03	0.49	(0.47)	–
Class A***
Period Ended March 31, 2012†	10.11	0.20	0.26	0.46	(0.20)	(0.17)
Year Ended September 30, 2011	10.81	0.46	(0.46)	–	(0.48)	(0.22)

The accompanying notes are an integral part of the financial statements.

42	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit(c)	Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit	Portfolio turnover rate(b)

$(0.34)	$10.24	4.42%	$3,821	2.19%	1.60%	2.86%	3.45%	27.93%
(0.61)	10.15	(0.68)%	3,879	2.16%	1.60%	3.11%	3.67%	32.13%
(0.43)	10.83	9.52%	4,544	2.46%	1.60%	2.88%	3.74%	63.47%
(0.34)	10.30	12.80%	4,441	2.40%	1.60%	2.75%	3.55%	73.71%
(0.39)	9.46	(2.16)%	2,725	2.42%	1.60%	2.71%	3.53%	73.47%
(0.39)	10.05	4.27%	1,491	3.15%	1.60%	2.28%	3.82%	34.40%

(0.39)	10.20	4.87%	76,561	0.81%	0.75%	3.98%	4.04%	27.93%
(0.69)	10.11	0.15%	881	1.18%	0.75%	4.08%	4.51%	32.13%
(0.52)	10.79	10.45%	1,049	1.39%	0.75%	3.95%	4.59%	63.47%
(0.42)	10.26	13.79%	1,087	1.91%	0.75%	3.34%	4.50%	73.71%
(0.47)	9.42	(1.43)%	8	186.00%	0.75%	(180.79)%	4.46%	73.47%
(0.47)	10.02	5.02%	11	31.60%	0.75%	(26.18)%	4.67%	34.40%

(0.37)	10.20	4.74%	23,424	1.41%	1.00%	3.39%	3.80%	27.93%
(0.70)	10.11	(0.02)%	249	5.83%	1.01%	(0.38)%	4.44%	32.13%

FINANCIAL HIGHLIGHTS	43

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Equity Income Fund
Class C
Period Ended March 31, 2012†	$10.16	$0.13	$1.99	$2.12	$(0.08)	$–
Year Ended September 30, 2011	10.85	0.37	(0.72)	(0.35)	(0.34)	–
Year Ended September 30, 2010	10.16	0.36	0.64	1.00	(0.31)	–
Year Ended September 30, 2009	11.73	0.32	(1.56)	(1.24)	(0.33)	–
Year Ended September 30, 2008	16.33	0.21	(2.97)	(2.76)	(0.20)	(1.64)
Year Ended September 30, 2007	14.85	0.14	2.23	2.37	(0.22)	(0.67)
Class S**
Period Ended March 31, 2012†	10.21	0.22	1.95	2.17	(0.25)	–
Year Ended September 30, 2011	10.96	0.50	(0.71)	(0.21)	(0.54)	–
Year Ended September 30, 2010	10.26	0.47	0.64	1.11	(0.41)	–
Year Ended September 30, 2009	11.84	0.41	(1.57)	(1.16)	(0.42)	–
Year Ended September 30, 2008	16.46	0.38	(3.04)	(2.66)	(0.32)	(1.64)
Year Ended September 30, 2007	14.94	0.30	2.26	2.56	(0.37)	(0.67)
Class A***
Period Ended March 31, 2012†	10.15	0.19	1.96	2.15	(0.22)	–
Year Ended September 30, 2011	10.90	0.47	(0.71)	(0.24)	(0.51)	–
Year Ended September 30, 2010	10.21	0.46	0.63	1.09	(0.40)	–
Year Ended September 30, 2009	11.80	0.38	(1.57)	(1.19)	(0.40)	–
Year Ended September 30, 2008	16.40	0.31	(2.99)	(2.68)	(0.28)	(1.64)
Year Ended September 30, 2007	14.92	0.27	2.22	2.49	(0.34)	(0.67)

The accompanying notes are an integral part of the financial statements.

44	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credit		After expense limitation and transfer agent earnings credit(c)	Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit	Portfolio turnover rate(b)

$(0.08)	$12.20	20.91%	$4,802	2.49%		2.21%	2.05%	2.33%	60.57%
(0.34)	10.16	(3.47)%	3,874	2.53%		2.20%	2.85%	3.18%	142.75%
(0.31)	10.85	9.99%	3,569	2.97%		2.20%	2.68%	3.46%	123.33%
(0.33)	10.16	(10.12)%	3,348	2.69%		2.21%	3.21%	3.69%	148.56%
(1.84)	11.73	(18.60)%	4,461	2.34	%(e)	2.20%	1.40%	1.54%	132.93%
(0.89)	16.33	16.45%	5,331	2.33	%(f)	2.21%	0.75%	0.87%	121.30%

(0.25)	12.13	21.43%	12,638	1.23%		1.21%	3.61%	3.63%	60.57%
(0.54)	10.21	(2.40)%	142	3.99%		1.20%	1.45%	4.24%	142.75%
(0.41)	10.96	11.04%	88	7.66%		1.20%	(2.01)%	4.45%	123.33%
(0.42)	10.26	(9.20)%	66	8.73%		1.21%	(2.83)%	4.69%	148.56%
(1.96)	11.84	(17.81)%	81	11.18	%(e)	1.20%	(7.14)%	2.84%	132.93%
(1.04)	16.46	17.74%	40	11.08	%(f)	1.21%	(7.96)%	1.92%	121.30%

(0.22)	12.08	21.32%	11,561	1.71%		1.46%	3.01%	3.26%	60.57%
(0.51)	10.15	(2.66)%	2,871	1.91%		1.45%	3.55%	4.01%	142.75%
(0.40)	10.90	10.84%	1,521	4.59%		1.45%	1.19%	4.32%	123.33%
(0.40)	10.21	(9.53)%	237	5.68%		1.46%	0.26%	4.48%	148.56%
(1.92)	11.80	(17.98)%	281	5.40	%(e)	1.44%	(1.67)%	2.29%	132.93%
(1.01)	16.40	17.29%	322	3.77	%(f)	1.45%	(0.60)%	1.73%	121.30%

FINANCIAL HIGHLIGHTS	45

FINANCIAL HIGHLIGHTS

		Income from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Fund
Class C
Period Ended March 31, 2012†	$8.17	$(0.02)	$2.38	$2.36	$–	$–
Year Ended September 30, 2011	8.36	(0.05)	(0.14)	(0.19)	–	–
Year Ended September 30, 2010	8.37	(0.04)	0.11	0.07	(0.08)	–
Year Ended September 30, 2009	10.46	0.03	(2.12)	(2.09)	–	–
Year Ended September 30, 2008	15.66	(0.01)	(3.82)	(3.83)	–	(1.37)
Year Ended September 30, 2007	14.52	(0.10)	2.35	2.25	–	(1.11)
Class S**
Period Ended March 31, 2012†	8.82	0.04	2.52	2.56	–	–
Year Ended September 30, 2011	9.04	(0.07)	(0.15)	(0.22)	–	–
Year Ended September 30, 2010	9.07	(0.01)	0.11	0.10	(0.13)	–
Year Ended September 30, 2009	11.24	0.10	(2.27)	(2.17)	–	–
Year Ended September 30, 2008	16.62	0.09	(4.10)	(4.01)	–	(1.37)
Year Ended September 30, 2007	15.23	0.03	2.47	2.50	–	(1.11)
Class A***
Period Ended March 31, 2012†	8.46	0.01	2.45	2.46	–	–
Year Ended September 30, 2011	8.67	(0.07)	(0.14)	(0.21)	–	–
Year Ended September 30, 2010	8.73	(0.08)	0.10	0.02	(0.08)	–
Year Ended September 30, 2009	10.92	0.01	(2.20)	(2.19)	–	–
Year Ended September 30, 2008	16.32	(0.01)	(4.02)	(4.03)	–	(1.37)
Year Ended September 30, 2007	15.09	(0.06)	2.40	2.34	–	(1.11)

The accompanying notes are an integral part of the financial statements.

46	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit(c)	Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit	Portfolio turnover rate(b)

$–	$10.53	28.89%	$20,672	2.33%	2.30%	(0.44)%	(0.41)%	17.24%
–	8.17	(2.27)%	17,884	2.27%	2.27%	(0.50)%	(0.50)%	57.93%
(0.08)	8.36	0.84%	24,573	2.25%	2.25%	(0.45)%	(0.45)%	123.12%
–	8.37	(19.98)%	33,089	2.25%	2.25%	0.44%	0.44%	208.48%
(1.37)	10.46	(26.61)%	55,364	2.05%	2.05%	(0.09)%	(0.09)%	173.81%
(1.11)	15.66	16.25%	92,350	2.02%	2.02%	(0.68)%	(0.67)%	116.81%

–	11.38	29.02%	32,714	1.01%	1.01%	0.73%	0.73%	17.24%
–	8.82	(2.43)%	133	2.52%	2.52%	(0.72)%	(0.72)%	57.93%
(0.13)	9.04	1.10%	406	1.90%	1.90%	(0.06)%	(0.06)%	123.12%
–	9.07	(19.31)%	887	1.45%	1.45%	1.27%	1.27%	208.48%
(1.37)	11.24	(26.11)%	1,222	1.34%	1.34%	0.65%	0.65%	173.81%
(1.11)	16.62	17.18%	1,320	1.18%	1.18%	0.17%	0.17%	116.81%

–	10.92	29.08%	16,338	1.70%	1.58%	0.05%	0.17%	17.24%
–	8.46	(2.42)%	1,245	2.52%	2.52%	(0.75)%	(0.75)%	57.93%
(0.08)	8.67	0.22%	1,362	2.68%	2.68%	(0.88)%	(0.88)%	123.12%
–	8.73	(20.05)%	1,969	2.43%	2.43%	0.11%	0.11%	208.48%
(1.37)	10.92	(26.76)%	1,878	2.09%	2.09%	(0.08)%	(0.08)%	173.81%
(1.11)	16.32	16.25%	1,390	1.66%	1.65%	(0.42)%	(0.41)%	116.81%

FINANCIAL HIGHLIGHTS	47

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Long/Short Fund(d)
Class C
Period Ended March 31, 2012†	$10.89	$(0.06)	$2.96	$2.90	$–	$–
Year Ended September 30, 2011	11.29	(0.11)	(0.29)	(0.40)	–	–
Year Ended September 30, 2010	11.19	(0.08)	0.27	0.19	(0.09)	–
Year Ended September 30, 2009	13.13	0.06	(1.81)	(1.75)	(0.19)	–
Year Ended September 30, 2008	18.54	–	(4.67)	(4.67)	–	(0.74)
Year Ended September 30, 2007	16.67	(0.08)	2.38	2.30	–	(0.43)
Class S**
Period Ended March 31, 2012†	11.61	– (g)	3.17	3.17	–	–
Year Ended September 30, 2011	11.90	0.02	(0.31)	(0.29)	–	–
Year Ended September 30, 2010	11.80	0.03	0.29	0.32	(0.22)	–
Year Ended September 30, 2009	13.81	0.17	(1.89)	(1.72)	(0.29)	–
Year Ended September 30, 2008	19.30	0.18	(4.93)	(4.75)	–	(0.74)
Year Ended September 30, 2007	17.29	0.10	2.41	2.51	(0.07)	(0.43)
Class A***
Period Ended March 31, 2012†	11.44	(0.01)	3.12	3.11	–	–
Year Ended September 30, 2011	11.77	(0.02)	(0.31)	(0.33)	–	–
Year Ended September 30, 2010	11.67	–	0.28	0.28	(0.18)	–
Year Ended September 30, 2009	13.69	0.14	(1.88)	(1.74)	(0.28)	–
Year Ended September 30, 2008	19.20	0.10	(4.85)	(4.75)	(0.02)	(0.74)
Year Ended September 30, 2007	17.18	0.05	2.46	2.51	(0.06)	(0.43)

The accompanying notes are an integral part of the financial statements.

48	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit(c)	Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit	Portfolio turnover rate(b)

$–	$13.79	26.63%	$6,418	2.93%	2.43%	(1.43)%	(0.93)%	27.83%
–	10.89	(3.54)%	5,546	3.14%	2.70%	(1.38)%	(0.94)%	67.28%
(0.09)	11.29	1.65%	9,547	3.60%	3.19%	(1.14)%	(0.73)%	136.50%
(0.19)	11.19	(13.10)%	15,093	2.95%	2.81%	0.44%	0.58%	131.79%
(0.74)	13.13	(26.09)%	27,148	2.31%	2.31%	(0.01)%	(0.01)%	174.59%
(0.43)	18.54	14.05%	43,986	2.33%	2.32%	(0.48)%	(0.47)%	105.00%

–	14.78	27.30%	3,154	1.67%	1.37%	(0.24)%	0.06%	27.83%
–	11.61	(2.44)%	42	7.76%	1.65%	(5.96)%	0.15%	67.28%
(0.22)	11.90	2.63%	132	5.80%	2.15%	(3.39)%	0.25%	136.50%
(0.29)	11.80	(12.10)%	128	4.40%	1.73%	(1.12)%	1.55%	131.79%
(0.74)	13.81	(25.45)%	540	2.37%	1.44%	0.16%	1.09%	174.59%
(0.50)	19.30	14.81%	447	1.25%	1.25%	0.55%	0.55%	105.00%

–	14.55	27.19%	7,683	2.24%	1.67%	(0.77)%	(0.20)%	27.83%
–	11.44	(2.80)%	1,213	3.23%	1.91%	(1.46)%	(0.14)%	67.28%
(0.18)	11.77	2.34%	1,855	3.65%	2.45%	(1.21)%	(0.01)%	136.50%
(0.28)	11.67	(12.39)%	2,390	2.64%	2.06%	0.76%	1.34%	131.79%
(0.76)	13.69	(25.61)%	4,859	1.72%	1.72%	0.63%	0.63%	174.59%
(0.49)	19.20	14.94%	6,481	1.68%	1.67%	0.27%	0.26%	105.00%

FINANCIAL HIGHLIGHTS	49

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Risk-Managed Equity Fund
Class C
Period Ended March 31, 2012†	$10.09	$0.01	$1.13	$1.14	$(0.01)	$–
Year Ended September 30, 2011	10.15	0.01	(0.05)	(0.04)	(0.02)	–
Year Ended September 30, 2010	9.88	(0.02)	0.29	0.27	–	–
Year Ended September 30, 2009	10.72	0.05	(0.79)	(0.74)	(0.10)	–
Year Ended September 30, 2008	12.61	0.01	(1.32)	(1.31)	(0.05)	(0.53)
Year Ended September 30, 2007	13.39	(0.11)	1.56	1.45	–	(2.23)
Class S**
Period Ended March 31, 2012†	10.88	0.07	1.23	1.30	(0.07)	–
Year Ended September 30, 2011	10.96	0.12	(0.05)	0.07	(0.15)	–
Year Ended September 30, 2010	10.61	0.08	0.33	0.41	(0.06)	–
Year Ended September 30, 2009	11.46	0.22	(0.91)	(0.69)	(0.16)	–
Year Ended September 30, 2008	13.37	0.15	(1.43)	(1.28)	(0.10)	(0.53)
Year Ended September 30, 2007	13.94	0.01	1.65	1.66	–	(2.23)
Class A***
Period Ended March 31, 2012†	10.66	0.05	1.20	1.25	(0.05)	–
Year Ended September 30, 2011	10.72	0.09	(0.05)	0.04	(0.10)	–
Year Ended September 30, 2010	10.39	0.05	0.33	0.38	(0.05)	–
Year Ended September 30, 2009	11.25	0.09	(0.80)	(0.71)	(0.15)	–
Year Ended September 30, 2008	13.15	0.10	(1.38)	(1.28)	(0.09)	(0.53)
Year Ended September 30, 2007	13.80	(0.03)	1.65	1.62	(0.04)	(2.23)

The accompanying notes are an integral part of the financial statements.

50	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit(c)	Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit	Portfolio turnover rate(b)

$(0.01)	$11.22	11.32%	$2,328	2.92%	2.22%	(0.58)%	0.12%	36.86%
(0.02)	10.09	(0.45)%	2,099	2.95%	2.23%	(0.66)%	0.06%	67.61%
–	10.15	2.73%	2,609	3.36%	2.30%	(1.27)%	(0.21)%	114.34%
(0.10)	9.88	(6.69)%	3,199	2.72%	2.24%	0.06%	0.54%	194.31%
(0.58)	10.72	(10.85)%	4,207	2.52%	2.21%	(0.24)%	0.07%	184.47%
(2.23)	12.61	11.53%	2,291	2.76%	2.25%	(1.34)%	(0.83)%	150.42%

(0.07)	12.11	11.93%	8,557	1.35%	1.24%	1.07%	1.18%	36.86%
(0.15)	10.88	0.51%	60	7.22%	1.23%	(4.94)%	1.05%	67.61%
(0.06)	10.96	3.90%	62	10.41%	1.31%	(8.34)%	0.75%	114.34%
(0.16)	10.61	(5.79)%	72	3.55%	1.24%	(0.10)%	2.21%	194.31%
(0.63)	11.46	(9.99)%	422	4.39%	1.21%	(1.98)%	1.20%	184.47%
(2.23)	13.37	12.67%	37	17.99%	1.25%	(16.64)%	0.10%	150.42%

(0.05)	11.86	11.76%	6,482	2.10%	1.48%	0.27%	0.89%	36.86%
(0.10)	10.66	0.32%	1,982	2.08%	1.48%	0.20%	0.80%	67.61%
(0.05)	10.72	3.69%	4,020	2.62%	1.59%	(0.57)%	0.46%	114.34%
(0.15)	10.39	(6.05)%	1,501	2.87%	1.49%	(0.43)%	0.95%	194.31%
(0.62)	11.25	(10.18)%	863	3.75%	1.46%	(1.44)%	0.85%	184.47%
(2.27)	13.15	12.51%	294	7.12%	1.49%	(5.85)%	(0.22)%	150.42%

FINANCIAL HIGHLIGHTS	51

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
**	Class S shares were formerly named Class Z shares prior to January 23, 2012.
***	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different that what is presented.
†	Unaudited.
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	The Fund’s operating expenses, not including dividends on short positions, are contractually limited to 2.30% for Class C, 1.25% for Class S and 1.55% for Class A. The ratios in these financial highlights reflect the limitation, including the dividends on short positions.
(e)	The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including expenses that were paid on behalf of the Fund by a third party related to a tax matter were 2.54%, 11.38% and 5.60% for Class C, S and A, respectively.
(f)	The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including a potential Internal Revenue Code section 860 deficiency dividend expense were 2.91%, 11.66% and 4.35% for Class C, S and A, respectively.
(g)	Amount less than $0.005.

The accompanying notes are an integral part of the financial statements.

52	FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012 (UNAUDITED)

1.  Organization

The ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”)(formerly, ICON Core Equity Fund), ICON Long/Short Fund (“Long/Short Fund”) and ICON Risk-Managed Equity Fund (“Risk-Managed Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund has three classes of shares: Class C, Class S and Class A. Prior to January 23, 2012, each Fund had four share classes: Class I, Class C, Class Z and Class A. On January 23, 2012, Class I merged into Class A and Class Z was renamed Class S. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently twelve other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the ICON Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Long/Short Fund is capital appreciation. The investment objective of the Risk-Managed Equity Fund is modest capital appreciation and to maximize realized gains.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The

NOTES TO FINANCIAL STATEMENTS	53

Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Equity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

The ICON Fund has a significant weighting in the Industrials sector and the Consumer Discretionary sector which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect those sectors.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

54	NOTES TO FINANCIAL STATEMENTS

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices

NOTES TO FINANCIAL STATEMENTS	55

using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2012:

	Level 1	Level 2	Total

ICON Bond Fund*
Assets
Corporate Bonds	$-	$76,986,587	$76,986,587
U.S. Treasury Obligations	-	15,345,544	15,345,544
Foreign Corporate Bonds	-	5,843,811	5,843,811
Collateral for Securities on Loan	-	6,154,130	6,154,130
Short-Term Investments	-	4,895,838	4,895,838

Total	$-	$109,225,910	$109,225,910

56	NOTES TO FINANCIAL STATEMENTS

	Level 1	Level 2	Total

ICON Equity Income Fund*
Assets
Common Stocks	$25,793,217	$-	$25,793,217
Preferred Stocks	339,154	-	339,154
Corporate Bonds	-	1,483,590	1,483,590
Convertible Preferred Stock	513,090	-	513,090
Call Options Purchased	210,447	-	210,447
Collateral for Securities on Loan	-	1,081,349	1,081,349

Total	$26,855,908	$2,564,939	$29,420,847

ICON Fund*
Assets
Common Stocks	$69,511,754	$-	$69,511,754
Collateral for Securities on Loan	-	1,141,203	1,141,203

Total	$69,511,754	$1,141,203	$70,652,957

ICON Long/Short Fund*
Assets
Common Stocks	$16,904,777	$-	$16,904,777
Collateral for Securities on Loan	-	98,040	98,040
Short-Term Investments	-	276,486	276,486

Total	$16,904,777	$374,526	$17,279,303

Liabilities
Securities Sold Short
Common Stock	$(270,633)	$-	$(270,633)
Exchange Traded Funds	(422,160)	-	(422,160)

Total	$(692,793)	$-	$(692,793)

ICON Risk-Managed Equity Fund*
Assets
Common Stocks	$18,068,137	$-	$18,068,137
Put Option Purchased	38,500	-	38,500
Short-Term Investments	-	905,826	905,826

Total	$18,106,637	$905,826	$19,012,463

Liabilities
Written Call Options	$(427,600)	$-	$(427,600)

Total	$(427,600)	$-	$(427,600)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

NOTES TO FINANCIAL STATEMENTS	57

There were no Level 3 securities held in any of the Funds at March 31, 2012.

For the period ended March 31, 2012, there was no significant security transfer activity between Level 1 and Level 2.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Funds are currently assessing the impact of this guidance on its financial statements.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended March 31, 2012 was limited to purchased and written options.

The Risk-Managed Equity Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

58	NOTES TO FINANCIAL STATEMENTS

Option contracts involve market risk, liquidity and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2012, the Equity Income Fund engaged in purchased call option transactions and the Risk-Managed Equity Fund engaged in written

NOTES TO FINANCIAL STATEMENTS	59

call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Equity Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use. The cash collateral held for the prime broker and/or borrowings from the prime broker are included on the Statement of Assets and Liabilities.

The number of options contracts written and the premiums received by the Risk-Managed Equity Fund during the period ended March 31, 2012, were as follows:

	Risk-Managed Equity Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	75	$250,738
Options written during period	700	1,675,248
Options closed during period	(695)	(1,639,462)

Options outstanding, end of period	80	$286,524

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

Fair Values of Derivative Instruments as of March 31, 2012

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Purchased option contracts
Equity risk
ICON Equity Income Fund	Investments,	$210,447	Investments,	$-
ICON Risk-Managed Equity Fund	at value	38,500	at value	-
Written option contracts
Equity risk
ICON Risk-Managed Equity Fund	Options written, at value	$-	Options written, at value	$427,600

60	NOTES TO FINANCIAL STATEMENTS

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivatives Recognized in Operations	Amount
Purchased option contracts
Equity risk
ICON Equity Income Fund	Net realized gain/(loss) from	$(1,237)
ICON Risk-Managed Equity Fund	investment transactions	(1,199,962)
Written option contracts
Equity risk
ICON Risk-Managed Equity Fund	Net realized gain/(loss) from written option transactions	$(813,595)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivatives Recognized in Operations	Amount
Purchased option contracts
Equity risk
ICON Equity Income Fund	Change in unrealized net	$307,807
ICON Risk-Managed Equity Fund	appreciation/(depreciation) on investments	(101,010)
Written option contracts
Equity risk	Change in unrealized net
ICON Risk-Managed Equity Fund	appreciation/ (depreciation) on written options	$(205,064)

For the period ended March 31, 2012, the Fund’s quarterly holdings of options contracts were as follows:

	ICON Equity Income Fund	ICON Risk- Managed Equity Fund	ICON Risk- Managed Equity Fund
Quarter Ended	Number of Purchased Options Contracts Outstanding		Number of Written Options Contracts Outstanding
December, 31, 2011	1,446	75	105
March 31, 2012	611	100	80

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly, the

NOTES TO FINANCIAL STATEMENTS	61

Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statement of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statement of Operations. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of March 31, 2012, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. The cash collateral is invested in the State Street Navigator Prime Portfolio and is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portion of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

62	NOTES TO FINANCIAL STATEMENTS

As of March 31, 2012, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral
ICON Bond Fund	$5,934,756	$6,154,130
ICON Equity Income Fund	1,045,634	1,081,349
ICON Fund	1,120,179	1,141,203
ICON Long/Short Fund	95,426	98,040

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2012. It may also include collateral received from the pre-funding of loans.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Equity Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

NOTES TO FINANCIAL STATEMENTS	63

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

64	NOTES TO FINANCIAL STATEMENTS

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing And Postage Expense	Transfer Agent Expense
ICON Bond Fund
Class I*	$5,364	$6,229	$22,511
Class C	325	749	5,740
Class S**	1,745	681	3,371
Class A	624	3,680	12,233
ICON Equity Income Fund
Class I*	1,612	4,231	11,285
Class C	409	672	4,944
Class S**	503	551	1,741
Class A	586	2,750	6,554
ICON Fund
Class I*	2,846	7,915	13,931
Class C	1,641	4,888	27,365
Class S**	895	701	2,694
Class A	580	4,543	11,088
ICON Long/Short Fund
Class I*	483	2,135	5,154
Class C	592	1,662	8,897
Class S**	104	254	1,056
Class A	366	2,063	3,965
ICON Risk-Managed Equity Fund
Class I*	912	3,556	7,909
Class C	221	634	3,373
Class S**	384	484	1,518
Class A	423	2,727	5,750

*	Class I shares merged into Class A shares on January 23, 2012. The information presented is that before the merger.

**	Class Z shares were formerly named Class S shares prior to January 23, 2012.

3.  Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily net assets of the Bond Fund, 0.75%

NOTES TO FINANCIAL STATEMENTS	65

of average daily net assets of the Equity Income Fund, ICON Fund, and Risk-Managed Equity Fund, and 0.85% of average daily net assets of the Long/Short Fund.

ICON Advisers has contractually agreed to limit the Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Class A	Class C	Class S
ICON Bond Fund	1.00%	1.60%	0.75%
ICON Equity Income Fund	1.45%	2.20%	1.20%
ICON Fund	1.50%	2.25%	1.25%
ICON Long/Short Fund	1.55%	2.30%	1.25%
ICON Risk-Managed Equity Fund	1.45%	2.20%	1.20%

Effective January 23, 2012, expense limitations of 1.50%, 2.25% and 1.25% were implemented for Class A, Class C and Class S, respectively, of the ICON Fund.

The Funds’ expense limitations, excluding the Bond Fund Class A and all classes of the ICON Fund, will continue in effect until at least January 31, 2021. The Bond Fund Class A and all classes of the ICON Fund will continue in effect until at least January 31, 2013. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2012 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2012	2013	2014	2015
ICON Bond Fund	$16,706	$45,987	$26,738	$36,978
ICON Equity Income Fund	7,676	30,881	17,561	12,908
ICON Fund	-	-	-	7,678
ICON Long/Short Fund	14,684	56,787	37,402	22,779
ICON Risk-Managed Equity Fund	9,699	35,577	22,218	18,889

66	NOTES TO FINANCIAL STATEMENTS

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the fund accounting agent for the funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trusts’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2012, each Funds’ payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

NOTES TO FINANCIAL STATEMENTS	67

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, Bond Fund Class C shareholders pay an annual distribution and service fee of 0.85% of average daily net assets and Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution and service fee of 1.00% of average daily net assets for Class C shares and an annual distribution and service fee of 0.25% of average daily net assets for Class A shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 86% by the Trust and 14% by ICON Advisers. For the period ended March 31, 2012, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

4.  Borrowings

The Trust has entered into Lines of Credit agreements with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Interest on domestic borrowings is charged at the higher of the Federal Funds Rate effective on that day and the Overnight LIBOR Rate effective on that day plus 1.25%. The Funds may have borrowings with the prime broker as a result of brokerage requirements. Interest on domestic borrowing with the prime broker is charged at the Fed Funds rate plus 0.50%. The average interest rate charged for ICON Bond Fund, ICON Equity Income Fund and ICON Fund for the period ended March 31, 2012 was 1.39%. The average interest rate charged for ICON Long/Short Fund for the period ended March 31, 2012 was 1.93%. The average interest rate charged for ICON Risk-Managed Equity Fund for the period ended March 31, 2012 was 1.99%.

68	NOTES TO FINANCIAL STATEMENTS

Fund	Average Borrowing (10/1/11-3/31/12)
ICON Bond Fund	$32,011
ICON Equity Income Fund*	141,961
ICON Fund*	473,401
ICON Long/Short Fund*	106,013
ICON Risk-Managed Equity Fund*	713,725

*	Fund had outstanding borrowings under these agreements/arrangements as of March 31, 2012.

5.  Purchases and Sales of Investment Securities

For the period ended March 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding securities sold short, short-term securities and written options contracts) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long-Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
ICON Bond Fund	$21,271,343	$25,284,359	$9,986,517	$546,250
ICON Equity Income Fund	19,600,264	29,467,229	-	-
ICON Fund	12,219,679	27,265,359	-	-
ICON Long/Short Fund	4,110,313	5,283,421	-	-
ICON Risk-Managed Equity Fund	7,448,310	14,058,377	-	-

6.  Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables includes losses the Funds may be able to offset against gains recognized in future years. The accumulated losses noted represent net capital loss carryforwards as of September 30, 2011 and post-October losses that may be available to offset future realized capital gains and thereby reduce future taxable income distributions.

NOTES TO FINANCIAL STATEMENTS	69

For the year ended September 30, 2011 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Equity Income Fund	$9,397,439	2017
	19,089,764	2018
ICON Fund	23,715,124	2017
	19,833,424	2018
ICON Long/Short Fund	43,306,180	2017
	19,325,857	2018
ICON Risk-Managed Equity Fund	5,993,077	2017
	14,212,596	2018

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2011 the Funds utilized capital loss carryforwards:

Fund	Amount
ICON Equity Income Fund	$5,627,077
ICON Fund	10,265,321
ICON Long/Short Fund	853,303
ICON Risk-Managed Equity Fund	2,242,574

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2011, were as follows:

	Distributions Paid from
Fund	Ordinary Income	Net Long-Term Gains	Total Distributions Paid
ICON Bond Fund	$7,853,451	$1,064,414	$8,917,865
ICON Equity Income Fund	1,710,940	-	1,710,940
ICON Fund	168,477	-	168,477
ICON Long/Short Fund	-	-	-
ICON Risk-Managed Equity Fund	203,631	-	203,631

70	NOTES TO FINANCIAL STATEMENTS

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long- Term-Gains	Accumulated Earnings	Distributions Payable*	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/ (Deficit)
ICON Bond Fund	$29,622	$1,686,187	$1,715,809	$(359,008)	$-	$1,948,292	$3,305,093
ICON Equity Income Fund	314,548	-	314,548	(357,382)	(28,487,200)	(3,360,908)	(31,890,942)
ICON Fund	161,462	-	161,462	-	(43,548,548)	(747,369)	(44,134,455)
ICON Long/Short Fund	-	-	-	-	(62,632,037)	(400,656)	(63,032,693)
ICON Risk-Managed Equity Fund	-	-	-	-	(20,205,673)	893,563	(19,312,110)

*	Differences between the financial statement distribution payable and the tax basis distribution payable are a result of accrual based accounting and cash basis accounting used for federal tax reporting purposes.

**	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

As of March 31, 2012, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Bond Fund	$106,203,489	$3,948,547	$(926,126)	$3,022,421
ICON Equity Income Fund	26,718,019	3,321,666	(618,838)	2,702,828
ICON Fund	52,301,053	18,895,404	(543,500)	18,351,904
ICON Long/Short Fund	13,602,128	3,860,331	(279,332)	3,580,999
ICON Risk-Managed Equity Fund	15,277,115	3,942,280	(348,008)	3,594,272

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital

NOTES TO FINANCIAL STATEMENTS	71

losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

7.  Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure in the Funds’ financial statements.

72	NOTES TO FINANCIAL STATEMENTS

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2012 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/11 – 3/31/12).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

EXPENSE EXAMPLE	73

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11-3/31/12*	Annualized Expense Ratio 10/1/11-3/31/12
Actual Expenses
ICON Bond Fund
Class C	$1,000.00	$1,044.20	$8.18	1.60%
Class S**	1,000.00	1,048.70	3.85	0.75%
Class A***	1,000.00	1,047.40	5.12	1.00%
ICON Equity Income Fund
Class C	1,000.00	1,209.10	12.19	2.21%
Class S**	1,000.00	1,214.30	6.69	1.21%
Class A***	1,000.00	1,213.20	8.07	1.46%
ICON Fund
Class C	1,000.00	1,288.90	13.17	2.30%
Class S**	1,000.00	1,290.20	5.79	1.01%
Class A***	1,000.00	1,290.80	9.05	1.58%
ICON Long/Short Fund
Class C	1,000.00	1,266.30	13.78	2.43%
Class S**	1,000.00	1,273.00	7.81	1.37%
Class A***	1,000.00	1,271.90	9.48	1.67%
ICON Risk-Managed Equity Fund
Class C	1,000.00	1,113.20	11.74	2.22%
Class S**	1,000.00	1,119.30	6.55	1.24%
Class A***	1,000.00	1,117.60	7.83	1.48%
Hypothetical (assuming a 5% return before expenses)
ICON Bond Fund
Class C	1,000.00	1,017.00	8.07
Class S**	1,000.00	1,021.24	3.80
Class A***	1,000.00	1,019.99	5.06
ICON Equity Income Fund
Class C	1,000.00	1,013.97	11.11
Class S**	1,000.00	1,018.96	6.10
Class A***	1,000.00	1,017.71	7.36
ICON Fund
Class C	1,000.00	1,013.49	11.59
Class S**	1,000.00	1,019.94	5.11
Class A***	1,000.00	1,017.10	7.97

74	EXPENSE EXAMPLE

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11-3/31/12*	Annualized Expense Ratio 10/1/11-3/31/12
ICON Long/Short Fund
Class C	1,000.00	1,012.84	12.24
Class S**	1,000.00	1,018.13	6.93
Class A***	1,000.00	1,016.66	8.41
ICON Risk-Managed Equity Fund
Class C	1,000.00	1,013.89	11.19
Class S**	1,000.00	1,018.82	6.24
Class A***	1,000.00	1,017.61	7.46

*	Expenses are equal to the Fund's six month expense ratio and annualized, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

**	Class S shares were formerly named Class Z shares prior to January 23, 2012.

***	Class I shares merged into Class A on January 23, 2012.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

EXPENSE EXAMPLE	75

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

76	OTHER INFORMATION

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

OTHER INFORMATION	77

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2012 SEMIANNUAL REPORT

ICON INTERNATIONAL FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Asia-Pacific Region Fund

ICON Europe Fund

ICON International Equity Fund

1-800-764-0442 | www.iconfunds.com

SAR-INTL-12 B82510

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442    •    www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2012, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

While ICON’s quantitative investment methodology primarily considers company-specific factors beyond financial data, various company factors may impact a stock’s performance, and therefore, Fund performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

2	ABOUT THIS REPORT

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON ASIA-PACIFIC REGION FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (93.1%)
48,000	Adani Enterprises, Ltd.	$286,016
1,196,000	Agricultural Bank of China, Ltd., Class H	511,372
20,200	Aisin Seiki Co., Ltd.(a)	718,417
31,000	Amcor, Ltd.	239,078
500	Amorepacific Corp.**	529,103
15,000	Ansell, Ltd.(a)	231,593
62,100	Australia & New Zealand Banking Group, Ltd.	1,498,114
5,600	Baidu, Inc., ADR†**	816,312
864,000	Bank of Ayudhya PCL	756,788
767,000	Bank Rakyat Indonesia Persero Tbk PT	584,540
282,000	Belle International Holdings, Ltd.	506,060
47,500	Bharti Airtel, Ltd.	314,493
42,700	BHP Billiton, Ltd.	1,539,319
265,000	Bumi Armada Bhd†	381,346
27,000	Celltrion, Inc.	881,361
650,000	Chaoda Modern Agriculture Holdings, Ltd.†***(b)	57,755
3,000	Cheil Industries, Inc.	254,308
474,000	China Lilang, Ltd.	504,739
123,000	China Mengniu Dairy Co., Ltd.	359,865
120,000	China Shineway Pharmaceutical Group, Ltd.	182,832
217,000	China ZhengTong Auto Services Holdings, Ltd.†	215,815
29,500	Coca-Cola Amatil, Ltd.	381,125

Shares or Principal Amount		Value

42,000	Computershare, Ltd.	$392,067
53,000	Crown, Ltd.(a)	478,291
4,700	CSL, Ltd.	175,020
16,000	Divi’s Laboratories, Ltd.	240,209
6,800	Don Quijote Co., Ltd.(a)	247,605
456,000	Dongyue Group	417,768
45,200	Doosan Infracore Co., Ltd.†	873,343
1,323,000	Ezion Holdings, Ltd.	1,037,098
100,000	Fisher & Paykel Healthcare Corp., Ltd.	183,691
70,500	Glenmark Pharmaceuticals, Ltd.	428,089
10,600	Gree, Inc.(a)	267,074
356,000	Guangzhou Automobile Group Co., Ltd., Class H†	353,714
86,000	Gudang Garam Tbk PT	517,980
14,200	Hanwha Corp.	409,553
45,200	HCL Technologies, Ltd.	427,513
940,000	Hengdeli Holdings, Ltd.	395,555
26,804	HKT Trust / HKT, Ltd.†**	20,986
15,100	Honda Motor Co., Ltd.(a)	581,564
74,900	Hong Leong Bank Bhd	308,313
329,000	Huabao International Holdings, Ltd.	212,875
1,400	Hyundai Glovis Co., Ltd.	252,140
2,790	Hyundai Mobis	708,151
7,500	Hyundai Motor Co.	1,548,736
2,592,000	Indika Energy Tbk PT	717,146

4	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

288,000	Insurance Australia Group, Ltd.	$1,016,912
14,000	JSR Corp.(a)	284,064
300	Jupiter Telecommunications Co., Ltd.	300,425
100,000	Kasikornbank PCL	499,283
40	KDDI Corp.(a)	260,262
17,100	Korea Aerospace Industries, Ltd.	438,829
4,000	KT&G Corp.	284,627
22,500	Kuraray Co., Ltd.(a)	320,001
11,100	LG Fashion Corp.	391,335
7,730	LS Corp.	546,669
368,000	M1, Ltd.	744,464
17,000	Mahindra & Mahindra, Ltd.	233,314
65,407	Meritz Fire & Marine Insurance Co., Ltd.†	745,515
5,500	Miraca Holdings, Inc.	215,390
80,000	Mitsubishi Gas Chemical Co., Inc.(a)	538,288
17,000	Mitsubishi Tanabe Pharma Corp.	239,383
52,400	National Australia Bank, Ltd.	1,337,672
10,800	Newcrest Mining, Ltd.	332,172
2,600	Nitori Holdings Co., Ltd.	235,130
12,300	Nitto Denko Corp.(a)	501,585
1,000	NongShim Co., Ltd.	201,118
486,000	Olam International, Ltd.(a)	913,312
11,000	Orica, Ltd.	319,867
4,800	Otsuka Corp.	391,051
7,700	Otsuka Holdings Co., Ltd.	228,263
1,233,000	PCCW, Ltd.	441,911
2,405	POSCO	806,489
192,072	PTT Global Chemical PCL	441,778
85,400	PTT PCL	979,904

Shares or Principal Amount		Value

10,600	Rio Tinto, Ltd.(a)	$719,053
344,000	S.A. SA International Holdings, Ltd.	199,614
4,700	S1 Corp.	219,067
285,000	Sakari Resources, Ltd.(a)	529,233
32,500	Seek, Ltd.(a)	238,155
45,000	Semirara Mining Corp.	257,239
6,100	Shinhan Financial Group Co., Ltd.	236,316
17,000	Shionogi & Co., Ltd.(a)	236,037
877,000	Sihuan Pharmaceutical Holdings Group, Ltd.	341,028
90,000	Singapore Telecommunications, Ltd.	224,737
4,790	SK Innovation Co., Ltd.	702,993
2,100	SK Telecom Co., Ltd.	259,597
6,300	Sohu.com, Inc.†**(a)	347,571
293,000	Sterlite Industries India, Ltd.	633,496
40,000	Sumitomo Rubber Industries, Ltd.	536,644
20,500	Tata Steel, Ltd.	188,744
829,500	Telekomunikasi Indonesia Tbk PT	635,887
4,400	Terumo Corp.(a)	211,436
20,000	Toyo Suisan Kaisha, Ltd.	520,060
25,000	Toyota Motor Corp.(a)	1,087,802
44,000	Tsingtao Brewery Co., Ltd., Class H	237,100
58,400	Union Bank of India	270,704
143,000	United Phosphorus, Ltd.†	363,894
302,000	Want Want China Holdings, Ltd.	337,139
14,300	Wesfarmers, Ltd.	445,277
9,500	Woodside Petroleum, Ltd.	343,331

SCHEDULE OF INVESTMENTS	5

Shares or Principal Amount		Value

46,400	Woori Finance Holdings Co., Ltd.	$535,850
22,000	Yantai Changyu Pioneer Wine Co., Ltd., Class B	248,728

Total Common Stocks (Cost $48,060,416)		48,240,577

Shares or Principal Amount		Value

Collateral for Securities on Loan (15.5%)
8,056,590	State Street Navigator Prime Portfolio	$8,056,590

Total Collateral for Securities on Loan (Cost $8,056,590)		8,056,590
Total Investments 108.6%* (Cost $56,117,006)		56,297,167
Liabilities Less Other Assets (8.6)%		(4,466,325)

Net Assets 100.0%		$51,830,842

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2012 was 89.77% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

***	This security is considered a Level 3 security. See Note 2 for further details.

(a)	All or a portion of the security was on loan as of March 31, 2012.

(b)	This security is considered to be illiquid. The value of this security at March 31, 2012 was $57,755, which represents 0.1% of the Fund’s Net Assets.

ADR	American Depositary Receipt

6	SCHEDULE OF INVESTMENTS

ICON Asia-Pacific Region Fund

Country Composition

March 31, 2012 (unaudited)

South Korea	20.9%
Australia	18.7%
Japan	15.3%
China	8.7%
Singapore	6.7%
India	6.5%
Thailand	5.2%
Indonesia	4.7%
Hong Kong	4.2%
Malaysia	1.3%
Philippines	0.5%
New Zealand	0.4%

93.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Sector Composition

March 31, 2012 (unaudited)

Consumer Discretionary	17.8%
Materials	16.5%
Financial	16.0%
Consumer Staples	9.7%
Energy	9.6%
Health Care	7.3%
Utilities	5.6%
Industrials	5.5%
Information Technology	5.1%

93.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Industry Composition

March 31, 2012 (unaudited)

Diversified Banks	12.6%
Automobile Manufacturers	7.3%
Diversified Metals & Mining	5.6%
Pharmaceuticals	4.9%
Property & Casualty Insurance	3.4%
Wireless Telecommunication Services	3.0%
Coal & Consumable Fuels	2.9%
Commodity Chemicals	2.9%
Internet Software & Services	2.8%
Auto Parts & Equipment	2.8%
Oil & Gas Equipment & Services	2.7%
Packaged Foods & Meats	2.7%
Specialty Chemicals	2.7%
Integrated Telecommunication Services	2.6%
Steel	1.9%
Integrated Oil & Gas	1.9%
Food Distributors	1.8%

Apparel, Accessories & Luxury Goods	1.7%
Industrial Machinery	1.7%
IT Consulting & Other Services	1.6%
Tobacco	1.6%
Diversified Chemicals	1.5%
Oil & Gas Refining & Marketing	1.4%
Specialty Stores	1.1%
Electrical Components & Equipment	1.1%
Tires & Rubber	1.0%
Personal Products	1.0%
Apparel Retail	1.0%
Other Industries (each less than 1%)	13.9%

93.1%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	7

ICON EUROPE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (97.2%)
2,100	Adidas AG	$164,095
1,600	Air Liquide S.A.	213,373
9,400	Alliance Oil Co., Ltd.†	103,821
2,000	Allianz SE†	238,703
3,700	BASF SE	323,526
10,685	Bayer AG	751,464
3,800	Bayerische Motoren Werke AG	341,834
3,200	BioMerieux	252,194
94,100	BP PLC	700,789
3,860	Brenntag AG	472,609
25,700	British Sky Broadcasting Group PLC	278,030
3,500	Carlsberg A/S, Class B	290,353
3,200	Cie de St-Gobain	142,774
10,834	Cie Generale des Etablissements Michelin, Class B	807,080
6,500	Continental AG†	613,623
4,600	Delhaize Group S.A.	241,961
31,500	Deutsche Telekom AG	379,517
5,800	ElringKlinger AG	166,069
3,000	Fugro NV, NV†	213,955
18,000	GEA Group AG	620,901
11,800	Gerresheimer AG	516,165
31,200	GlaxoSmithKline PLC	697,501
28,700	Halfords Group PLC	142,678
3,300	Heineken NV	183,455
12,600	K+S AG	658,941
4,300	Kabel Deutschland Holding AG†	265,447
3,300	L’Oreal S.A.	407,292
2,800	Lonza Group AG†	144,716
10,000	LUKOIL OAO, ADR**	608,000

Shares or Principal Amount		Value

3,970	LVMH Moet Hennessy Louis Vuitton S.A.	$683,175
6,700	Metro AG	259,072
1,150	Muenchener Rueckversicherungs Gesellschaft AG†	173,421
18,900	Nestle S.A.	1,189,123
19,600	Novartis AG	1,085,010
10,900	OMV AG	387,674
23,600	Petrofac, Ltd.	657,693
23,600	QIAGEN NV†	367,475
1,400	Randgold Resources, Ltd.	122,282
9,800	Reckitt Benckiser Group PLC	554,465
68,000	Rexam PLC	465,713
3,300	Rheinmetall AG	195,391
6,130	Roche Holding AG	1,066,806
164,000	RSA Insurance Group PLC	274,463
6,500	Safran S.A.	238,884
5,300	Sanofi	411,235
9,300	SAP AG	649,564
21,600	SBM Offshore NV	441,947
6,700	Siemens AG	675,655
3,700	Stallergenes S.A.	221,539
40,300	Statoil ASA	1,093,827
3,500	Suedzucker AG	111,435
57,400	Telenor ASA	1,065,585
45,300	TeliaSonera AB	316,043
115,100	Tesco PLC	607,500
20,900	Total S.A.	1,067,562
15,200	Ultra Electronics Holdings PLC	425,497
31,300	Unilever PLC	1,032,663
394,000	Vodafone Group PLC	1,086,788

8	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

17,100	Weir Group PLC	$482,378
4,000	Yara International ASA	190,675

Total Common Stocks (Cost $27,295,660)		28,541,406
Preferred Stocks (1.3%)
3,100	Henkel AG & Co. KGaA	227,179
2,400	Porsche Automobil Holding SE	141,642

Total Preferred Stocks (Cost $359,433)		368,821

Shares or Principal Amount		Value

Short-Term Investment (1.1%)
$329,612	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/02/12	$329,612

Total Short-Term Investments (Cost $329,612)		329,612
Total Investments 99.6%* (Cost $27,984,705)		29,239,839
Other Assets Less Liabilities 0.4%		118,893

Net Assets 100.0%		$29,358,732

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2012 was 96.40% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS	9

ICON Europe Fund

Country Composition

March 31, 2012 (unaudited)

Germany	27.1%
Britain	15.5%
France	15.1%
Switzerland	11.9%
United Kingdom	9.8%
Norway	8.0%
Netherlands	4.1%
Russia	2.4%
Austria	1.3%
Sweden	1.1%
Denmark	1.0%
Belgium	0.8%
Jersey	0.4%

98.5%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Sector Composition

March 31, 2012 (unaudited)

Health Care	18.8%
Energy	18.0%
Consumer Staples	17.4%
Consumer Discretionary	12.3%
Industrials	11.1%
Utilities	9.7%
Materials	6.7%
Financial	2.3%
Information Technology	2.2%

98.5%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Industry Composition

March 31, 2012 (unaudited)

Pharmaceuticals	14.4%
Integrated Oil & Gas	13.1%
Packaged Foods & Meats	7.9%
Integrated Telecommunication Services	6.0%
Oil & Gas Equipment & Services	4.5%
Industrial Machinery	3.8%
Wireless Telecommunication Services	3.7%
Life Sciences Tools & Services	3.5%
Industrial Conglomerates	3.0%
Fertilizers & Agricultural Chemicals	2.9%
Food Retail	2.9%
Apparel, Accessories & Luxury Goods	2.9%
Tires & Rubber	2.7%

Household Products	2.7%
Auto Parts & Equipment	2.7%
Aerospace & Defense	2.3%
Application Software	2.2%
Cable & Satellite	1.9%
Automobile Manufacturers	1.6%
Brewers	1.6%
Trading Companies & Distributors	1.6%
Metal & Glass Containers	1.6%
Personal Products	1.4%
Diversified Chemicals	1.1%
Other Industries (each less than 1%)	6.5%

98.5%

Percentages are based upon common and preferred stocks as a percentage of net assets.

10	SCHEDULE OF INVESTMENTS

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.9%)
8,600	Agnico-Eagle Mines, Ltd.**	$286,595
1,035,000	America Movil S.A.B. de C.V., Series L**	1,287,905
1,500	Amorepacific Corp.**	1,587,309
86,000	Asics Corp.(a)	982,165
81,100	Atrium Innovations, Inc.†**	933,408
5,600	Baidu, Inc., ADR†**	816,312
23,500	Barrick Gold Corp.**	1,021,329
16,200	Bayer AG	1,139,327
110,710	BP PLC	824,489
7,300	Brenntag AG	893,795
64,300	Celltrion, Inc.	2,098,944
43,300	Centerra Gold, Inc.**	673,300
1,702,000	Chaoda Modern Agriculture Holdings, Ltd.†***(b)	151,229
10,400	Cie Generale des Etablissements Michelin, Class B	774,750
668,000	Compartamos S.A.B. de C.V.**	757,608
8,600	Continental AG†	811,871
50,400	Deutsche Telekom AG	607,227
72,000	Diagnosticos da America S.A.**	552,587
888,000	Dongyue Group	813,549
14,100	Empire Co., Ltd., Class A**	814,236
3,594,000	Ezion Holdings, Ltd.	2,817,332
4,000	FANUC Corp.(a)	716,461
200,000	Fisher & Paykel Healthcare Corp., Ltd.	367,382
5,600	Fugro NV, NV†	399,383
24,900	GEA Group AG	858,912

Shares or Principal Amount		Value

15,000	Gerresheimer AG	$656,142
52,800	GlaxoSmithKline PLC	1,180,387
15,500	Gree, Inc.(a)	390,532
148,000	Gudang Garam Tbk PT	891,407
42,000	Hengan International Group Co., Ltd.	422,059
5,800	Hyundai Department Store Co., Ltd.	891,445
63,000	Hyundai Greenfood Co., Ltd.	844,558
4,400	Hyundai Home Shopping Network Corp.	522,397
3,800	Hyundai Mobis	964,507
14,000	Hyundai Motor Co.	2,890,975
22,700	K+S AG	1,187,139
48,100	Kinross Gold Corp.**	470,174
10,500	Korea Aerospace Industries, Ltd.	269,456
12,600	KT&G Corp.	896,574
104,000	Lewis Group, Ltd.	1,034,125
53,000	LG Fashion Corp.	1,868,538
1,500	LG Household & Health Care, Ltd.	788,958
6,600	LVMH Moet Hennessy Louis Vuitton S.A.	1,135,757
6,300	Mando Corp.	928,351
9,700	Metro AG	375,074
19,700	Metro, Inc.**	1,050,522
58,000	MTN Group, Ltd.	1,022,731
30,300	Nestle S.A.	1,906,372
28,000	Novartis AG	1,550,014
600,000	Olam International, Ltd.(a)	1,127,545
14,000	Otsuka Holdings Co., Ltd.	415,024
29,500	Pan American Silver Corp.**(a)	650,955
14,100	Petrofac, Ltd.	392,944

SCHEDULE OF INVESTMENTS	11

Shares or Principal Amount		Value

17,000	Potash Corp. of Saskatchewan, Inc.**	$776,159
25,800	QIAGEN NV†	401,731
8,700	Roche Holding AG	1,514,064
225,000	RSA Insurance Group PLC(a)	376,549
860,000	S.A. SA International Holdings, Ltd.	499,035
6,400	Sanofi	496,586
7,200	SAP AG	502,889
24,100	Saputo, Inc.**	1,044,023
8,300	Siemens AG	837,005
5,100	SK Holdings Co., Ltd.	665,053
4,400	SK Innovation Co., Ltd.	645,756
61,300	Statoil ASA	1,663,811
41,400	Suncor Energy, Inc.**	1,352,675
47,700	Suncorp Group, Ltd.	416,039
870,000	Telekomunikasi Indonesia Tbk PT	666,934
87,500	Telenor ASA	1,624,368
53,000	TeliaSonera AB	369,764
191,000	Tesco PLC	1,008,102
19,900	Teva Pharmaceutical Industries, Ltd., ADR**	896,694
160,000	Thai Union Frozen Products PCL	367,078
13,000	Tiger Brands, Ltd.	457,004
16,200	Tim Hortons, Inc.**	866,642
31,155	Total S.A.	1,591,382
50,000	Toyo Suisan Kaisha, Ltd.	1,300,150
24,400	Trican Well Service, Ltd.**(a)	358,374
23,000	Ultra Electronics Holdings PLC	643,844

Shares or Principal Amount		Value

45,900	Unilever PLC	$1,514,353
218,000	United Phosphorus, Ltd.	554,748
9,000	Valeant Pharmaceuticals International, Inc.†**	482,641
513,000	Vodafone Group PLC	1,415,031
80,000	Yantai Changyu Pioneer Wine Co., Ltd., Class B	904,466
878,000	Yingde Gases	996,087

Total Common Stocks (Cost $77,153,586)		76,921,104
Preferred Stocks (3.4%)
30,440	Banco Bradesco S.A.**	531,777
70,000	Investimentos Itau S.A.**	431,401
140,000	Petroleo Brasileiro S.A.**	1,790,791

Total Preferred Stocks (Cost $2,911,908)		2,753,969
Collateral for Securities on Loan (5.3%)
4,269,148	State Street Navigator Prime Portfolio	4,269,148

Total Collateral for Securities on Loan (Cost $4,269,148)		4,269,148
Total Investments 104.6%* (Cost $84,334,642)		83,944,221
Liabilities Less Other Assets (4.6)%		(3,682,871)

Net Assets 100.0%		$80,261,350

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2012 was 75.05% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

***	This security is considered a Level 3 security. See Note 2 for further details.

(a)	All or a portion of the security was on loan as of March 31, 2012.

(b)	This security is considered to be illiquid. The value of this security at March 31, 2012 was $151,229, which represents 0.2% of the Fund’s Net Assets.

ADR	American Depositary Receipt

12	SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Country Composition

March 31, 2012 (unaudited)

South Korea	19.8%
Canada	13.4%
Germany	9.8%
Switzerland	6.2%
Britain	5.1%
France	5.0%
Singapore	4.9%
Japan	4.7%
Brazil	4.1%
Norway	4.1%
United Kingdom	4.0%
China	3.7%
South Africa	3.1%
Mexico	2.6%
Hong Kong	2.1%
Indonesia	1.9%
Israel	1.1%
Netherlands	1.0%
India	0.7%
Australia	0.5%
Sweden	0.5%
New Zealand	0.5%
Thailand	0.5%

99.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Sector Composition

March 31, 2012 (unaudited)

Consumer Staples	21.9%
Consumer Discretionary	18.7%
Energy	14.8%
Health Care	14.6%
Materials	9.3%
Utilities	8.7%
Industrials	6.1%
Financial	3.1%
Information Technology	2.1%

99.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	13

ICON International Equity Fund

Industry Composition

March 31, 2012 (unaudited)

Pharmaceuticals	12.2%
Integrated Oil & Gas	9.0%
Packaged Foods & Meats	8.2%
Oil & Gas Equipment & Services	4.9%
Wireless Telecommunication Services	4.6%
Integrated Telecommunication Services	4.1%
Apparel, Accessories & Luxury Goods	3.7%
Personal Products	3.7%
Automobile Manufacturers	3.6%
Food Retail	3.6%
Auto Parts & Equipment	3.4%
Fertilizers & Agricultural Chemicals	3.1%
Gold	3.1%
Tobacco	2.2%
Department Stores	2.2%
Industrial Machinery	2.0%
Industrial Conglomerates	1.9%

Internet Software & Services	1.5%
Food Distributors	1.4%
Life Sciences Tools & Services	1.3%
Homefurnishing Retail	1.3%
Industrial Gases	1.2%
Footwear	1.2%
Diversified Banks	1.2%
Aerospace & Defense	1.1%
Distillers & Vintners	1.1%
Trading Companies & Distributors	1.1%
Restaurants	1.1%
Specialty Chemicals	1.0%
Property & Casualty Insurance	1.0%
Household Products	1.0%
Tires & Rubber	1.0%
Other Industries (each less than 1%)	6.3%

99.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

14	SCHEDULE OF INVESTMENTS

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STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2012 (UNAUDITED)

	ICON Asia-Pacific Region Fund	ICON Europe Fund	ICON International Equity Fund
Assets
Investments, at cost	$56,117,006	$27,984,705	$84,334,642

Investments, at value†	56,297,167	29,239,839	83,944,221
Foreign currency, at value(a)	737,577	7,670	601,038
Receivables:
Fund shares sold	192,161	11,878	62,610
Investments sold	3,856,224	66,079	1,760,556
Dividends	223,986	50,776	210,664
Expense reimbursements due from Adviser	16,447	14,950	4,463
Foreign tax reclaims	381	78,750	111,027
Other assets	28,722	25,596	36,216

Total Assets	61,352,665	29,495,538	86,730,795

Liabilities
Payables:
Due to custodian bank	710,684	–	786,427
Expense recoupment due to adviser	–	–	822
Investments purchased	485,286	–	202,324
Payable for collateral received on securities loaned	8,056,590	–	4,269,148
Fund shares redeemed	58,199	74,077	1,038,568
Advisory fees	47,213	25,004	69,280
Accrued distribution fees	1,026	80	10,006
Fund accounting fees	1,881	988	2,084
Transfer agent fees	14,444	8,474	19,120
Administration fees	2,358	1,249	3,461
Trustee fees	1,575	931	2,765
Capital gains tax	90,497	–	14,089
Accrued expenses	52,070	26,003	51,351

Total Liabilities	9,521,823	136,806	6,469,445

Net Assets - all share classes	$51,830,842	$29,358,732	$80,261,350

Net Assets - Class S*	$49,702,603	$29,186,097	$59,278,866

Net Assets - Class C	$985,649	$69,044	$7,819,685

Net Assets - Class A	$1,142,590	$103,591	$13,162,799

16	FINANCIAL STATEMENTS

	ICON Asia-Pacific Region Fund	ICON Europe Fund	ICON International Equity Fund
Net Assets Consist of
Paid-in capital	$63,089,376	$81,966,062	$173,565,599
Accumulated undistributed net investment income/(loss)	36,029	18,610	(141,134)
Accumulated undistributed net realized gain/(loss) from investments and foreign currency transactions	(11,469,089)	(53,882,330)	(92,772,140)
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	174,526	1,256,390	(390,975)

Net Assets	$51,830,842	$29,358,732	$80,261,350

Shares outstanding (unlimited shares authorized, no par value)
Class S*	4,035,749	2,375,239	5,425,250
Class C	82,067	5,690	766,359
Class A	92,873	8,405	1,207,941
Net asset value (offering and redemption price per share)
Class S*	$12.32	$12.29	$10.93
Class C	$12.01	$12.13	$10.20
Class A	$12.30	$12.32	$10.90
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$13.05	$13.07	$11.56

† Includes securities on loan of	$7,617,567	$–	$4,066,856

(a) Foreign currency, at cost	$737,094	$7,679	$597,712

*	Class S shares of the International Equity Fund merged into Class Z shares and were renamed to Class S on January 23, 2012.

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	17

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2012 (UNAUDITED)

	ICON Asia-Pacific Region Fund	ICON Europe Fund	ICON International Equity Fund
Investment Income
Interest	$47	$29	$61
Dividends	500,348	270,688	717,654
Income from securities lending, net	4,316	2,462	8,030
Foreign taxes withheld	(26,990)	(24,368)	(72,618)

Total Investment Income	477,721	248,811	653,127

Expenses
Advisory fees	282,257	146,105	409,552
Distribution fees:
Class I*	–	–	19,176
Class C	4,353	329	41,103
Class A	1,204	134	9,623
Fund accounting fees	5,614	2,913	8,191
Transfer agent fees	35,149	20,606	50,753
Administration fees	14,108	7,302	20,470
Custody fees	36,892	6,959	40,524
Registration fees:
Class S**	7,948	6,245	3,731
Class I*	–	–	4,304
Class C	3,523	3,326	3,727
Class Z**	–	–	1,794
Class A	2,817	3,033	4,019
Insurance expense	4,683	2,871	6,791
Trustee fees and expenses	3,052	1,640	4,364
Audit and tax service expense	16,067	16,057	16,860
Interest expense	599	491	355
Recoupment of previously reimbursed expenses	–	–	1,396
Other expenses	31,350	19,028	34,602

Total expenses before expense reimbursement	449,616	237,039	681,335
Expense reimbursement by Adviser due to expense limitation agreement	(7,913)	(8,157)	(12,882)

Net Expenses	441,703	228,882	668,453

Net Investment Income/(Loss)	36,018	19,929	(15,326)

Net Realized and Unrealized Gain/(Loss) on Investments, Foreign Currency Transactions and Capital Gains Tax
Net realized gain/(loss) from investment transactions	(581,953)	(3,143,511)	(11,706,398)
Net realized gain/(loss) from foreign currency transactions	(77,580)	(33,448)	(202,107)
Net realized capital gains tax	(90,225)	–	(69,253)
Change in unrealized net appreciation/(depreciation) on investments and foreign currency transactions	11,954,622	8,876,901	26,634,764

Net realized and unrealized gain/(loss) on investments, foreign currency transactions and capital gains tax	11,204,864	5,699,942	14,657,006

Net Increase/(Decrease) in Net Assets Resulting From Operations	$11,240,882	$5,719,871	$14,641,680

*	Class I shares of the International Equity Fund merged into Class A shares on January 23, 2012.
**	Class S shares of the International Equity Fund merged into Class Z shares and were renamed to Class S on January 23, 2012.

The accompanying notes are an integral part of the financial statements.

18	FINANCIAL STATEMENTS

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STATEMENTS OF CHANGES IN NET ASSETS

	ICON Asia-Pacific Region Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Operations
Net investment income/(loss)	$36,018	$388,046
Net realized gain/(loss) on investment transactions	(581,953)	9,874,630
Net realized gain/(loss) from foreign currency transactions	(77,580)	287,624
Net realized capital gains tax	(90,225)	(28,063)
Change in net unrealized appreciation/(depreciation) on investments and foreign currency transactions	11,954,622	(23,378,425)

Net increase/(decrease) in net assets	11,240,882	(12,856,188)

Dividends to Shareholders
Net investment income
Class S	(215,357)	-
Class C	-	-
Class A	(1,981)	-

Net decrease from dividends	(217,338)	-

Fund Share Transactions
Shares sold
Class S	2,789,619	24,830,854
Class C	138,616	858,994
Class A	441,535	832,245
Reinvested dividends and distributions
Class S	209,005	-
Class C	-	-
Class A	1,823	-
Shares repurchased
Class S	(19,626,421)	(27,570,610)
Class C	(114,105)	(286,152)
Class A	(230,501)	(1,054,975)

Net increase/(decrease) from fund share transactions	(16,390,429)	(2,389,644)

Total Net increase/(decrease) in net assets	(5,366,885)	(15,245,832)
Net Assets
Beginning of period	57,197,727	72,443,559

End of period	$51,830,842	$57,197,727

20	FINANCIAL STATEMENTS

ICON Europe Fund
Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011

$19,929	$606,191
(3,143,511)	4,703,346
(33,448)	(367,632)
-	-
8,876,901	(11,104,476)

5,719,871	(6,162,571)

(459,020)	(453,210)
(307)	(410)
(1,339)	(1,567)

(460,666)	(455,187)

1,570,977	7,568,313
2,972	5,475
2,403	10,420

445,476	440,889
307	410
1,289	1,511

(6,153,418)	(21,855,777)
(5,100)	(2,563)
(24,538)	(30,619)

(4,159,632)	(13,891,941)

1,099,573	(20,509,699)

28,259,159	48,768,858

$29,358,732	$28,259,159

FINANCIAL STATEMENTS	21

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Asia-Pacific Region Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Transactions in Fund Shares
Shares sold
Class S	245,043	1,912,320
Class C	12,135	66,475
Class A	37,654	64,370
Reinvested dividends and distributions
Class S	20,116	-
Class C	-	-
Class A	176	-
Shares repurchased
Class S	(1,724,669)	(2,154,565)
Class C	(10,246)	(22,566)
Class A	(20,993)	(81,339)

Net increase/(decrease)	(1,440,784)	(215,305)
Shares outstanding, beginning of period	5,651,473	5,866,778

Shares outstanding, end of period	4,210,689	5,651,473

Accumulated undistributed net investment income/(loss)	$36,029	$217,349

The accompanying notes are an integral part of the financial statements.

22	FINANCIAL STATEMENTS

ICON Europe Fund
Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011

136,946	540,432
245	402
210	765

42,386	32,418
29	31
122	111

(538,662)	(1,585,829)
(429)	(183)
(2,148)	(2,203)

(361,301)	(1,014,056)
2,750,635	3,764,691

2,389,334	2,750,635

$18,610	$459,347

FINANCIAL STATEMENTS	23

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON International Equity Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Operations
Net investment income/(loss)	$(15,326)	$932,766
Net realized gain/(loss) on investment transactions	(11,706,398)	11,896,021
Net realized gain/(loss) from foreign currency transactions	(202,107)	58,537
Net realized capital gains tax	(69,253)	(33,954)
Change in net unrealized appreciation/(depreciation) on investments and foreign currency transactions	26,634,764	(37,453,624)

Net increase/(decrease) in net assets	14,641,680	(24,600,254)

Dividends to Shareholders
Net investment income
Class S (pre-merger)*	(446,175)	(209,215)
Class I**	(153,050)	(118,029)
Class C	-	-
Class S (formerly, Class Z)	(74,204)	(82,032)
Class A	(13,281)	(20,141)
Class Q***		(52,806)

Net decrease from dividends	(686,710)	(482,223)

Fund Share Transactions
Shares sold
Class S (pre-merger)*	1,305,260	28,322,716
Class I**	1,041,882	13,088,283
Class C	64,201	918,923
Class S (formerly, Class Z)****	53,507,061	2,581,160
Class A	14,813,470	1,383,795
Class Q***	-	23,892
Reinvested dividends and distributions
Class S (pre-merger)*	445,550	204,055
Class I**	134,039	101,764
Class C	-	-
Class S (formerly, Class Z)	69,998	79,707
Class A	9,439	17,213
Class Q***	-	52,676
Shares repurchased
Class S (pre-merger)*	(42,941,189)	(11,610,081)
Class I**	(29,247,969)	(17,474,596)
Class C	(1,737,451)	(4,428,987)
Class S (formerly, Class Z)****	(4,677,426)	(6,802,428)
Class A	(5,407,209)	(3,354,216)
Class Q***	-	(9,287,654)

Net increase/(decrease) from fund share transactions	(12,620,344)	(6,183,778)

Total Net increase/(decrease) in net assets	1,334,626	(31,266,255)
Net Assets
Beginning of period	78,926,724	110,192,979

End of period	$80,261,350	$78,926,724

24	FINANCIAL STATEMENTS

	ICON International Equity Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Transactions in Fund Shares
Shares sold
Class S (pre-merger)*	125,902	2,179,451
Class I**	102,639	1,070,213
Class C	6,744	77,449
Class S (formerly, Class Z)****	5,114,828	206,375
Class A	1,419,883	109,312
Class Q***	-	1,884
Reinvested dividends and distributions
Class S (pre-merger)*	45,933	16,118
Class I**	14,139	8,240
Class C	-	-
Class S (formerly, Class Z)	7,307	6,377
Class A	986	1,382
Class Q***	-	4,218
Shares repurchased
Class S (pre-merger)*	(4,078,066)	(933,083)
Class I**	(2,858,784)	(1,434,870)
Class C	(180,528)	(375,566)
Class S (formerly, Class Z)****	(437,159)	(529,937)
Class A****	(501,127)	(267,603)
Class Q***	-	(718,870)

Net increase/(decrease)	(1,217,303)	(578,910)
Shares outstanding, beginning of period	8,616,853	9,195,763

Shares outstanding, end of period	7,399,550	8,616,853

Accumulated undistributed net investment income/(loss)	$(141,134)	$560,902

*	Class S shares of the International Equity Fund merged into Class Z shares and were renamed to Class S on January 23, 2012. The information presented is that before the merger.

**	Class I shares of the International Equity Fund merged into Class A shares on January 23, 2012. The information presented is that before the merger.

***	Class Q shares of the International Equity Fund closed on April 12, 2011.

****	The information presented includes the January 23, 2012 merger activity.

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	25

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Asia-Pacific Region Fund
Class S
Period Ended March 31, 2012†	$10.12	$0.01	$2.23	$2.24	$(0.04)	$–
Year Ended September 30, 2011	12.35	0.07	(2.30)	(2.23)	–	–
Year Ended September 30, 2010	10.64	0.01	1.89	1.90	(0.19)	–
Year Ended September 30, 2009	9.47	0.08	1.20	1.28	(0.11)	–
Year Ended September 30, 2008	18.82	0.10	(6.99)	(6.89)	(0.12)	(2.34)
Year Ended September 30, 2007	13.19	0.15	5.51	5.66	(0.03)	–
Class C
Period Ended March 31, 2012†	9.88	(0.04)	2.17	2.13	–	–
Year Ended September 30, 2011	12.17	(0.02)	(2.27)	(2.29)	–	–
Year Ended September 30, 2010	10.54	(0.05)	1.82	1.77	(0.14)	–
Year Ended September 30, 2009	9.41	0.02	1.18	1.20	(0.07)	–
January 25, 2008 (inception) to September 30, 2008	13.73	0.05	(4.37)	(4.32)	–	–
Class A
Period Ended March 31, 2012†	10.10	– (d)	2.22	2.22	(0.02)	–
Year Ended September 30, 2011	12.35	0.04	(2.29)	(2.25)	–	–
Year Ended September 30, 2010	10.63	0.02	1.86	1.88	(0.16)	–
Year Ended September 30, 2009	9.38	0.05	1.25	1.30	(0.05)	–
Year Ended September 30, 2008	18.72	0.03	(6.93)	(6.90)	(0.10)	(2.34)
Year Ended September 30, 2007	13.18	0.27	5.30	5.57	(0.03)	–
ICON Europe Fund
Class S
Period Ended March 31, 2012†	10.27	0.01	2.19	2.20	(0.18)	–
Year Ended September 30, 2011	12.95	0.19	(2.73)	(2.54)	(0.14)	–
Year Ended September 30, 2010	12.28	0.18	0.60	0.78	(0.11)	–
Year Ended September 30, 2009	13.23	0.15	(0.79)	(0.64)	(0.31)	–
Year Ended September 30, 2008	24.04	0.36	(8.21)	(7.85)	(0.21)	(2.75)
Year Ended September 30, 2007	18.82	0.21	5.33	5.54	(0.05)	(0.27)
Class C
Period Ended March 31, 2012†	10.07	(0.05)	2.16	2.11	(0.05)	–
Year Ended September 30, 2011	12.77	0.07	(2.70)	(2.63)	(0.07)	–
Year Ended September 30, 2010	12.15	0.09	0.56	0.65	(0.03)	–
Year Ended September 30, 2009	13.12	0.07	(0.80)	(0.73)	(0.24)	–
January 25, 2008 (inception) to September 30, 2008	17.91	0.07	(4.86)	(4.79)	–	–
Class A
Period Ended March 31, 2012†	10.28	(0.01)	2.19	2.18	(0.14)	–
Year Ended September 30, 2011	12.98	0.18	(2.75)	(2.57)	(0.13)	–
Year Ended September 30, 2010	12.30	0.15	0.60	0.75	(0.07)	–
Year Ended September 30, 2009	13.14	0.12	(0.75)	(0.63)	(0.21)	–
Year Ended September 30, 2008	23.91	0.26	(8.17)	(7.91)	(0.11)	(2.75)
Year Ended September 30, 2007	18.79	0.15	5.28	5.43	(0.04)	(0.27)

26	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit		Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit	Portfolio turnover rate(b)

$(0.04)	$12.32	22.25%	$49,703	1.54%	1.54%		0.15%	0.15%	40.86%
–	10.12	(18.06)%	55,637	1.59%	1.59%		0.55%	0.55%	71.03%
(0.19)	12.35	18.02%	70,854	1.63%	1.63%		0.13%	0.13%	100.41%
(0.11)	10.64	14.18%	108,325	1.54%	1.54%		1.00%	1.00%	171.05%
(2.46)	9.47	(41.26)%	69,519	1.42%	1.42%		0.70%	0.70%	168.42%
(0.03)	18.82	43.03%	205,332	1.38%	1.38%		0.96%	0.97%	130.84%

–	12.01	21.56%	986	3.57%	2.55	%(c)	(1.80)%	(0.78)%	40.86%
–	9.88	(18.82)%	792	4.40%	2.55	%(c)	(2.02)%	(0.17)%	71.03%
(0.14)	12.17	17.02%	441	9.04%	2.57	%(c)	(6.91)%	(0.44)%	100.41%
(0.07)	10.54	13.10%	260	19.80%	2.55	%(c)	(17.06)%	0.19%	171.05%
–	9.41	(31.46)%	33	23.58%	2.64	%(c)	(20.28)%	0.66%	168.42%

(0.02)	12.30	22.02%	1,142	2.52%	1.80	%(c)	(0.79)%	(0.07)%	40.86%
–	10.10	(18.22)%	768	3.05%	1.81	%(c)	(0.97)%	0.27%	71.03%
(0.16)	12.35	17.91%	1,149	5.17%	1.82	%(c)	(3.13)%	0.22%	100.41%
(0.05)	10.63	14.11%	543	5.89%	1.82	%(c)	(3.41)%	0.66%	171.05%
(2.44)	9.38	(41.53)%	412	2.94%	1.88	%(c)	(0.82)%	0.24%	168.42%
(0.03)	18.72	42.38%	973	3.26%	1.85	%(c)	0.24%	1.65%	130.84%

(0.18)	12.29	21.73%	29,186	1.56%	1.56%		0.14%	0.14%	60.67%
(0.14)	10.27	(19.90)%	28,095	1.54%	1.54%		1.40%	1.40%	51.94%
(0.11)	12.95	6.40%	48,547	1.58%	1.58%		1.48%	1.48%	105.08%
(0.31)	12.28	(4.13)%	56,681	1.57%	1.57%		1.52%	1.52%	129.97%
(2.96)	13.23	(36.83)%	84,320	1.35%	1.35%		1.89%	1.89%	181.83%
(0.32)	24.04	29.69%	139,069	1.35%	1.35%		0.97%	0.97%	133.36%

(0.05)	12.13	21.06%	69	15.18%	2.55	%(c)	(13.47)%	(0.84)%	60.67%
(0.07)	10.07	(20.73)%	59	19.88%	2.52	%(c)	(16.84)%	0.52%	51.94%
(0.03)	12.77	5.37%	71	40.14%	2.55	%(c)	(36.86)%	0.73%	105.08%
(0.24)	12.15	(5.04)%	22	75.12%	2.57	%(c)	(71.83)%	0.72%	129.97%
–	13.12	(26.74)%	16	51.24%	2.58	%(c)	(48.03)%	0.63%	181.83%

(0.14)	12.32	21.42%	104	9.26%	1.80	%(c)	(7.58)%	(0.12)%	60.67%
(0.13)	10.28	(20.04)%	105	11.29%	1.80	%(c)	(8.20)%	1.29%	51.94%
(0.07)	12.98	6.16%	150	17.22%	1.80	%(c)	(14.22)%	1.21%	105.08%
(0.21)	12.30	(4.32)%	159	11.15%	1.82	%(c)	(8.08)%	1.25%	129.97%
(2.86)	13.14	(37.17)%	370	4.36%	1.83	%(c)	(1.18)%	1.35%	181.83%
(0.31)	23.91	29.14%	666	2.43%	1.84	%(c)	0.09%	0.69%	133.36%

FINANCIAL HIGHLIGHTS	27

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations				Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)		Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON International Equity Fund
Class S**
Period Ended March 31, 2012†	$9.22	$0.05		$1.77	$1.82	$(0.11)	$–
Year Ended September 30, 2011	12.11	0.14		(2.95)	(2.81)	(0.08)	–
Year Ended September 30, 2010	11.13	0.13		1.06	1.19	(0.21)	–
Year Ended September 30, 2009	10.87	0.11		0.35	0.46	(0.20)	–
Year Ended September 30, 2008	20.34	0.22		(7.53)	(7.31)	(0.17)	(1.99)
Year Ended September 30, 2007	15.07	0.20		5.73	5.93	–	(0.66)
Class C
Period Ended March 31, 2012†	8.56	(0.05)		1.69	1.64	–	–
Year Ended September 30, 2011	11.30	–	(d)	(2.74)	(2.74)	–	–
Year Ended September 30, 2010	10.40	(0.01)		1.01	1.00	(0.10)	–
Year Ended September 30, 2009	10.10	–	(d)	0.36	0.36	(0.06)	–
Year Ended September 30, 2008	19.09	0.07		(7.07)	(7.00)	– (d)	(1.99)
Year Ended September 30, 2007	14.36	–	(d)	5.39	5.39	–	(0.66)
Class A***
Period Ended March 31, 2012†	9.16	0.02		1.77	1.79	(0.05)	–
Year Ended September 30, 2011	12.04	0.10		(2.94)	(2.84)	(0.04)	–
Year Ended September 30, 2010	11.07	0.08		1.06	1.14	(0.17)	–
Year Ended September 30, 2009	10.78	0.06		0.37	0.43	(0.14)	–
Year Ended September 30, 2008	20.24	0.18		(7.52)	(7.34)	(0.13)	(1.99)
Year Ended September 30, 2007	15.06	0.17		5.67	5.84	–	(0.66)

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
**	Class S shares of the International Equity Fund merged into Class Z shares and were renamed to Class S on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
***	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
†	Unaudited.
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including interest expense.
(d)	Amount less than $0.005.
(e)	The ratio of expenses to average net assets after the contractual expense limitation and voluntary expense waiver and transfer agent earnings credit is 1.25%, 2.52% and 1.76% for Class S, Class C and Class A, respectively.
(f)	The ratio of net investment income/(loss) to average net assets after the contractual expense limitation and voluntary expense waiver and transfer agent earnings credit is 1.25%, (0.01%) and 0.74% for Class S, Class C and Class A, respectively.

The accompanying notes are an integral part of the financial statements.

28	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit(c)		Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit		Portfolio turnover rate(b)

$(0.11)	$10.93	19.88%	$59,279	1.39%	1.39%		0.88%	0.88%		76.22%
(0.08)	9.22	(23.38)%	6,826	1.45%	1.45%		1.12%	1.12%		91.46%
(0.21)	12.11	10.87%	12,806	1.43%	1.36%		1.06%	1.12%		111.29%
(0.20)	11.13	5.16%	29,437	1.43%	1.25	%(e)	1.07%	1.25	%(f)	182.73%
(2.16)	10.87	(39.66)%	13,580	1.27%	1.27%		1.31%	1.31%		188.73%
(0.66)	20.34	40.56%	37,619	1.26%	1.26%		1.16%	1.16%		132.30%

–	10.20	19.16%	7,819	2.72%	2.55%		(1.14)%	(0.97)%		76.22%
–	8.56	(24.25)%	8,050	2.64%	2.55%		(0.11)%	(0.02)%		91.46%
(0.10)	11.30	9.65%	13,990	2.69%	2.55%		(0.21)%	(0.07)%		111.29%
(0.06)	10.40	3.79%	15,774	2.64%	2.55	%(e)	(0.13)%	(0.04	)%(f)	182.73%
(1.99)	10.10	(40.38)%	22,194	2.44%	2.44%		0.47%	0.47%		188.73%
(0.66)	19.09	38.74%	29,274	2.57%	2.56%		(0.04)%	(0.03)%		132.30%

(0.05)	10.90	19.62%	13,163	1.95%	1.80%		0.23%	0.38%		76.22%
(0.04)	9.16	(23.65)%	2,640	2.03%	1.80%		0.56%	0.79%		91.46%
(0.17)	12.04	10.38%	5,358	2.16%	1.80%		0.33%	0.68%		111.29%
(0.14)	11.07	4.65%	5,214	2.08%	1.80	%(e)	0.42%	0.70	%(f)	182.73%
(2.12)	10.78	(39.95)%	7,001	1.73%	1.73%		1.17%	1.17%		188.73%
(0.66)	20.24	39.97%	6,744	1.70%	1.69%		0.98%	0.99%		132.30%

FINANCIAL HIGHLIGHTS	29

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012 (UNAUDITED)

1.  Organization

The ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each fund has three classes of shares: Class S, Class C and Class A. Prior to January 23, 2012, the International Equity Fund had five share classes: Class S, Class I, Class C, Class Z and Class A. On January 23, 2012, the following changes took place in the International Equity Fund: Class I merged into Class A, Class S merged into Class Z and Class Z was renamed to Class S. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently fourteen other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and the Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general,

30	NOTES TO FINANCIAL STATEMENTS

there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity, and small market share.

The Europe Fund has a significant weighting in Germany which may cause each Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that country and/or sector.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market

NOTES TO FINANCIAL STATEMENTS	31

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

32	NOTES TO FINANCIAL STATEMENTS

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2012:

	Level 1	Level 2	Level 3	Total

ICON Asia-Pacific Region Fund*
Assets
Common Stocks
South Korea	$529,103	$10,295,997	$-	$10,825,100
Australia	-	9,687,046	-	9,687,046
Japan	-	7,920,481	-	7,920,481
China	1,163,883	3,350,235	-	4,514,118
Singapore	-	3,448,844	-	3,448,844
India	-	3,386,472	-	3,386,472
Thailand	-	2,677,753	-	2,677,753
Other Countries	20,986	5,702,022	57,755	5,780,763
Collateral for Securities on Loan	-	8,056,590	-	8,056,590

Total	$1,713,972	$54,525,440	$57,755	$56,297,167

NOTES TO FINANCIAL STATEMENTS	33

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

	Level 1	Level 2	Level 3	Total
ICON Europe Fund*
Assets
Common Stocks
Germany	$-	$7,577,432	$-	$7,577,432
Britain	-	4,545,368	-	4,545,368
France	-	4,445,108	-	4,445,108
Switzerland	-	3,485,655	-	3,485,655
United Kingdom	-	2,860,790	-	2,860,790
Norway	-	2,350,087	-	2,350,087
Other Countries	608,000	2,668,966		3,276,966
Preferred Stock
Germany	-	368,821	-	368,821
Short-Term Investments	-	329,612	-	329,612

Total	$608,000	$28,631,839	$-	$29,239,839

ICON International Equity Fund*
Assets
Common Stocks
South Korea	$1,587,309	$14,275,512	$-	$15,862,821
Canada	10,781,033	-	-	10,781,033
Germany	-	7,869,381	-	7,869,381
Switzerland	-	4,970,450	-	4,970,450
Britain	-	4,108,077	-	4,108,077
France	-	3,998,475	-	3,998,475
Other Countries	4,311,106	24,868,532	151,229	29,330,867
Preferred Stocks
Brazil	2,753,969	-	-	2,753,969
Collateral for Securities on Loan	-	4,269,148	-	4,269,148

Total	$19,433,417	$64,359,575	$151,229	$83,944,221

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Country Composition tables for additional security details.

For the period ended March 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

34	NOTES TO FINANCIAL STATEMENTS

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended March 31, 2012 for the Asia-Pacific Region Fund and the International Equity Fund, was as follows:

Common Stocks Hong Kong
ICON Asia-Pacific Region Fund
Beginning balance 9/30/11	$91,815
Purchases	-
Sales	-
Accrued discounts/(premiums)	-
Total realized gains/(losses)	-
Total change in unrealized appreciation/(depreciation)	(34,060)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending balance 3/31/12	$57,755

Net change in unrealized appreciation/(depreciation) on investments held at 3/31/12	$(34,060)

ICON International Equity Fund
Beginning balance 9/30/11	$240,414
Purchases	-
Sales	-
Accrued discounts/(premiums)	-
Total realized gains/(losses)	-
Total change in unrealized appreciation/(depreciation)	(89,185)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending balance 3/31/12	$151,229

Net change in unrealized appreciation/(depreciation) on investments held at 3/31/12	$(89,185)

Net realized gain/(loss) and net change in unrealized appreciation/depreciation is reflected on the Statement of Operations.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Funds are currently assessing the impact of this guidance on its financial statements.

NOTES TO FINANCIAL STATEMENTS	35

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. The cash collateral is invested in the State Street Navigator Prime Portfolio and is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portion of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

As of March 31, 2012, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral
ICON Asia-Pacific Region Fund	$7,617,567	$8,056,590
ICON International Equity Fund	4,066,856	4,269,148

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2012. It may also include collateral received from the pre-funding of loans.

36	NOTES TO FINANCIAL STATEMENTS

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a tax on capital gains which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the

NOTES TO FINANCIAL STATEMENTS	37

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing and Postage Expense	Transfer Agent Expense
ICON Asia-Pacific Region Fund
Class S	$4,731	$15,466	$32,298
Class C	75	209	1,609
Class A	84	443	1,242
ICON Europe Fund
Class S	2,775	8,497	19,142
Class C	7	236	670
Class A	10	292	794

38	NOTES TO FINANCIAL STATEMENTS

Fund	Legal Expense	Printing and Postage Expense	Transfer Agent Expense
ICON International Equity Fund
Class S (pre-merger)*	$2,178	$3,130	$7,778
Class I**	1,375	2,781	11,970
Class C	691	2,468	11,548
Class S (formerly, Class Z)*	2,031	3,447	10,041
Class A	598	2,739	9,416

*	Class S shares of the International Equity Fund merged into Class Z shares and were renamed Class S on January 23, 2012. The information presented for Class S (pre-merger) is that before the merger.

**	Class I shares of the International Equity Fund were merged into Class A shares on January 23, 2012. The information presented is that before the merger.

3.  Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON Advisers has contractually agreed to limit the Funds’ operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Asia-Pacific Region Fund	-	2.55%	1.80%
ICON Europe Fund	-	2.55%	1.80%
ICON International Equity Fund	1.55%	2.55%	1.80%

The Funds’ expense limitations will continue in effect until at least January 31, 2021. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

NOTES TO FINANCIAL STATEMENTS	39

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

As of March 31, 2012 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2012	2013	2014	2015
ICON Asia-Pacific Region Fund	$15,459	$47,207	$31,078	$7,913
ICON Europe Fund	14,983	42,776	29,163	8,157
ICON International Equity Fund	9,113	20,212	11,377	8,978

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company, (“State Street”) serves as the fund accounting agent for the funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trusts’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2012, each Funds’ payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

40	NOTES TO FINANCIAL STATEMENTS

ICON Advisers has a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual distribution and service fee of 1.00% of average daily net assets. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 86% by the Trust and 14% by ICON Advisers. For the period ended March 31, 2012, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

4.  Borrowings

The Trust has entered into Lines of Credit agreements with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Interest on domestic borrowings is charged at the higher of the Federal Funds Rate effective on that day and

NOTES TO FINANCIAL STATEMENTS	41

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

the Overnight LIBOR Rate effective on that day plus 1.25%. The average interest rate charged for the period ended March 31, 2012 was 1.39%.

Fund	Average Borrowing (10/1/11-3/31/12)
ICON Asia-Pacific Region Fund*	$84,552
ICON Europe Fund	69,357
ICON International Equity Fund*	50,093

*	Fund had outstanding borrowings under these agreements as of March 31, 2012.

5.  Purchases and Sales of Investment Securities

For the period ended March 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Asia-Pacific Region Fund	$22,040,712	$40,903,415
ICON Europe Fund	17,240,728	21,544,932
ICON International Equity Fund	60,535,658	72,813,677

6.  Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables include losses the Funds may be able to offset against gains recognized in future years. The accumulated losses noted represent net capital loss carryforwards as of September 30, 2011 and post-October losses that may be available to offset future realized capital gains and thereby reduce future taxable income distributions.

42	NOTES TO FINANCIAL STATEMENTS

For the year ended September 30, 2011 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Asia-Pacific Region Fund	$10,719,331	2017
ICON Europe Fund	24,032,405	2017
	26,614,409	2018
ICON International Equity Fund	53,195,839	2017
	27,012,993	2018

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2011, the Funds utilized capital loss carryforwards:

Fund	Amount
ICON Asia-Pacific Region Fund	$9,873,592
ICON Europe Fund	4,703,346
ICON International Equity Fund	11,896,021

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2011, were as follows:

Fund	Distributions Paid from Ordinary Income	Total Distributions Paid
ICON Asia-Pacific Region Fund	$-	$-
ICON Europe Fund	455,187	455,187
ICON International Equity Fund	482,223	482,223

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
ICON Asia-Pacific Region Fund	$217,349	$(10,719,331)	$(11,780,096)	$(22,282,078)
ICON Europe Fund	460,661	(50,646,814)	(7,680,382)	(57,866,535)
ICON International Equity Fund	560,902	(80,208,832)	(27,611,289)	(107,259,219)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

NOTES TO FINANCIAL STATEMENTS	43

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

As of March 31, 2012, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Asia-Pacific Region Fund	$56,117,006	$3,651,868	$(3,471,707)	$180,161
ICON Europe Fund	27,984,705	2,693,864	(1,438,730)	1,255,134
ICON International Equity Fund	84,334,642	5,953,688	(6,344,109)	(390,421)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

7.  Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure in the Funds’ financial statements.

44	NOTES TO FINANCIAL STATEMENTS

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2012 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/11 – 3/31/12).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

EXPENSE EXAMPLE	45

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11 - 3/31/12*	Annualized Expense Ratio 10/1/11 - 3/31/12
Actual Expenses
ICON Asia-Pacific Region Fund
Class S	$1,000.00	$1,222.50	$8.58	1.54%
Class C	1,000.00	1,215.60	14.14	2.55%
Class A	1,000.00	1,220.20	10.00	1.80%
ICON Europe Fund
Class S	1,000.00	1,217.30	8.67	1.56%
Class C	1,000.00	1,210.60	14.11	2.55%
Class A	1,000.00	1,214.20	9.99	1.80%
ICON International Equity Fund
Class S**	1,000.00	1,198.80	7.67	1.39%
Class C	1,000.00	1,191.60	13.99	2.55%
Class A***	1,000.00	1,196.20	9.90	1.80%
Hypothetical (assuming a 5% return before expenses)
ICON Asia-Pacific Region Fund
Class S	1,000.00	1,017.28	7.79
Class C	1,000.00	1,012.24	12.84
Class A	1,000.00	1,015.99	9.08
ICON Europe Fund
Class S	1,000.00	1,017.18	7.88
Class C	1,000.00	1,012.23	12.85
Class A	1,000.00	1,015.98	9.09
ICON International Equity Fund
Class S**	1,000.00	1,018.03	7.04
Class C	1,000.00	1,012.24	12.84
Class A***	1,000.00	1,015.99	9.08

*	Expenses are equal to the Fund's six month expense ratio and annualized, multiplied by the average account value ofer the period, multiplied by 183/366 to reflect the one-half year period.

**	Class S shares of the International Equity Fund merged into Class Z shares and were renamed to Class S on January 23, 2012.

***	Class I shares merged into Class A on January 23, 2012.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

46	EXPENSE EXAMPLE

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

OTHER INFORMATION	47

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

48	OTHER INFORMATION

(This page is intentionally left blank)

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2012 SEMIANNUAL REPORT

ICON SECTOR FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Consumer Discretionary Fund

ICON Consumer Staples Fund

ICON Energy Fund

ICON Financial Fund

ICON Healthcare Fund

ICON Industrials Fund

ICON Information Technology Fund

ICON Materials Fund

ICON Utilities Fund (formerly, ICON Telecommunication & Utilities Fund)

1-800-764-0442 | www.iconfunds.com

SAR-SECT-12 B82510

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442    •     www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2012, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

2	ABOUT THIS REPORT

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.4%)
7,300	Advance Auto Parts, Inc.	$646,561
1,000	AutoZone, Inc.†	371,800
12,500	Bally Technologies, Inc.†	584,375
16,900	Bed Bath & Beyond, Inc.†	1,111,513
34,600	Best Buy Co., Inc.	819,328
23,200	Big Lots, Inc.†	998,064
12,800	Coach, Inc.	989,184
138,000	Comcast Corp., Class A	4,141,380
15,300	Darden Restaurants, Inc.	782,748
2,700	Deckers Outdoor Corp.†	170,235
18,000	DIRECTV, Class A†	888,120
26,400	Discovery Communications, Inc., Class A†	1,335,840
18,000	Dollar Tree, Inc.†	1,700,820
5,900	Fossil, Inc.†	778,682
22,400	Genuine Parts Co.(a)	1,405,600
9,500	Guess?, Inc.	296,875
23,700	H&R Block, Inc.	390,339
12,000	Hasbro, Inc.	440,640
17,000	Helen of Troy, Ltd.†	578,170
71,700	Home Depot, Inc.	3,607,227
49,400	Johnson Controls, Inc.	1,604,512
29,249	JOS A. Bank Clothiers, Inc.†	1,474,442
14,700	Kohl’s Corp.	735,441
19,400	LKQ Corp.†	604,698
94,100	Lowe’s Cos., Inc.	2,952,858
22,500	McDonald’s Corp.	2,207,250

Shares or Principal Amount		Value

9,100	McGraw-Hill Cos., Inc.	$441,077
17,400	Monro Muffler Brake, Inc.	721,926
26,220	Nike, Inc., Class B	2,843,297
8,700	Nordstrom, Inc.	484,764
25,600	Omnicom Group, Inc.	1,296,640
19,900	Ross Stores, Inc.	1,156,190
51,700	Staples, Inc.	836,506
7,200	Steven Madden, Ltd.†	307,800
45,700	Target Corp.	2,662,939
141,800	TJX Cos., Inc.	5,630,878
12,600	Tractor Supply Co.	1,141,056
11,300	Tupperware Brands Corp.	717,550
22,700	Urban Outfitters, Inc.†	660,797
12,300	V.F. Corp.	1,795,554
24,800	Viacom, Inc., Class B	1,177,008
94,900	Walt Disney Co.	4,154,722
29,700	Wolverine World Wide, Inc.	1,104,246

Total Common Stocks (Cost $49,486,506)		58,749,652
Collateral for Securities on Loan (2.3%)
1,356,600	State Street Navigator Prime Portfolio	1,356,600

Total Collateral for Securities on Loan (Cost $1,356,600)		1,356,600

4	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Short-Term Investment (1.2%)
$744,478	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/02/12	$744,478

Total Short-Term Investments (Cost $744,478)		744,478
Total Investments 102.9% (Cost $51,587,584)		60,850,730
Liabilities Less Other Assets (2.9)%		(1,739,023)

Net Assets 100.0%		$59,111,707

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2012.

SCHEDULE OF INVESTMENTS	5

ICON Consumer Discretionary Fund Industry Composition

March 31, 2012 (unaudited)

Apparel Retail	15.6%
Home Improvement Retail	11.1%
General Merchandise Stores	9.1%
Movies & Entertainment	9.0%
Cable & Satellite	8.5%
Footwear	7.5%
Apparel, Accessories & Luxury Goods	6.0%
Restaurants	5.1%
Distributors	3.4%
Specialty Stores	3.3%
Automotive Retail	2.9%
Auto Parts & Equipment	2.7%
Broadcasting	2.3%
Advertising	2.2%
Department Stores	2.1%
Homefurnishing Retail	1.9%
Computer & Electronics Retail	1.4%
Housewares & Specialties	1.2%
Casinos & Gaming	1.0%
Household Appliances	1.0%
Other Industries (each less than 1%)	2.1%

99.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund

Sector Composition

March 31, 2012 (unaudited)

Consumer Discretionary	99.4%

99.4%

Percentages are based upon common stocks as a percentage of net assets.

6	SCHEDULE OF INVESTMENTS

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.8%)
25,400	Altria Group, Inc.	$784,098
23,100	Archer-Daniels-Midland Co.	731,346
11,000	Campbell Soup Co.(a)	372,350
6,700	Casey’s General Stores, Inc.	371,582
27,000	Coca-Cola Co.	1,998,270
3,000	Colgate-Palmolive Co.	293,340
6,100	Corn Products International, Inc.	351,665
5,400	Costco Wholesale Corp.	490,320
19,800	CVS Caremark Corp.	887,040
15,000	General Mills, Inc.	591,750
5,200	HJ Heinz Co.	278,460
16,000	Hormel Foods Corp.	472,320
14,700	Kimberly-Clark Corp.	1,086,183
15,000	Kroger Co.	363,450
4,700	Lorillard, Inc.	608,556
4,900	McCormick & Co., Inc.	266,707

Shares or Principal Amount		Value
12,700	PepsiCo, Inc.	$842,645
24,100	Philip Morris International, Inc.	2,135,501
30,700	Procter & Gamble Co.	2,063,347
9,000	Reynolds American, Inc.	372,960
21,900	Sysco Corp.	653,934
35,000	Wal-Mart Stores, Inc.	2,142,000
20,100	Walgreen Co.	673,149

Total Common Stocks (Cost $17,237,463)		18,830,973
Collateral for Securities on Loan (1.9%)
355,300	State Street Navigator Prime Portfolio	355,300

Total Collateral for Securities on Loan (Cost $355,300)		355,300
Total Investments 101.7% (Cost $17,592,763)		19,186,273
Liabilities Less Other Assets (1.7)%		(322,313)

Net Assets 100.0%		$18,863,960

The accompanying notes are an integral part of the financial statements.

(a)	All or a portion of the security was on loan as of March 31, 2012.

SCHEDULE OF INVESTMENTS	7

ICON Consumer Staples Fund

Industry Composition

March 31, 2012 (unaudited)

Tobacco	20.7%
Household Products	18.2%
Soft Drinks	15.1%
Hypermarkets & Super Centers	13.9%
Packaged Foods & Meats	10.5%
Drug Retail	8.3%
Agricultural Products	5.7%
Food Retail	3.9%
Food Distributors	3.5%

99.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Sector Composition

March 31, 2012 (unaudited)

Consumer Staples	99.8%

99.8%

Percentages are based upon common stocks as a percentage of net assets.

8	SCHEDULE OF INVESTMENTS

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.3%)
238,900	Apache Corp.	$23,995,116
137,400	Atwood Oceanics, Inc.†	6,167,886
215,300	Baker Hughes, Inc.	9,029,682
134,200	Cameron International Corp.†	7,089,786
709,200	Chevron Corp.	76,054,608
34,700	CNOOC, Ltd., ADR	7,088,863
557,900	ConocoPhillips	42,405,979
108,000	Consol Energy, Inc.	3,682,800
51,300	Core Laboratories NV	6,749,541
192,000	Devon Energy Corp.	13,655,040
92,800	Diamond Offshore Drilling, Inc.(a)	6,194,400
78,200	Dril-Quip, Inc.†	5,084,564
340,000	ENI SpA, ADR(a)	15,918,800
169,600	Ensco PLC, ADR	8,976,928
1,202,900	Exxon Mobil Corp.	104,327,517
536,800	Halliburton Co.	17,816,392
259,600	Helmerich & Payne, Inc.	14,005,420
238,300	Hess Corp.	14,047,785
196,200	Marathon Oil Corp.	6,219,540
119,900	Marathon Petroleum Corp.	5,198,864
358,300	Murphy Oil Corp.	20,161,541
944,600	Nabors Industries, Ltd.†	16,521,054
349,400	National Oilwell Varco, Inc.	27,766,818
288,500	Noble Corp.†	10,810,095
454,400	Occidental Petroleum Corp.	43,272,512

Shares or Principal Amount		Value
136,700	Oceaneering International, Inc.	$7,366,763
115,400	Peabody Energy Corp.	3,341,984
568,300	Schlumberger, Ltd.	39,741,219
331,400	Suncor Energy, Inc.	10,836,780
174,000	Tenaris S.A., ADR	6,652,020
91,500	Tesoro Corp.†	2,455,860
98,100	Tidewater, Inc.	5,299,362
760,700	Valero Energy Corp.	19,603,239
397,200	Weatherford International, Ltd.†	5,993,748
348,700	Western Refining, Inc.	6,562,534
220,400	World Fuel Services Corp.	9,036,400

Total Common Stocks (Cost $587,461,108)		629,131,440
Collateral for Securities on Loan (1.4%)
9,286,013	State Street Navigator Prime Portfolio	9,286,013

Total Collateral for Securities on Loan (Cost $9,286,013)		9,286,013

SCHEDULE OF INVESTMENTS	9

Shares or Principal Amount		Value
Short-Term Investment (1.8%)
$11,278,139	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/02/12	$11,278,139

Total Short-Term Investments (Cost $11,278,139)		11,278,139
Total Investments 101.5% (Cost $608,025,260)		649,695,592
Liabilities Less Other Assets (1.5)%		(9,370,401)

Net Assets 100.0%		$640,325,191

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2012.

ADR	American Depositary Receipt

10	SCHEDULE OF INVESTMENTS

ICON Energy Fund

Industry Composition

March 31, 2012 (unaudited)

Integrated Oil & Gas	51.1%
Oil & Gas Equipment & Services	21.6%
Oil & Gas Drilling	9.8%
Oil & Gas Exploration & Production	8.0%
Oil & Gas Refining & Marketing	6.7%
Coal & Consumable Fuels	1.1%

98.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Sector Composition

March 31, 2012 (unaudited)

Energy	98.3%

98.3%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	11

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.9%)
11,100	ACE, Ltd.†	$812,520
17,700	Aflac, Inc.	814,023
5,900	American Financial Group, Inc.	227,622
11,200	Ameriprise Financial, Inc.	639,856
11,000	Assurant, Inc.	445,500
268,200	Bank of America Corp.	2,566,674
43,500	Bank of New York Mellon Corp.	1,049,655
52,300	BB&T Corp.	1,641,697
2,700	BlackRock, Inc.	553,230
16,500	Brown & Brown, Inc.	392,370
8,700	Capital One Financial Corp.	484,938
15,000	Cash America International, Inc.	718,950
76,400	Charles Schwab Corp.	1,097,868
11,500	Chubb Corp.	794,765
70,590	Citigroup, Inc.	2,580,064
3,200	CME Group, Inc.	925,856
8,900	Comerica, Inc.	288,004
7,900	Cullen/Frost Bankers, Inc.	459,701
22,200	Deutsche Bank AG	1,105,338
31,400	DFC Global Corp.†	592,518
18,900	East West Bancorp, Inc.	436,401
9,000	Everest Re Group, Ltd.	832,680
21,500	Ezcorp, Inc., Class A†	697,783
12,900	First Cash Financial Services, Inc.†	553,281
63,500	First Niagara Financial Group, Inc.	624,840
6,600	Franklin Resources, Inc.	818,598
106,200	GFI Group, Inc.	399,312
14,900	Goldman Sachs Group, Inc.	1,853,113

Shares or Principal Amount		Value

4,600	Greenhill & Co., Inc.	$200,744
20,400	Hancock Holding Co.	724,404
18,700	Hartford Financial Services Group, Inc.	394,196
16,100	HCC Insurance Holdings, Inc.	501,837
67,800	ING Groep NV, ADR†	564,096
21,400	Invesco, Ltd.	570,738
67,300	JPMorgan Chase & Co.	3,094,454
6,000	M&T Bank Corp.	521,280
61,300	Manulife Financial Corp.	830,615
31,500	MetLife, Inc.	1,176,525
10,500	Moody’s Corp.	442,050
84,700	Morgan Stanley	1,663,508
11,700	MSCI, Inc.†	430,677
24,000	NASDAQ OMX Group, Inc.†	621,600
15,800	National Financial Partners Corp.†	239,212
46,000	People’s United Financial, Inc.	609,040
12,500	PNC Financial Services Group, Inc.	806,125
18,000	Progressive Corp.	417,240
18,400	Protective Life Corp.	545,008
11,400	Prudential Financial, Inc.	722,646
22,100	Raymond James Financial, Inc.	807,313
25,200	Reinsurance Group of America, Inc.	1,498,644
24,300	Selective Insurance Group, Inc.	427,923
14,000	StanCorp Financial Group, Inc.	573,160
19,700	State Street Corp.	896,350
23,900	Sun Life Financial, Inc.	566,191
8,200	T Rowe Price Group, Inc.	535,460

12	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

18,100	TD Ameritrade Holding Corp.	$357,294
11,700	Torchmark Corp.	583,245
33,900	Tower Group, Inc.	760,377
19,000	Travelers Cos., Inc.	1,124,800
60,200	U.S. Bancorp	1,907,136
6,500	Waddell & Reed Financial, Inc., Class A	210,665
171,900	Wells Fargo & Co.	5,868,666
13,100	World Acceptance Corp.†	802,375

Total Common Stocks (Cost $50,150,258)		56,402,751
Total Investments 98.9% (Cost $50,150,258)		56,402,751
Other Assets Less Liabilities 1.1%		636,285

Net Assets 100.0%		$57,039,036

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS	13

ICON Financial Fund

Industry Composition

March 31, 2012 (unaudited)

Other Diversified Financial Services	15.4%
Diversified Banks	14.1%
Investment Banking & Brokerage	11.2%
Life & Health Insurance	10.2%
Asset Management & Custody Banks	9.3%
Regional Banks	9.1%
Property & Casualty Insurance	7.6%
Consumer Finance	6.8%
Specialized Finance	4.2%
Reinsurance	4.1%
Multi-line Insurance	2.8%
Diversified Capital Markets	1.9%
Insurance Brokers	1.1%
Thrifts & Mortgage Finance	1.1%

98.9%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Sector Composition

March 31, 2012 (unaudited)

Financial	98.9%

98.9%

Percentages are based upon common stocks as a percentage of net assets.

14	SCHEDULE OF INVESTMENTS

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (100.2%)
81,700	Abbott Laboratories	$5,007,393
38,700	Aetna, Inc.	1,941,192
11,600	Alexion Pharmaceuticals, Inc.†	1,077,176
9,500	Allergan, Inc.	906,585
46,200	Amerisource-Bergen Corp.	1,833,216
57,600	Amgen, Inc.	3,916,224
25,200	AstraZeneca PLC, ADR	1,121,148
30,100	Baxter International, Inc.	1,799,378
11,300	Bayer AG, ADR	794,277
10,100	Becton, Dickinson & Co.	784,265
38,500	Bio-Reference Labs, Inc.†(a)	905,135
37,800	Cardinal Health, Inc.	1,629,558
45,800	Celgene Corp.†	3,550,416
13,500	CIGNA Corp.	664,875
28,100	Coventry Health Care, Inc.	999,517
39,600	Covidien PLC	2,165,328
74,700	Eli Lilly & Co.	3,008,169
30,600	Express Scripts, Inc.†	1,657,908
45,700	Gilead Sciences, Inc.†	2,232,445
22,100	GlaxoSmithKline PLC, ADR	992,511
36,300	Hospira, Inc.†	1,357,257
56,500	Johnson & Johnson	3,726,740
13,600	Laboratory Corp. of America Holdings†	1,244,944
28,800	Magellan Health Services, Inc.†	1,405,728
15,700	McKesson Corp.	1,377,989

Shares or Principal Amount		Value
13,500	Medco Health Solutions, Inc.†	$949,050
69,600	Medtronic, Inc.	2,727,624
158,700	Merck & Co., Inc.	6,094,080
24,400	Novartis AG, ADR	1,352,004
43,900	Patterson Cos., Inc.	1,466,260
406,400	PDL BioPharma, Inc.	2,580,640
403,400	Pfizer, Inc.	9,141,044
46,400	Questcor Pharmaceuticals, Inc.†(a)	1,745,568
51,700	ResMed, Inc.†	1,598,047
17,100	Salix Pharmaceuticals, Ltd.†(a)	897,750
41,000	Sanofi-Aventis S.A., ADR	1,588,750
48,100	St Jude Medical, Inc.	2,131,311
38,100	Stryker Corp.	2,113,788
24,400	SurModics, Inc.†	375,028
46,700	Teva Pharmaceutical Industries, Ltd., ADR	2,104,302
60,200	United Therapeutics Corp.†	2,837,226
64,500	UnitedHealth Group, Inc.	3,801,630
11,600	Varian Medical Systems, Inc.†	799,936
23,100	Watson Pharmaceuticals, Inc.†	1,549,086
26,700	WellPoint, Inc.	1,970,460

Total Common Stocks (Cost $84,872,659)		93,922,958

SCHEDULE OF INVESTMENTS	15

Shares or Principal Amount		Value
Collateral for Securities on Loan (2.5%)
2,323,365	State Street Navigator Prime Portfolio	$2,323,365

Total Collateral for Securities on Loan (Cost $2,323,365)		2,323,365
Total Investments 102.7% (Cost $87,196,024)		96,246,323
Liabilities Less Other Assets (2.7)%		(2,507,720)

Net Assets 100.0%		$93,738,603

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2012.

ADR	American Depositary Receipt

16	SCHEDULE OF INVESTMENTS

ICON Healthcare Fund

Industry Composition

March 31, 2012 (unaudited)

Pharmaceuticals	44.1%
Biotechnology	17.3%
Health Care Equipment	15.5%
Managed Health Care	11.5%
Health Care Distributors	6.7%
Health Care Services	5.1%

100.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Sector Composition

March 31, 2012 (unaudited)

Health Care	100.2%

100.2%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	17

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.8%)
20,000	3M Co.	$1,784,200
15,000	Boeing Co.	1,115,550
3,000	Canadian National Railway Co.	238,290
40,000	Caterpillar, Inc.	4,260,800
20,000	Cooper Industries PLC	1,279,000
120,000	CSX Corp.	2,582,400
30,000	Danaher Corp.	1,680,000
11,000	Deere & Co.	889,900
25,000	Dover Corp.	1,573,500
20,000	Eaton Corp.	996,600
25,000	Emerson Electric Co.	1,304,500
20,000	FedEx Corp.	1,839,200
10,000	Gardner Denver, Inc.	630,200
15,000	General Dynamics Corp.	1,100,700
200,000	General Electric Co.	4,014,000
30,000	Illinois Tool Works, Inc.	1,713,600
20,000	Ingersoll-Rand PLC	827,000
7,000	Joy Global, Inc.	514,500
30,000	Kforce, Inc.† (a)	447,000
10,000	Navistar International Corp.†	404,500
45,000	Norfolk Southern Corp.	2,962,350
25,000	PACCAR, Inc.	1,170,750
5,000	Parker Hannifin Corp.	422,750

Shares or Principal Amount		Value
15,000	Raytheon Co.	$791,700
15,000	Regal-Beloit Corp.	983,250
5,000	Rockwell Collins, Inc.(a)	287,800
7,000	Ryder System, Inc.	369,600
2,000	Siemens AG, ADR	201,680
25,000	Union Pacific Corp.	2,687,000
40,000	United Parcel Service, Inc., Class B	3,228,800
35,000	United Technologies Corp.	2,902,900

Total Common Stocks (Cost $37,029,785)		45,204,020
Collateral for Securities on Loan (0.6%)
291,263	State Street Navigator Prime Portfolio	291,263

Total Collateral for Securities on Loan (Cost $291,263)		291,263
Short-Term Investment (0.1%)
$18,633	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/02/12	18,633

Total Short-Term Investments (Cost $18,633)		18,633
Total Investments 100.5% (Cost $37,339,681)		45,513,916
Liabilities Less Other Assets (0.5)%		(208,964)

Net Assets 100.0%		$45,304,952

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2012.

ADR	American Depositary Receipt

18	SCHEDULE OF INVESTMENTS

ICON Industrials Fund

Industry Composition

March 31, 2012 (unaudited)

Railroads	18.7%
Industrial Conglomerates	16.9%
Construction & Farm Machinery & Heavy Trucks	16.0%
Aerospace & Defense	13.7%
Industrial Machinery	13.6%
Air Freight & Logistics	11.2%
Electrical Components & Equipment	7.9%
Human Resource & Employment Services	1.0%
Trucking	0.8%

99.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Sector Composition

March 31, 2012 (unaudited)

Industrials	99.8%

99.8%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	19

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.2%)
30,000	Accenture PLC, Class A	$1,935,000
51,300	Amdocs, Ltd.†	1,620,054
5,600	Anixter International, Inc.†	406,168
24,500	Apple, Inc.†	14,687,015
18,200	Arrow Electronics, Inc.†	763,854
41,400	Automatic Data Processing, Inc.	2,284,866
4,700	Baidu, Inc., ADR†	685,119
17,900	CACI International, Inc., Class A†	1,114,991
130,100	Cisco Systems, Inc.	2,751,615
20,300	Cognizant Technology Solutions Corp., Class A†	1,562,085
49,400	CoreLogic, Inc.†	806,208
25,800	CSG Systems International, Inc.†	390,612
31,700	Digital River, Inc.†	593,107
23,100	eBay, Inc.†	852,159
66,400	EMC Corp.†	1,984,032
4,300	First Solar, Inc.†(a)	107,715
205,700	Flextronics International, Ltd.†	1,487,211
24,300	Global Payments, Inc.	1,154,250
7,200	Google, Inc., Class A†	4,616,928
66,000	Hewlett-Packard Co.	1,572,780
17,600	Infosys Technologies, Ltd., ADR(a)	1,003,728
85,900	Ingram Micro, Inc., Class A†	1,594,304
149,400	Intel Corp.	4,199,634

Shares or Principal Amount		Value
33,300	International Business Machines Corp.	$6,948,045
24,400	Lender Processing Services, Inc.	634,400
3,900	Mastercard, Inc., Class A	1,640,106
136,500	MEMC Electronic Materials, Inc.†	492,765
28,400	Methode Electronics, Inc.	263,552
177,100	Microsoft Corp.	5,711,475
15,600	Multi-Fineline Electronix, Inc.†	428,220
30,300	NetApp, Inc.†	1,356,531
81,500	Oracle Corp.	2,376,540
71,000	Perficient, Inc.†	852,710
97,600	QLogic Corp.†	1,733,376
53,600	QUALCOMM, Inc.	3,645,872
17,700	Synaptics, Inc.†	646,227
14,300	Syntel, Inc.	800,800
14,100	Visa, Inc., Class A	1,663,800
20,600	Western Digital Corp.†	852,634

Total Common Stocks (Cost $59,427,258)		78,220,488
Collateral for Securities on Loan (1.3%)
1,070,769	State Street Navigator Prime Portfolio	1,070,769

Total Collateral for Securities on Loan (Cost $1,070,769)		1,070,769

20	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Short-Term Investment (0.1%)
$24,539	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/02/12	$24,539

Total Short-Term Investments (Cost $24,539)		24,539
Total Investments 99.6% (Cost $60,522,566)		79,315,796
Other Assets Less Liabilities 0.4%		357,310

Net Assets 100.0%		$79,673,106

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2012.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS	21

ICON Information Technology Fund

Industry Composition

March 31, 2012 (unaudited)

Computer Hardware	20.4%
IT Consulting & Other Services	17.8%
Data Processing & Outsourced Services	11.8%
Systems Software	10.2%
Internet Software & Services	9.5%
Computer Storage & Peripherals	8.3%
Communications Equipment	8.0%
Semiconductors	5.4%
Technology Distributors	3.5%
Electronic Manufacturing Services	2.7%
Semiconductor Equipment	0.6%

98.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Sector Composition

March 31, 2012 (unaudited)

Information Technology	98.2%

98.2%

Percentages are based upon common stocks as a percentage of net assets.

22	SCHEDULE OF INVESTMENTS

ICON MATERIALS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.1%)
50,000	A Schulman, Inc.	$1,351,000
7,000	Agrium, Inc.	604,590
45,000	Air Products & Chemicals, Inc.	4,131,000
20,000	Airgas, Inc.	1,779,400
45,000	ArcelorMittal(a)	860,850
10,000	Archer-Daniels-Midland Co.	316,600
25,000	Ashland, Inc.	1,526,500
30,000	Barrick Gold Corp.	1,304,400
25,000	Calgon Carbon Corp.†	390,250
10,000	CF Industries Holdings, Inc.	1,826,500
15,000	Cliffs Natural Resources, Inc.	1,038,900
20,000	Crown Holdings, Inc.†	736,600
155,000	Dow Chemical Co.	5,369,200
130,000	E.I. du Pont de Nemours & Co.	6,877,000
50,000	Ecolab, Inc.	3,086,000
7,000	FMC Corp.	741,020
130,000	Freeport-McMoRan Copper & Gold, Inc.	4,945,200
25,000	Goldcorp, Inc.	1,126,500
75,000	Kinross Gold Corp.	734,250
25,000	Monsanto Co.	1,994,000
50,000	Mosaic Co.	2,764,500
65,000	Newmont Mining Corp.	3,332,550
25,000	Norfolk Southern Corp.	1,645,750

Shares or Principal Amount		Value
55,000	Nucor Corp.	$2,362,250
35,000	Potash Corp. of Saskatchewan, Inc.	1,599,150
20,000	PPG Industries, Inc.	1,916,000
55,000	Praxair, Inc.	6,305,200
10,000	Reliance Steel & Aluminum Co.	564,800
25,000	Sealed Air Corp.	482,750
10,107	Southern Copper Corp.	320,493
125,000	Steel Dynamics, Inc.	1,817,500
5,000	Union Pacific Corp.	537,400

Total Common Stocks (Cost $53,706,150)		64,388,103
Collateral for Securities on Loan (1.2%)
809,484	State Street Navigator Prime Portfolio	809,484

Total Collateral for Securities on Loan (Cost $809,484)		809,484
Short-Term Investment (0.9%)
$574,859	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/02/12	574,859

Total Short-Term Investments (Cost $574,859)		574,859
Total Investments 101.2% (Cost $55,090,493)		65,772,446
Liabilities Less Other Assets (1.2)%		(777,479)

Net Assets 100.0%		$64,994,967

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2012.

SCHEDULE OF INVESTMENTS	23

ICON Materials Fund

Industry Composition

March 31, 2012 (unaudited)

Diversified Chemicals	22.9%
Industrial Gases	18.8%
Fertilizers & Agricultural Chemicals	13.5%
Steel	10.2%
Gold	10.0%
Specialty Chemicals	9.2%
Diversified Metals & Mining	8.1%
Railroads	3.4%
Metal & Glass Containers	1.2%
Other Industries (each less than 1%)	1.8%

99.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund

Sector Composition

March 31, 2012 (unaudited)

Materials	95.2%
Industrials	3.4%
Consumer Staples	0.5%

99.1%

Percentages are based upon common stocks as a percentage of net assets.

24	SCHEDULE OF INVESTMENTS

ICON UTILITIES FUND

SCHEDULE OF INVESTMENTS

(FORMERLY, ICON TELECOMMUNICATION & UTILITIES FUND)

MARCH 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (100.4%)
26,500	AGL Resources, Inc.	$1,039,330
9,100	Allete, Inc.	377,559
61,900	American Electric Power Co., Inc.	2,388,102
11,300	Atmos Energy Corp.	355,498
16,800	Dominion Resources, Inc. of Virginia	860,328
117,100	Duke Energy Corp.	2,460,271
30,400	Entergy Corp.	2,042,880
17,000	Exelon Corp.	666,570
27,400	Integrys Energy Group, Inc.	1,451,926
10,800	Laclede Group, Inc.	421,416
15,200	MDU Resources Group, Inc.	340,328
18,000	NextEra Energy, Inc.	1,099,440
10,000	Northwest Natural Gas Co.	454,000
7,100	NorthWestern Corp.	251,766
51,400	Pepco Holdings, Inc.	970,946
4,000	PG&E Corp.	173,640

Shares or Principal Amount		Value

15,000	Piedmont Natural Gas Co., Inc.	$466,050
82,000	PPL Corp.	2,317,320
42,200	Public Service Enterprise Group, Inc.	1,291,742
28,200	SCANA Corp.	1,286,202
24,600	Sempra Energy	1,475,016
84,000	Southern Co.	3,774,120
62,700	TECO Energy, Inc.	1,100,385
20,400	UGI Corp.	555,900
46,200	Vectren Corp.	1,342,572
14,100	WGL Holdings, Inc.	573,870
29,800	Wisconsin Energy Corp.	1,048,364
43,100	Xcel Energy, Inc.	1,140,857

Total Common Stocks (Cost $30,712,612)		31,726,398
Total Investments 100.4% (Cost $30,712,612)		31,726,398
Liabilities Less Other Assets (0.4)%		(136,301)

Net Assets 100.0%		$31,590,097

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS	25

ICON Utilities Fund

Industry Composition

March 31, 2012 (unaudited)

Electric Utilities	51.0%
Multi-Utilities	37.2%
Gas Utilities	12.2%

100.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Sector Composition

March 31, 2012 (unaudited)

Utilities	100.4%

100.4%

Percentages are based upon common stocks as a percentage of net assets.

26	SCHEDULE OF INVESTMENTS

(This page is intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2012 (UNAUDITED)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Assets
Investments, at cost	$51,587,584	$17,592,763	$608,025,260

Investments, at value†	60,850,730	19,186,273	649,695,592
Receivables:
Fund shares sold	179,423	4,507	579,736
Interest	–	–	3
Dividends	65,317	87,887	409,923
Expense reimbursements due from Adviser	333	2,018	–
Foreign tax reclaims	–	3,207	29,517
Other assets	22,959	14,023	88,256

Total Assets	61,118,762	19,297,915	650,803,027

Liabilities
Payables:
Due to custodian bank	–	10,576	–
Expense recoupment due to adviser	–	1,494	111
Investments purchased	547,422	–	–
Payable for collateral received on securities loaned	1,356,600	355,300	9,286,013
Fund shares redeemed	29,607	23,509	406,148
Distributions due to shareholders	–	5,098	–
Advisory fees	47,814	17,841	553,539
Accrued distribution fees	2,652	550	8,688
Fund accounting fees	1,792	742	21,931
Transfer agent fees	4,187	4,993	85,243
Administration fees	2,389	892	27,993
Trustee fees	708	524	15,549
Accrued expenses	13,884	12,436	72,621

Total Liabilities	2,007,055	433,955	10,477,836

Net Assets - all share classes	$59,111,707	$18,863,960	$640,325,191

Net Assets - Class S	$46,777,581	$16,835,974	$621,971,144

Net Assets - Class C	$61,474	$275,219	$7,612,507

Net Assets - Class A	$12,272,652	$1,752,767	$10,741,540

28	FINANCIAL STATEMENTS

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Net Assets Consist of
Paid-in capital	$68,857,862	$19,617,064	$623,444,336
Accumulated undistributed net investment income/(loss)	139,419	22,052	2,276,939
Accumulated undistributed net realized gain/(loss) from investments and foreign currency transactions	(19,148,720)	(2,368,666)	(27,066,416)
Unrealized appreciation/ (depreciation) on investments and foreign currency transactions	9,263,146	1,593,510	41,670,332

Net Assets	$59,111,707	$18,863,960	$640,325,191

Shares outstanding (unlimited shares authorized, no par value)
Class S	4,148,390	1,735,786	32,739,612
Class C	5,528	28,721	404,976
Class A	1,093,457	179,848	566,419
Net asset value (offering and redemption price per share)
Class S	$11.28	$9.70	$19.00
Class C	$11.12	$9.58	$18.80
Class A	$11.22	$9.75	$18.96
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$11.90	$10.34	$20.12

† Includes securities on loan of	$1,335,320	$353,733	$9,150,422

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	29

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2012 (UNAUDITED)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Assets
Investments, at cost	$50,150,258	$87,196,024	$37,339,681

Investments, at value†	56,402,751	96,246,323	45,513,916
Receivables:
Fund shares sold	104,253	22,174	27,891
Investments sold	1,838,945	–	224,495
Dividends	36,309	125,855	84,260
Expense reimbursements due from Adviser	461	1,500	852
Foreign tax reclaims	4,616	1,563	2,199
Other assets	15,958	21,049	15,415

Total Assets	58,403,293	96,418,464	45,869,028

Liabilities
Payables:
Due to custodian bank	1,259,310	181,748	–
Expense recoupment due to adviser	127	–	725
Payable for collateral received on securities loaned	–	2,323,365	291,263
Fund shares redeemed	26,945	57,092	197,014
Advisory fees	48,458	72,464	40,643
Accrued distribution fees	242	58	50
Fund accounting fees	1,788	2,753	1,645
Transfer agent fees	8,648	20,187	12,393
Administration fees	2,421	3,620	2,030
Trustee fees	1,089	1,692	1,503
Accrued expenses	15,229	16,882	16,810

Total Liabilities	1,364,257	2,679,861	564,076

Net Assets - all share classes	$57,039,036	$93,738,603	$45,304,952

Net Assets - Class S	$55,505,992	$93,563,846	$45,142,661

Net Assets - Class C	$11,725	$32,984	$22,504

Net Assets - Class A	$1,521,319	$141,773	$139,787

30	FINANCIAL STATEMENTS

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Net Assets Consist of
Paid-in capital	$153,283,689	$88,953,704	$73,897,039
Accumulated undistributed net investment income/(loss)	192,610	462,693	260,990
Accumulated undistributed net realized gain/(loss) from investments and foreign currency transactions	(102,689,784)	(4,728,093)	(37,027,307)
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	6,252,521	9,050,299	8,174,230

Net Assets	$57,039,036	$93,738,603	$45,304,952

Shares outstanding (unlimited shares authorized, no par value)
Class S	8,890,230	5,773,450	5,231,738
Class C	1,905	2,065	2,636
Class A	245,218	8,798	16,486
Net asset value (offering and redemption price per share)
Class S	$6.24	$16.21	$8.63
Class C	$6.16	$15.97	$8.54
Class A	$6.20	$16.11	$8.48
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$6.58	$17.09	$9.00

† Includes securities on loan of	$–	$2,277,024	$285,330

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	31

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2012 (UNAUDITED)

	ICON Information Technology Fund	ICON Materials Fund	ICON Utilities Fund
Assets
Investments, at cost	$60,522,566	$55,090,493	$30,712,612

Investments, at value†	79,315,796	65,772,446	31,726,398
Cash	–	89	–
Receivables:
Fund shares sold	1,541,447	32,195	25,399
Investments sold	–	–	621,058
Dividends	25,131	116,485	123,606
Expense reimbursements due from Adviser	847	898	–
Foreign tax reclaims	–	–	9,333
Other assets	17,517	20,988	15,768

Total Assets	80,900,738	65,943,101	32,521,562

Liabilities
Payables:
Due to custodian bank	–	–	554,078
Expense recoupment due to adviser	–	–	5,320
Payable for collateral received on securities loaned	1,070,769	809,484	–
Fund shares redeemed	54,605	37,937	304,876
Distributions due to shareholders	–	–	14,520
Advisory fees	64,670	56,916	28,423
Accrued distribution fees	81	326	4,173
Fund accounting fees	2,480	2,294	1,107
Transfer agent fees	12,768	15,523	4,399
Administration fees	3,230	2,843	1,420
Trustee fees	1,727	1,966	583
Accrued expenses	17,302	20,845	12,566

Total Liabilities	1,227,632	948,134	931,465

Net Assets - all share classes	$79,673,106	$64,994,967	$31,590,097

Net Assets - Class S	$79,352,976	$64,109,849	$21,530,713

Net Assets - Class C	$101,026	$219,562	$3,127,498

Net Assets - Class A	$219,104	$665,556	$6,931,886

32	FINANCIAL STATEMENTS

	ICON Information Technology Fund	ICON Materials Fund	ICON Utilities Fund
Net Assets Consist of
Paid-in capital	$87,838,635	$73,192,200	$39,955,674
Accumulated undistributed net investment income/(loss)	(123,079)	317,190	926
Accumulated undistributed net realized gain/(loss) from investments and foreign currency transactions	(26,835,680)	(19,196,376)	(9,380,289)
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	18,793,230	10,681,953	1,013,786

Net Assets	$79,673,106	$64,994,967	$31,590,097

Shares outstanding (unlimited shares authorized, no par value)
Class S	7,283,990	5,593,352	3,303,362
Class C	9,426	19,365	486,314
Class A	20,211	58,259	1,076,388
Net asset value (offering and redemption price per share)
Class S	$10.89	$11.46	$6.52
Class C	$10.72	$11.34	$6.43
Class A	$10.84	$11.42	$6.44
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$11.50	$12.12	$6.83

† Includes securities on loan of	$1,055,871	$794,125	$–

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	33

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2012 (UNAUDITED)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Investment Income
Interest	$33	$11	$161
Dividends	478,766	326,414	5,702,100
Income from securities lending, net	684	3	2,762
Foreign taxes withheld	(326)	–	(12,060)

Total Investment Income	479,157	326,428	5,692,963

Expenses
Advisory fees	236,313	109,846	3,196,448
Distribution fees:
Class C	240	565	31,458
Class A	9,297	1,712	10,605
Fund accounting fees	4,726	2,197	64,662
Transfer agent fees	27,043	16,258	260,066
Administration fees	11,811	5,490	161,587
Custody fees	3,279	2,150	9,414
Registration fees:
Class S	7,493	5,803	28,998
Class C	2	139	2,460
Class A	836	4	1,639
Insurance expense	1,926	1,656	45,002
Trustee fees and expenses	1,834	1,048	32,414
Audit and tax service expense	13,255	13,262	13,430
Interest expense	1,305	2,321	907
Recoupment of previously reimbursed expenses	1,325	1,779	219
Other expenses	19,841	11,390	149,579

Total expenses before expense reimbursement	340,526	175,620	4,008,888
Expense reimbursement by Adviser due to expense limitation agreement	(788)	(6,253)	(219)

Net Expenses	339,738	169,367	4,008,669

Net Investment Income/(Loss)	139,419	157,061	1,684,294

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investment transactions	673,823	1,301,263	(891,968)
Net realized gain/(loss) from foreign currency transactions	–	–	(183)
Change in unrealized net appreciation/ (depreciation) on investments and foreign currency transactions	10,429,780	1,551,397	98,919,040

Net realized and unrealized gain/(loss) on investments and foreign currency transactions	11,103,603	2,852,660	98,026,889

Net Increase/(Decrease) in Net Assets Resulting From Operations	$11,243,022	$3,009,721	$99,711,183

The accompanying notes are an integral part of the financial statements.

34	FINANCIAL STATEMENTS

ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund	ICON Information Technology Fund	ICON Materials Fund	ICON Utilities Fund

$34	$30	$29	$13	$64	$29
495,069	994,682	619,546	340,226	783,134	663,329
–	380	861	162	738	–
(3,492)	(3,792)	(3,550)	–	(6,988)	–

491,611	991,300	616,886	340,401	776,948	663,358

218,874	391,566	253,991	347,518	336,903	145,467

51	140	103	65	913	9,449
460	182	788	98	770	4,804
4,366	7,831	5,066	6,951	6,738	2,909
22,568	52,178	32,116	38,825	40,425	17,436
10,939	19,571	12,695	17,369	16,838	7,270
1,740	1,782	1,328	1,419	1,651	1,905

6,332	7,530	7,091	7,071	6,964	5,900
–	533	34	–	563	2
9	294	132	–	438	780
3,301	4,860	4,434	5,118	5,963	1,620
1,976	3,839	2,872	3,431	3,592	1,268
13,271	13,294	13,270	13,284	13,279	13,260
320	2,530	3,898	721	814	1,261
126	–	725	–	–	7,142
16,055	24,986	19,267	23,375	26,318	12,655

300,388	531,116	357,810	465,245	462,169	233,128
(1,365)	(2,516)	(1,898)	(1,765)	(2,407)	(1,086)

299,023	528,600	355,912	463,480	459,762	232,042

192,588	462,700	260,974	(123,079)	317,186	431,316

209,190	177,504	2,636,157	2,876,579	1,287,495	518,569

(70)	–	(62)	–	–	–

12,344,595	13,969,249	10,210,905	16,591,571	14,890,387	376,961

12,553,715	14,146,753	12,847,000	19,468,150	16,177,882	895,530

$12,746,303	$14,609,453	$13,107,974	$19,345,071	$16,495,068	$1,326,846

FINANCIAL STATEMENTS	35

STATEMENTS OF CHANGES IN NET ASSETS

	ICON Consumer Discretionary Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Operations
Net investment income/(loss)	$139,419	$(66,187)
Net realized gain/(loss) on investment transactions and foreign currency transactions	673,823	3,958,013
Change in net unrealized appreciation/(depreciation) on investments and foreign currency transactions	10,429,780	(2,613,003)

Net increase/(decrease) in net assets resulting from operations	11,243,022	1,278,823

Dividends and Distributions to Shareholders
Net investment income
Class S	–	–
Class C	–	–
Class A	–	–
Net realized gains
Class S	–	–
Class C	–	–
Class A	–	–

Net decrease from dividends and distributions	–	–

Fund Share Transactions
Shares sold
Class S	18,362,783	35,997,921
Class C	19,965	34,449
Class A	11,887,631	13,977
Reinvested dividends and distributions
Class S	–	–
Class C	–	–
Class A	–	–
Shares repurchased
Class S	(15,369,678)	(20,906,184)
Class C	(2,022)	–
Class A	(1,196,234)	(2,421)

Net increase/(decrease) from fund share transactions	13,702,445	15,137,742

Total net increase/(decrease) in net assets	24,945,467	16,416,565
Net Assets
Beginning of period	34,166,240	17,749,675

End of period	$59,111,707	$34,166,240

36	FINANCIAL STATEMENTS

ICON Consumer Staples Fund		ICON Energy Fund		ICON Financial Fund
Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011

$157,061	$279,768	$1,684,294	$5,196,764	$192,588	$219,707
1,301,263	6,056,213	(892,151)	56,907,131	209,120	4,264,953
1,551,397	(3,689,577)	98,919,040	(79,499,501)	12,344,595	(8,169,704)

3,009,721	2,646,404	99,711,183	(17,395,606)	12,746,303	(3,685,044)

(379,664)	(315,201)	(4,918,808)	(6,512,391)	(210,303)	(214,079)
(2,615)	– *	(14,407)	(2,299)	(30)	– *
(32,498)	– *	(36,255)	(2,050)	(365)	– *

–	–	(13,005,707)	–	–	–
–	–	(124,748)	–	–	–
–	–	(160,032)	–	–	–

(414,777)	(315,201)	(18,259,957)	(6,516,740)	(210,698)	(214,079)

13,359,839	4,430,851	72,566,048	292,023,538	19,475,615	5,449,823
204,655	64,933	2,506,813	6,473,169	–	11,500
1,819,963	58,829	5,055,013	13,691,961	1,383,826	43,528

368,365	307,247	16,918,343	6,151,455	205,515	205,345
2,339	–	123,901	2,134	30	–
31,867	–	166,811	1,303	127	–

(19,968,798)	(17,099,046)	(103,899,858)	(231,307,972)	(9,006,930)	(28,086,279)
(300)	(8,325)	(371,154)	(481,687)	–	–
(241,691)	(33,053)	(1,307,804)	(5,707,105)	(19,594)	(10,223)

(4,423,761)	(12,278,564)	(8,241,887)	80,846,796	12,038,589	(22,386,306)

(1,828,817)	(9,947,361)	73,209,339	56,934,450	24,574,194	(26,285,429)

20,692,777	30,640,138	567,115,852	510,181,402	32,464,842	58,750,271

$18,863,960	$20,692,777	$640,325,191	$567,115,852	$57,039,036	$32,464,842

FINANCIAL STATEMENTS	37

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Consumer Discretionary Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Transactions in Fund Shares
Shares sold
Class S	1,800,793	3,902,028
Class C	2,084	3,645
Class A	1,205,239	1,549
Reinvested dividends and distributions
Class S	–	–
Class C	–	–
Class A	–	–
Shares repurchased
Class S	(1,536,306)	(2,259,195)
Class C	(202)	–
Class A	(113,060)	(272)

Net increase/(decrease)	1,358,548	1,647,755
Shares outstanding, beginning of period	3,888,827	2,241,072

Shares outstanding, end of period	5,247,375	3,888,827

Accumulated undistributed net investment income/(loss)	$139,419	$–

*	Amount less than $0.50.

The accompanying notes are an integral part of the financial statements.

38	FINANCIAL STATEMENTS

ICON Consumer Staples Fund		ICON Energy Fund		ICON Financial Fund
Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011

1,452,740	502,481	3,772,104	13,946,024	3,533,796	964,735
22,063	7,402	130,967	310,026	–	1,897
199,940	6,526	263,801	634,607	243,484	7,154

40,118	35,644	970,645	315,298	42,287	34,396
252	–	7,162	109	6	–
3,440	–	9,581	66	27	–

(2,150,125)	(1,937,424)	(5,434,587)	(11,397,070)	(1,598,914)	(4,672,640)
(31)	(966)	(19,677)	(23,612)	–	–
(26,265)	(3,794)	(68,879)	(272,758)	(3,363)	(2,086)

(457,868)	(1,390,131)	(368,883)	3,512,690	2,217,323	(3,666,544)
2,402,223	3,792,354	34,079,890	30,567,200	6,920,030	10,586,574

1,944,355	2,402,223	33,711,007	34,079,890	9,137,353	6,920,030

$22,052	$279,768	$2,276,939	$5,562,115	$192,610	$210,720

FINANCIAL STATEMENTS	39

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Healthcare Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Operations
Net investment income/(loss)	$462,700	$663,361
Net realized gain/(loss) on investment transactions and foreign currency transactions	177,504	16,832,522
Change in net unrealized appreciation/(depreciation) on investments and foreign currency transactions	13,969,249	(14,799,677)

Net increase/(decrease) in net assets resulting from operations	14,609,453	2,696,206

Dividends and Distributions to Shareholders
Net investment income
Class S	(661,181)	(368,446)
Class C	(198)	– *
Class A	(1,982)	– *

Net decrease from dividends and distributions	(663,361)	(368,446)

Fund Share Transactions
Shares sold
Class S	28,206,163	34,364,122
Class C	12,000	24,350
Class A	87,887	139,248
Reinvested dividends and distributions
Class S	617,310	339,364
Class C	198	–
Class A	1,781	–
Shares repurchased
Class S	(24,289,504)	(34,486,108)
Class C	(5,777)	–
Class A	(100,640)	–

Net increase/(decrease) from fund share transactions	4,529,418	380,976

Total net increase/(decrease) in net assets	18,475,510	2,708,736
Net Assets
Beginning of period	75,263,093	72,554,357

End of period	$93,738,603	$75,263,093

40	FINANCIAL STATEMENTS

ICON Industrials Fund		ICON Information Technology Fund		ICON Materials Fund
Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011

$260,974	$535,389	$(123,079)	$(310,407)	$317,186	$651,166

2,636,095	4,947,567	2,876,579	10,930,880	1,287,495	14,037,247

10,210,905	(9,247,082)	16,591,571	(7,722,736)	14,890,387	(18,663,236)

13,107,974	(3,764,126)	19,345,071	2,897,737	16,495,068	(3,974,823)

(533,894)	(478,530)	–	–	(645,281)	(477,527)
(101)	– *	–	–	(1,002)	– *
(1,598)	(24)	–	–	(4,719)	(659)

(535,593)	(478,554)	–	–	(651,002)	(478,186)

4,228,345	25,861,382	11,278,654	21,159,024	3,709,126	23,865,539
15,368	28,866	96,278	2,731	66,981	191,926
2,798,025	583,511	201,928	1,500	151,719	1,071,934

525,486	466,250	–	–	586,449	429,088
55	–	–	–	923	–
548	24	–	–	3,278	518

(22,702,575)	(43,113,233)	(12,327,516)	(40,245,229)	(14,928,576)	(48,822,526)
(11,894)	(8,746)	–	(1,175)	(4,509)	(35,925)
(2,910,901)	(392,087)	(5,072)	–	(108,871)	(428,748)

(18,057,543)	(16,574,033)	(755,728)	(19,083,149)	(10,523,480)	(23,728,194)

(5,485,162)	(20,816,713)	18,589,343	(16,185,412)	5,320,586	(28,181,203)

50,790,114	71,606,827	61,083,763	77,269,175	59,674,381	87,855,584

$45,304,952	$50,790,114	$79,673,106	$61,083,763	$64,994,967	$59,674,381

FINANCIAL STATEMENTS	41

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Healthcare Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Transactions in Fund Shares
Shares sold
Class S	1,854,743	2,280,950
Class C	788	1,631
Class A	6,050	9,286
Reinvested dividends and distributions
Class S	43,139	25,045
Class C	14	–
Class A	125	–
Shares repurchased
Class S	(1,664,277)	(2,443,847)
Class C	(369)	–
Class A	(6,664)	–

Net increase/(decrease)	233,549	(126,935)
Shares outstanding, beginning of period	5,550,764	5,677,699

Shares outstanding, end of period	5,784,313	5,550,764

Accumulated undistributed net investment income/(loss)	$462,693	$663,354

*	Amount less than $0.50.

The accompanying notes are an integral part of the financial statements.

42	FINANCIAL STATEMENTS

ICON Industrials Fund		ICON Information Technology Fund		ICON Materials Fund
Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011

507,862	3,033,834	1,147,527	2,272,423	339,683	2,072,102
1,849	3,349	9,266	289	6,260	16,427
335,820	67,174	20,535	160	14,254	92,217

69,693	56,790	–	–	58,940	37,972
7	–	–	–	93	–
73	3	–	–	330	46

(2,799,824)	(5,217,067)	(1,293,286)	(4,436,744)	(1,365,392)	(4,284,985)
(1,408)	(1,162)	–	(130)	(452)	(2,964)
(337,524)	(49,061)	(485)	–	(10,553)	(38,036)

(2,223,452)	(2,106,140)	(116,443)	(2,164,002)	(956,837)	(2,107,221)
7,474,312	9,580,452	7,430,070	9,594,072	6,627,813	8,735,034

5,250,860	7,474,312	7,313,627	7,430,070	5,670,976	6,627,813

$260,990	$535,609	$(123,079)	$–	$317,190	$651,006

FINANCIAL STATEMENTS	43

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Utilities Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Operations
Net investment income/(loss)	$431,316	$938,924
Net realized gain/(loss) on investment transactions and foreign currency transactions	518,569	3,030,424
Change in net unrealized appreciation/(depreciation) on investments and foreign currency transactions	376,961	(1,633,228)

Net increase/(decrease) in net assets resulting from operations	1,326,846	2,336,120

Dividends and Distributions to Shareholders
Net investment income
Class S	(444,932)	(1,565,042)
Class C	(48,666)	(445)
Class A	(85,231)	(4,387)

Net decrease from dividends and distributions	(578,829)	(1,569,874)

Fund Share Transactions
Shares sold
Class S	13,432,293	8,448,631
Class C	3,392,357	24,131
Class A	6,476,749	450,760
Reinvested dividends and distributions
Class S	386,631	1,508,702
Class C	25,894	320
Class A	48,974	4,387
Shares repurchased
Class S	(14,364,849)	(21,453,429)
Class C	(289,538)	–
Class A	(51,707)	–

Net increase/(decrease) from fund share transactions	9,056,804	(11,016,498)

Total net increase/(decrease) in net assets	9,804,821	(10,250,252)
Net Assets
Beginning of period	21,785,276	32,035,528

End of period	$31,590,097	$21,785,276

44	FINANCIAL STATEMENTS

	ICON Utilities Fund
	Period ended March 31, 2012 (unaudited)	Year ended September 30, 2011
Transactions in Fund Shares
Shares sold
Class S	2,050,685	1,349,348
Class C	523,844	3,803
Class A	1,005,071	71,186
Reinvested dividends and distributions
Class S	57,690	244,079
Class C	3,903	51
Class A	7,406	703
Shares repurchased
Class S	(2,194,505)	(3,416,187)
Class C	(45,289)	–
Class A	(7,980)	–

Net increase/(decrease)	1,400,825	(1,747,017)
Shares outstanding, beginning of period	3,465,239	5,212,256

Shares outstanding, end of period	4,866,064	3,465,239

Accumulated undistributed net investment income/(loss)	$926	$148,439

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	45

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Consumer Discretionary Fund
Class S
Period Ended March 31, 2012†	$8.79	$0.03	$2.46	$2.49	$–	$–
Year Ended September 30, 2011	7.92	(0.02)	0.89	0.87	–	–
Year Ended September 30, 2010	6.83	(0.05)	1.42	1.37	(0.28)	–
Year Ended September 30, 2009	7.19	0.01	(0.37)	(0.36)	–	–
Year Ended September 30, 2008	12.79	– (d)	(2.61)	(2.61)	–	(2.99)
Year Ended September 30, 2007	12.11	(0.04)	0.72	0.68	–	–
Class C
Period Ended March 31, 2012†	8.72	(0.04)	2.44	2.40	–	–
Year Ended September 30, 2011	7.92	(0.12)	0.92	0.80	–	–
Class A
Period Ended March 31, 2012†	8.75	0.02	2.45	2.47	–	–
Year Ended September 30, 2011	7.92	(0.06)	0.89	0.83	–	–
ICON Consumer Staples Fund
Class S
Period Ended March 31, 2012†	8.61	0.07	1.20	1.27	(0.18)	–
Year Ended September 30, 2011	8.08	0.10	0.52	0.62	(0.09)	–
Year Ended September 30, 2010	7.32	0.08	0.76	0.84	(0.08)	–
Year Ended September 30, 2009	7.37	0.04	(0.09)	(0.05)	–	– (d)
Year Ended September 30, 2008	10.62	0.03	(1.60)	(1.57)	(0.13)	(1.55)
Year Ended September 30, 2007	9.21	0.10	1.33	1.43	(0.02)	– (d)
Class C
Period Ended March 31, 2012†	8.53	0.03	1.17	1.20	(0.15)	–
Year Ended September 30, 2011	8.08	0.04	0.50	0.54	(0.09)	–
Class A
Period Ended March 31, 2012†	8.68	0.06	1.20	1.26	(0.19)	–
Year Ended September 30, 2011	8.08	0.11	0.58	0.69	(0.09)	–
ICON Energy Fund
Class S
Period Ended March 31, 2012†	16.64	0.05	2.86	2.91	(0.15)	(0.40)
Year Ended September 30, 2011	16.69	0.16	–	0.16	(0.21)	–
Year Ended September 30, 2010	16.92	0.21	(0.23)	(0.02)	(0.21)	–
Year Ended September 30, 2009	27.06	0.21	(2.41)	(2.20)	(0.12)	(7.82)
Year Ended September 30, 2008	41.46	0.20	(4.82)	(4.62)	(0.11)	(9.67)
Year Ended September 30, 2007	31.88	0.08	12.86	12.94	–	(3.36)
Class C
Period Ended March 31, 2012†	16.47	(0.06)	2.84	2.78	(0.05)	(0.40)
Year Ended September 30, 2011	16.69	(0.10)	0.09	(0.01)	(0.21)	–
Class A
Period Ended March 31, 2012†	16.59	0.01	2.85	2.86	(0.09)	(0.40)
Year Ended September 30, 2011	16.69	0.08	0.03	0.11	(0.21)	–
ICON Financial Fund
Class S
Period Ended March 31, 2012†	4.69	0.02	1.56	1.58	(0.03)	–
Year Ended September 30, 2011	5.55	0.03	(0.87)	(0.84)	(0.02)	–
Year Ended September 30, 2010	5.97	0.02	(0.32)	(0.30)	(0.12)	–
Year Ended September 30, 2009	8.55	0.09	(2.43)	(2.34)	(0.24)	–
Year Ended September 30, 2008	14.30	0.21	(4.29)	(4.08)	(0.14)	(1.53)
Year Ended September 30, 2007	14.47	0.13	0.45	0.58	(0.15)	(0.60)
Class C
Period Ended March 31, 2012†	4.64	(0.01)	1.55	1.54	(0.02)	–
Year Ended September 30, 2011	5.55	(0.02)	(0.87)	(0.89)	(0.02)	–
Class A
Period Ended March 31, 2012†	4.68	0.01	1.54	1.55	(0.03)	–
Year Ended September 30, 2011	5.55	0.01	(0.86)	(0.85)	(0.02)	–

The accompanying notes are an integral part of the financial statements.

46	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)				Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credit		After expense limitation and transfer agent earnings credit		Before expense limitation and transfer agent earnings credit		After expense limitation and transfer agent earnings credit		Portfolio turnover rate(b)

$–	$11.28	28.33%	$46,778	1.41%		1.41	%(c)	0.65%		0.65%		58.58%
–	8.79	10.98%	34,123	1.54%		1.54	%(c)	(0.23)%		(0.23)%		107.57%
(0.28)	7.92	20.61%	17,750	2.02%		2.02%		(0.62)%		(0.62)%		194.84%
–	6.83	(5.01)%	14,205	1.63%		1.63%		0.14%		0.14%		200.23%
(2.99)	7.19	(24.21)%	72,242	1.38%		1.38%		(0.04)%		(0.04)%		218.32%
–	12.79	5.62%	94,477	1.30%		1.30%		(0.31)%		(0.31)%		144.89%

–	11.12	27.52%	61	5.67%		2.74	%(c)	(3.73)%		(0.80)%		58.58%
–	8.72	10.10%	32	13.14%		2.75	%(c)	(11.73)%		(1.34)%		107.57%

–	11.22	28.23%	12,273	1.56%		1.56	%(c)	0.29%		0.29%		58.58%
–	8.75	10.48%	11	18.49%		1.98	%(c)	(17.17)%		(0.66)%		107.57%

(0.18)	9.70	14.80%	16,836	1.57%		1.52	%(c)	1.40%		1.45%		64.97%
(0.09)	8.61	7.64%	20,614	1.57%		1.50	%(c)	1.03%		1.10%		109.56%
(0.08)	8.08	11.56%	30,640	1.54%		1.54%		0.98%		0.98%		86.31%
– (d)	7.32	(0.64)%	26,074	1.58%		1.58%		0.72%		0.72%		134.29%
(1.68)	7.37	(17.40)%	42,139	1.46%		1.46%		0.31%		0.31%		132.40%
(0.02)	10.62	15.61%	31,571	1.41%		1.41%		1.02%		1.02%		150.72%

(0.15)	9.58	14.18%	275	4.22%		2.54	%(c)	(0.94)%		0.74%		64.97%
(0.09)	8.53	6.65%	55	7.00%		2.50	%(c)	(4.09)%		0.41%		109.56%

(0.19)	9.75	14.69%	1,753	1.82%		1.78	%(c)	1.17%		1.21%		64.97%
(0.09)	8.68	8.52%	24	7.60%		1.75	%(c)	(4.60)%		1.25%		109.56%

(0.55)	19.00	17.76%	621,971	1.22%		1.22	%(c)	0.54%		0.54%		41.92%
(0.21)	16.64	0.80%	556,393	1.20%		1.20	%(c)	0.77%		0.77%		88.31%
(0.21)	16.69	(0.17)%	510,181	1.24%		1.24%		1.26%		1.26%		169.86%
(7.94)	16.92	(1.73)%	560,555	1.24%		1.24%		1.39%		1.39%		186.47%
(9.78)	27.06	(14.62)%	492,637	1.16%		1.16%		0.59%		0.59%		119.87%
(3.36)	41.46	43.64%	816,075	1.17	%(e)	1.17	%(e)	0.24	%(e)	0.24	%(e)	54.75%

(0.45)	18.80	17.06%	7,613	2.35%		2.35	%(c)	(0.59)%		(0.59)%		41.92%
(0.21)	16.47	(0.23)%	4,718	2.47%		2.47	%(c)	(0.47)%		(0.47)%		88.31%

(0.49)	18.96	17.47%	10,742	1.62%		1.62	%(c)	0.12%		0.12%		41.92%
(0.21)	16.59	0.49%	6,005	1.70%		1.70	%(c)	0.38%		0.38%		88.31%

(0.03)	6.24	33.83%	55,506	1.36%		1.36	%(c)	0.88%		0.88%		31.52%
(0.02)	4.69	(15.18)%	32,432	1.40%		1.40	%(c)	0.44%		0.44%		100.23%
(0.12)	5.55	(5.11)%	58,750	1.43%		1.43%		0.36%		0.36%		143.36%
(0.24)	5.97	(26.80)%	82,067	1.42%		1.42%		1.70%		1.70%		194.00%
(1.67)	8.55	(31.93)%	128,175	1.22%		1.22%		1.94%		1.94%		220.83%
(0.75)	14.30	3.84%	200,089	1.21%		1.21%		0.86%		0.86%		93.04%

(0.02)	6.16	33.20%	12	18.64%		2.50	%(c)	(16.39)%		(0.25)%		31.52%
(0.02)	4.64	(16.08)%	9	35.28%		2.50	%(c)	(33.22)%		(0.44)%		100.23%

(0.03)	6.20	33.35%	1,521	2.05%		1.75	%(c)	0.01%		0.31%		31.52%
(0.02)	4.68	(15.36)%	24	7.37%		1.75	%(c)	(5.50)%		0.12%		100.23%

FINANCIAL HIGHLIGHTS	47

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Healthcare Fund
Class S
Period Ended March 31, 2012†	$13.56	$0.09	$2.70	$2.79	$(0.14)	$–
Year Ended September 30, 2011	12.78	0.12	0.73	0.85	(0.07)	–
Year Ended September 30, 2010	12.29	0.04	0.63	0.67	(0.18)	–
Year Ended September 30, 2009	13.49	0.08	(1.28)	(1.20)	–	–
Year Ended September 30, 2008	17.68	(0.02)	(2.65)	(2.67)	–	(1.52)
Year Ended September 30, 2007	17.95	– (d)	1.19	1.19	–	(1.46)
Class C
Period Ended March 31, 2012†	13.43	0.01	2.65	2.66	(0.12)	–
Year Ended September 30, 2011	12.78	(0.01)	0.73	0.72	(0.07)	–
Class A
Period Ended March 31, 2012†	13.53	0.05	2.69	2.74	(0.16)	–
Year Ended September 30, 2011	12.78	0.12	0.70	0.82	(0.07)	–
ICON Industrials Fund
Class S
Period Ended March 31, 2012†	6.80	0.04	1.88	1.92	(0.09)	–
Year Ended September 30, 2011	7.47	0.07	(0.67)	(0.60)	(0.07)	–
Year Ended September 30, 2010	6.38	0.05	1.17	1.22	(0.13)	–
Year Ended September 30, 2009	8.16	0.08	(1.82)	(1.74)	(0.04)	–
Year Ended September 30, 2008	10.77	0.05	(2.32)	(2.27)	(0.01)	(0.33)
Year Ended September 30, 2007	13.22	0.02	2.63	2.65	– (d)	(5.10)
Class C
Period Ended March 31, 2012†	6.72	–	1.87	1.87	(0.05)	–
Year Ended September 30, 2011	7.47	(0.02)	(0.66)	(0.68)	(0.07)	–
Class A
Period Ended March 31, 2012†	6.76	0.04	1.77	1.81	(0.09)	–
Year Ended September 30, 2011	7.47	0.05	(0.69)	(0.64)	(0.07)	–
ICON Information Technology Fund
Class S
Period Ended March 31, 2012†	8.22	(0.02)	2.69	2.67	–	–
Year Ended September 30, 2011	8.05	(0.04)	0.21	0.17	–	–
Year Ended September 30, 2010	7.79	(0.05)	0.35	0.30	(0.04)	–
Year Ended September 30, 2009	7.86	(0.01)	(0.06)	(0.07)	–	–
Year Ended September 30, 2008	11.02	(0.04)	(3.12)	(3.16)	–	–
Year Ended September 30, 2007	8.72	(0.05)	2.35	2.30	–	–
Class C
Period Ended March 31, 2012†	8.13	(0.09)	2.68	2.59	–	–
Year Ended September 30, 2011	8.05	(0.13)	0.21	0.08	–	–
Class A
Period Ended March 31, 2012†	8.20	(0.05)	2.69	2.64	–	–
Year Ended September 30, 2011	8.05	(0.05)	0.20	0.15	–	–
ICON Materials Fund
Class S
Period Ended March 31, 2012†	9.00	0.05	2.51	2.56	(0.10)	–
Year Ended September 30, 2011	10.06	0.08	(1.08)	(1.00)	(0.06)	–
Year Ended September 30, 2010	8.93	0.05	1.18	1.23	(0.10)	–
Year Ended September 30, 2009	9.81	0.11	(0.91)	(0.80)	(0.08)	–
Year Ended September 30, 2008	15.39	0.08	(3.23)	(3.15)	(0.06)	(2.37)
Year Ended September 30, 2007	11.67	0.08	5.10	5.18	(0.15)	(1.31)
Class C
Period Ended March 31, 2012†	8.92	(0.01)	2.49	2.48	(0.06)	–
Year Ended September 30, 2011	10.06	(0.03)	(1.05)	(1.08)	(0.06)	–
Class A
Period Ended March 31, 2012†	8.97	0.03	2.50	2.53	(0.08)	–
Year Ended September 30, 2011	10.06	0.05	(1.08)	(1.03)	(0.06)	–

The accompanying notes are an integral part of the financial statements.

48	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)				Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credit		After expense limitation and transfer agent earnings credit		Before expense limitation and transfer agent earnings credit		After expense limitation and transfer agent earnings credit		Portfolio turnover rate(b)

$(0.14)	$16.21	20.71%	$93,564	1.35%		1.35	%(c)	1.18%		1.18%		27.11%
(0.07)	13.56	6.66%	75,116	1.36%		1.36	%(c)	0.85%		0.85%		83.63%
(0.18)	12.78	5.39%	72,554	1.36%		1.36%		0.31%		0.31%		102.42%
–	12.29	(8.90)%	110,605	1.37%		1.37%		0.74%		0.74%		105.75%
(1.52)	13.49	(16.43)%	160,083	1.25%		1.25%		(0.12)%		(0.12)%		61.44%
(1.46)	17.68	7.17%	473,287	1.20	%(e)	1.20	%(e)	0.01	%(e)	0.01	%(e)	24.56%

(0.12)	15.97	19.93%	33	12.97%		2.50	%(c)	(10.33)%		0.14%		27.11%
(0.07)	13.43	5.64%	22	31.38%		2.50	%(c)	(28.98)%		(0.10)%		83.63%

(0.16)	16.11	20.40%	142	3.20%		1.76	%(c)	(0.73)%		0.71%		27.11%
(0.07)	13.53	6.42%	126	7.15%		1.75	%(c)	(4.58)%		0.82%		83.63%

(0.09)	8.63	28.50%	45,143	1.40%		1.40	%(c)	1.03%		1.03%		15.45%
(0.07)	6.80	(8.21)%	50,653	1.36%		1.36	%(c)	0.80%		0.80%		55.87%
(0.13)	7.47	19.40%	71,607	1.40%		1.40%		0.73%		0.73%		54.34%
(0.04)	6.38	(21.25)%	70,535	1.37%		1.37%		1.39%		1.39%		96.24%
(0.34)	8.16	(21.72)%	125,286	1.25%		1.25%		0.55%		0.55%		143.40%
(5.10)	10.77	28.73%	155,739	1.27	%(e)	1.27	%(e)	0.16	%(e)	0.16	%(e)	125.44%

(0.05)	8.54	27.87%	23	10.75%		2.52	%(c)	(8.31)%		(0.08)%		15.45%
(0.07)	6.72	(9.29)%	15	13.56%		2.50	%(c)	(11.29)%		(0.23)%		55.87%

(0.09)	8.48	26.89%	140	2.08%		1.75	%(c)	0.71%		1.04%		15.45%
(0.07)	6.76	(8.75)%	122	3.46%		1.75	%(c)	(1.12)%		0.59%		55.87%

–	10.89	32.48%	79,353	1.33%		1.33	%(c)	(0.35)%		(0.35)%		19.01%
–	8.22	2.11%	61,081	1.34%		1.34	%(c)	(0.40)%		(0.40)%		44.84%
(0.04)	8.05	3.91%	77,269	1.37%		1.37%		(0.58)%		(0.58)%		68.32%
–	7.79	(0.89)%	119,250	1.38%		1.38%		(0.09)%		(0.09)%		89.87%
–	7.86	(28.68)%	178,450	1.24%		1.24%		(0.41)%		(0.41)%		171.22%
–	11.02	26.38%	266,965	1.23%		1.23%		(0.49)%		(0.49)%		78.66%

–	10.72	31.86%	101	16.78%		2.50	%(c)	(16.07)%		(1.79)%		19.01%
–	8.13	0.99%	1	115.00%		2.51	%(c)	(113.96)%		(1.47)%		44.84%

–	10.84	32.20%	219	3.88%		1.75	%(c)	(3.04)%		(0.91)%		19.01%
–	8.20	1.86%	1	215.56%		1.75	%(c)	(214.36)%		(0.55)%		44.84%

(0.10)	11.46	28.67%	64,110	1.36%		1.36	%(c)	0.95%		0.95%		27.15%
(0.06)	9.00	(10.07)%	59,068	1.33%		1.33	%(c)	0.73%		0.73%		62.97%
(0.10)	10.06	13.92%	87,856	1.38%		1.38%		0.54%		0.54%		70.80%
(0.08)	8.93	(7.87)%	95,028	1.40%		1.40%		1.50%		1.50%		134.88%
(2.43)	9.81	(23.79)%	118,522	1.26%		1.26%		0.60%		0.60%		111.26%
(1.46)	15.39	48.63%	131,321	1.33%		1.33%		0.59%		0.59%		109.10%

(0.06)	11.34	27.87%	220	4.02%		2.50	%(c)	(1.67)%		(0.15)%		27.15%
(0.06)	8.92	(10.87)%	120	4.11%		2.50	%(c)	(1.91)%		(0.30)%		62.97%

(0.08)	11.42	28.37%	666	2.08%		1.75	%(c)	0.26%		0.59%		27.15%
(0.06)	8.97	(10.37)%	487	2.26%		1.74	%(c)	(0.07)%		0.45%		62.97%

FINANCIAL HIGHLIGHTS	49

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Utilities Fund
Class S
Period Ended March 31, 2012†	$6.29	$0.10	$0.26	$0.36	$(0.13)	$–
Year Ended September 30, 2011	6.15	0.24	0.31	0.55	(0.41)	–
Year Ended September 30, 2010	5.66	0.19	0.44	0.63	(0.14)	–
Year Ended September 30, 2009	6.34	0.14	(0.44)	(0.30)	(0.38)	–
Year Ended September 30, 2008	9.20	0.14	(2.03)	(1.89)	(0.06)	(0.91)
Year Ended September 30, 2007	7.66	0.10	2.18	2.28	(0.11)	(0.63)
Class C
Period Ended March 31, 2012†	6.21	0.08	0.27	0.35	(0.13)	–
Year Ended September 30, 2011	6.15	0.25	0.22	0.47	(0.41)	–
Class A
Period Ended March 31, 2012†	6.24	0.11	0.24	0.35	(0.15)	–
Year Ended September 30, 2011	6.15	0.34	0.17	0.51	(0.42)	–

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
†	Unaudited.
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	Effective January 1, 2011, the Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including interest expense.
(d)	Amount less than $0.005.
(e)	Ratios include transfer agent earnings credits received. These earnings credits reduced the net expense ratio and increased the net income ratio by 0.01%.

The accompanying notes are an integral part of the financial statements.

50	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit		Before expense limitation and transfer agent earnings credit	After expense limitation and transfer agent earnings credit	Portfolio turnover rate(b)

$(0.13)	$6.52	5.64%	$21,531	1.52%	1.51	%(c)	2.97%	2.96%	31.53%
(0.41)	6.29	9.16%	21,313	1.61%	1.51	%(c)	3.75%	3.85%	114.73%
(0.14)	6.15	11.16%	32,036	1.67%	1.67%		3.28%	3.28%	84.45%
(0.38)	5.66	(4.39)%	22,547	1.70%	1.70%		2.70%	2.70%	90.27%
(0.97)	6.34	(23.01)%	30,335	1.35%	1.35%		1.74%	1.74%	102.65%
(0.74)	9.20	31.60%	109,509	1.33%	1.33%		1.20%	1.20%	154.99%

(0.13)	6.43	5.60%	3,127	2.51%	2.49	%(c)	2.31%	2.33%	31.53%
(0.41)	6.21	7.77%	24	122.08%	2.50	%(c)	(115.58)%	4.00%	114.73%

(0.15)	6.44	5.48%	6,932	1.68%	1.68	%(c)	3.28%	3.28%	31.53%
(0.42)	6.24	8.56%	449	185.34%	1.75	%(c)	(178.27)%	5.32%	114.73%

FINANCIAL HIGHLIGHTS	51

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012 (UNAUDITED)

1.  Organization

The ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, ICON Energy Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, ICON Materials Fund, and ICON Utilities Fund (formerly, ICON Telecommunication & Utilities Fund) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund has three classes of shares: Class S, Class C and Class A. All classes have equal rights as to earnings, assets, and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a more diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

52	NOTES TO FINANCIAL STATEMENTS

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers

NOTES TO FINANCIAL STATEMENTS	53

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are

54	NOTES TO FINANCIAL STATEMENTS

not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2012:

	Level 1	Level 2	Total

ICON Consumer Discretionary Fund*
Assets
Common Stocks	$58,749,652	$-	$58,749,652
Collateral for Securities on Loan	-	1,356,600	1,356,600
Short-Term Investments	-	744,478	744,478

Total	$58,749,652	$2,101,078	$60,850,730

ICON Consumer Staples Fund*
Assets
Common Stocks	$18,830,973	$-	$18,830,973
Collateral for Securities on Loan	-	355,300	355,300

Total	$18,830,973	$355,300	$19,186,273

ICON Energy Fund*
Assets
Common Stocks	$629,131,440	$-	$629,131,440
Collateral for Securities on Loan	-	9,286,013	9,286,013
Short-Term Investments	-	11,278,139	11,278,139

Total	$629,131,440	$20,564,152	$649,695,592

ICON Financial Fund*
Assets
Common Stocks	$56,402,751	$-	$56,402,751

Total	$56,402,751	$-	$56,402,751

ICON Healthcare Fund*
Assets
Common Stocks	$93,922,958	$-	$93,922,958
Collateral for Securities on Loan	-	2,323,365	2,323,365

Total	$93,922,958	$2,323,365	$96,246,323

NOTES TO FINANCIAL STATEMENTS	55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(CONTINUED)

	Level 1	Level 2	Total

ICON Industrials Fund*
Assets
Common Stocks	$45,204,020	$-	$45,204,020
Collateral for Securities on Loan	-	291,263	291,263
Short-Term Investments	-	18,633	18,633

Total	$45,204,020	$309,896	$45,513,916

ICON Information Technology Fund*
Assets
Common Stocks	$78,220,488	$-	$78,220,488
Collateral for Securities on Loan	-	1,070,769	1,070,769
Short-Term Investments	-	24,539	24,539

Total	$78,220,488	$1,095,308	$79,315,796

ICON Materials Fund*
Assets
Common Stocks	$64,388,103	$-	$64,388,103
Collateral for Securities on Loan	-	809,484	809,484
Short-Term Investments	-	574,859	574,859

Total	$64,388,103	$1,384,343	$65,772,446

ICON Utilities Fund*
Assets
Common Stocks	$31,726,398	$-	$31,726,398

Total	$31,726,398	$-	$31,726,398

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

There were no Level 3 securities held in any of the Funds at March 31, 2012.

For the period ended March 31, 2012, there was no significant security transfer activity between Level 1 and Level 2.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Funds are currently assessing the impact of this guidance on its financial statements.

56	NOTES TO FINANCIAL STATEMENTS

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. The cash collateral is invested in the State Street Navigator Prime Portfolio and is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portion of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

As of March 31, 2012, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral
ICON Consumer Discretionary Fund	$1,335,320	$1,356,600
ICON Consumer Staples Fund	353,733	355,300
ICON Energy Fund	9,150,422	9,286,013
ICON Healthcare Fund	2,277,024	2,323,365
ICON Industrials Fund	285,330	291,263

NOTES TO FINANCIAL STATEMENTS	57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(CONTINUED)

Fund	Value of Loaned Securities	Value of Collateral
ICON Information Technology Fund	$1,055,871	$1,070,769
ICON Materials Fund	794,125	809,484

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2012. It may also include collateral received from the pre-funding of loans.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

58	NOTES TO FINANCIAL STATEMENTS

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing And Postage Expense	Transfer Agent Expense
ICON Consumer Discretionary Fund
Class S	$2,603	$10,974	$24,677
Class C	3	143	691
Class A	487	330	1,675
ICON Consumer Staples Fund
Class S	1,801	4,958	14,368
Class C	11	142	786
Class A	124	245	1,104

NOTES TO FINANCIAL STATEMENTS	59

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(CONTINUED)

Fund	Legal Expense	Printing And Postage Expense	Transfer Agent Expense
ICON Energy Fund
Class S	$49,112	$49,911	$250,029
Class C	489	368	4,413
Class A	659	3,430	5,624
ICON Financial Fund
Class S	3,292	6,667	21,148
Class C	1	139	694
Class A	28	232	726
ICON Healthcare Fund
Class S	6,105	10,380	50,568
Class C	2	139	837
Class A	11	228	773
ICON Industrials Fund
Class S	4,577	7,573	30,511
Class C	2	140	710
Class A	58	236	895
ICON Information Technology Fund
Class S	5,476	9,985	37,362
Class C	1	182	765
Class A	6	268	698
ICON Materials Fund
Class S	5,778	12,448	38,258
Class C	16	162	951
Class A	53	346	1,216
ICON Utilities Fund
Class S	1,807	5,620	15,453
Class C	147	150	824
Class A	298	244	1,159

3.  Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% on the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

60	NOTES TO FINANCIAL STATEMENTS

Effective January 1, 2011, ICON Advisers has contractually agreed to limit its Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Consumer Discretionary Fund	1.74%	2.74%	1.99%
ICON Consumer Staples Fund	1.50%	2.50%	1.75%
ICON Energy Fund	1.50%	2.50%	1.75%
ICON Financial Fund	1.50%	2.50%	1.75%
ICON Healthcare Fund	1.50%	2.50%	1.75%
ICON Industrials Fund	1.50%	2.50%	1.75%
ICON Information Technology Fund	1.50%	2.50%	1.75%
ICON Materials Fund	1.50%	2.50%	1.75%
ICON Utilities Fund	1.50%	2.50%	1.75%

The Funds’ expense limitations will continue in effect until at least January 31, 2013. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2012 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2014	2015
ICON Consumer Discretionary Fund	$1,471	$703
ICON Consumer Staples Fund	19,391	6,253
ICON Energy Fund	-	-
ICON Financial Fund	2,386	1,365
ICON Healthcare Fund	3,414	2,516
ICON Industrials Fund	2,124	1,898
ICON Information Technology Fund	2,606	1,765
ICON Materials Fund	3,934	2,407
ICON Utilities Fund	18,982	848

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the fund accounting agent for the funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

NOTES TO FINANCIAL STATEMENTS	61

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(CONTINUED)

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trusts’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2012, each Funds’ payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement with State Street to which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily assets of the Trust.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual

62	NOTES TO FINANCIAL STATEMENTS

distribution and service fee of 1.00% of average daily net assets. The total amount paid under the 12b-1 plans, if any, by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 86% by the Trust and 14% by ICON Advisers. For the period ended March 31, 2012, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

4.  Borrowings

The Trust has entered into Lines of Credit agreements with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Interest on domestic borrowings is charged at the higher of the Federal Funds Rate effective on that day and the Overnight LIBOR Rate effective on that day plus 1.25%. The average interest rate charged for the period ended March 31, 2012 was 1.39%.

Fund	Average Borrowing (10/1/11-3/31/12)
ICON Consumer Discretionary Fund	$183,892
ICON Consumer Staples Fund*	326,897
ICON Energy Fund	128,105
ICON Financial Fund*	45,030
ICON Healthcare Fund*	355,947
ICON Industrials Fund	548,127
ICON Information Technology Fund	101,777
ICON Materials Fund	114,653
ICON Utilities Fund*	177,538

*	Fund had outstanding borrowings under these agreements as of March 31, 2012.

NOTES TO FINANCIAL STATEMENTS	63

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(CONTINUED)

5.  Purchases and Sales of Investment Securities

For the period ended March 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Consumer Discretionary Fund	$42,117,167	$27,178,337
ICON Consumer Staples Fund	13,747,241	18,385,427
ICON Energy Fund	265,675,875	295,125,889
ICON Financial Fund	25,239,101	13,592,741
ICON Healthcare Fund	26,377,550	21,563,350
ICON Industrials Fund	7,733,236	26,096,429
ICON Information Technology Fund	13,187,616	15,456,054
ICON Materials Fund	17,731,813	28,555,250
ICON Utilities Fund	19,340,462	9,112,793

6.  Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables include losses the Funds may be able to offset against gains recognized in future years. The accumulated losses noted represent net capital loss carryforwards as of September 30, 2011 and post-October losses that may be available to offset future realized capital gains and thereby reduce future taxable income distributions.

For the year ended September 30, 2011 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Consumer Discretionary Fund	$11,308,112	2017
	8,355,189	2018
ICON Consumer Staples Fund	1,764,198	2017
	1,888,341	2018
ICON Energy Fund	240,766	2018

64	NOTES TO FINANCIAL STATEMENTS

Fund	Amounts	Expires
ICON Financial Fund	$58,696,031	2017
	43,715,782	2018
ICON Healthcare Fund	4,557,995	2018
ICON Industrials Fund	11,618,296	2017
	28,045,106	2018
ICON Information Technology Fund	21,080	2016
	22,796,772	2017
	6,573,259	2018
ICON Materials Fund	12,782,639	2017
	7,349,690	2018
ICON Utilities Fund	6,027,677	2017
	3,844,832	2018

Future capital loss carryover utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2011 the Funds utilized capital loss carryforwards:

Fund	Amount
ICON Consumer Discretionary Fund	$3,855,294
ICON Consumer Staples Fund	5,999,632
ICON Energy Fund	66,984,362
ICON Financial Fund	4,644,695
ICON Healthcare Fund	16,982,763
ICON Industrials Fund	4,771,025
ICON Information Technology Fund	10,930,880
ICON Materials Fund	13,969,617
ICON Utilities Fund	2,166,913

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2011, were as follows:

Fund	Distributions Paid from Ordinary Income	Total Distributions Paid
ICON Consumer Staples Fund	$315,201	$315,201
ICON Energy Fund	6,516,740	6,516,740
ICON Financial Fund	214,079	214,079
ICON Healthcare Fund	368,446	368,446
ICON Industrials Fund	478,554	478,554
ICON Materials Fund	478,186	478,186
ICON Utilities Fund	1,194,876	1,194,876

NOTES TO FINANCIAL STATEMENTS	65

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(CONTINUED)

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Distributions Payable*	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/ (Deficit)
ICON Consumer Discretionary Fund	$-	$-	$(19,663,301)	$(1,325,877)	$(20,989,178)
ICON Consumer Staples Fund	279,768	-	(3,652,539)	24,723	(3,348,048)
ICON Energy Fund	4,365,200	-	(240,766)	(68,694,805)	(64,570,371)
ICON Financial Fund	210,720	-	(102,411,813)	(6,579,165)	(108,780,258)
ICON Healthcare Fund	663,354	-	(4,557,995)	(5,266,551)	(9,161,192)
ICON Industrials Fund	535,609	-	(39,663,402)	(2,036,675)	(41,164,468)
ICON Information Technology Fund	-	-	(29,391,111)	1,880,511	(27,510,600)
ICON Materials Fund	651,006	-	(20,132,329)	(4,559,976)	(24,041,299)
ICON Utilities Fund	523,437	(374,998)	(9,872,509)	610,476	(9,113,594)

*	Differences between the financial statement distribution payable and the tax basis distribution payable are a result of accrual based accounting and cash based accounting used for federal tax reporting purposes.
**	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

As of March 31, 2012, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Consumer Discretionary Fund	$51,587,584	$9,542,164	$(279,018)	$9,263,146
ICON Consumer Staples Fund	17,592,763	1,626,742	(33,232)	1,593,510
ICON Energy Fund	608,025,260	59,080,606	(17,410,274)	41,670,332
ICON Financial Fund	50,150,258	6,607,649	(355,156)	6,252,493
ICON Healthcare Fund	87,196,024	9,879,668	(829,369)	9,050,299
ICON Industrials Fund	37,339,681	8,527,815	(353,580)	8,174,235
ICON Information Technology Fund	60,522,566	22,375,587	(3,582,357)	18,793,230
ICON Materials Fund	55,090,493	13,047,752	(2,365,799)	10,681,953
ICON Utilities Fund	30,712,612	1,441,043	(427,257)	1,013,786

66	NOTES TO FINANCIAL STATEMENTS

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

7.  Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	67

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2012 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/11 – 3/31/12).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

68	EXPENSE EXAMPLE

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11 - 3/31/12*	Annualized Expense Ratio 10/1/11 - 3/31/12
Actual Expenses
ICON Consumer Discretionary Fund
Class S	$1,000.00	$1,283.30	$8.07	1.41%
Class C	1,000.00	1,275.20	15.61	2.74%
Class A	1,000.00	1,282.30	8.88	1.56%
ICON Consumer Staples Fund
Class S	1,000.00	1,148.00	8.17	1.52%
Class C	1,000.00	1,141.80	13.60	2.54%
Class A	1,000.00	1,146.90	9.55	1.78%
ICON Energy Fund
Class S	1,000.00	1,177.60	6.66	1.22%
Class C	1,000.00	1,170.60	12.75	2.35%
Class A	1,000.00	1,174.70	8.82	1.62%
ICON Financial Fund
Class S	1,000.00	1,338.30	7.97	1.36%
Class C	1,000.00	1,332.00	14.58	2.50%
Class A	1,000.00	1,333.50	10.22	1.75%
ICON Healthcare Fund
Class S	1,000.00	1,207.10	7.44	1.35%
Class C	1,000.00	1,199.30	13.77	2.50%
Class A	1,000.00	1,204.00	9.69	1.76%
ICON Industrials Fund
Class S	1,000.00	1,285.00	7.98	1.40%
Class C	1,000.00	1,278.70	14.35	2.52%
Class A	1,000.00	1,268.90	9.95	1.75%
ICON Information Technology Fund
Class S	1,000.00	1,324.80	7.75	1.33%
Class C	1,000.00	1,318.60	14.50	2.50%
Class A	1,000.00	1,322.00	10.17	1.75%
ICON Materials Fund
Class S	1,000.00	1,286.70	7.76	1.36%
Class C	1,000.00	1,278.70	14.26	2.50%
Class A	1,000.00	1,283.70	10.01	1.75%

EXPENSE EXAMPLE	69

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11 - 3/31/12*	Annualized Expense Ratio 10/1/11 - 3/31/12
ICON Utilities Fund
Class S	$1,000.00	$1,056.40	$7.76	1.51%
Class C	1,000.00	1,056.00	12.82	2.49%
Class A	1,000.00	1,054.80	8.63	1.68%
Hypothetical (assuming a 5% return before expenses)
ICON Consumer Discretionary Fund
Class S	1,000.00	1,017.93	7.13
Class C	1,000.00	1,011.28	13.80
Class A	1,000.00	1,017.22	7.85
ICON Consumer Staples Fund
Class S	1,000.00	1,017.40	7.67
Class C	1,000.00	1,012.30	12.78
Class A	1,000.00	1,016.11	8.97
ICON Energy Fund
Class S	1,000.00	1,018.88	6.18
Class C	1,000.00	1,013.25	11.83
Class A	1,000.00	1,016.89	8.18
ICON Financial Fund
Class S	1,000.00	1,018.19	6.88
Class C	1,000.00	1,012.50	12.58
Class A	1,000.00	1,016.24	8.83
ICON Healthcare Fund
Class S	1,000.00	1,018.26	6.81
Class C	1,000.00	1,012.48	12.60
Class A	1,000.00	1,016.21	8.86
ICON Industrials Fund
Class S	1,000.00	1,018.02	7.04
Class C	1,000.00	1,012.40	12.68
Class A	1,000.00	1,016.23	8.84
ICON Information Technology Fund
Class S	1,000.00	1,018.34	6.73
Class C	1,000.00	1,012.50	12.58
Class A	1,000.00	1,016.24	8.83
ICON Materials Fund
Class S	1,000.00	1,018.21	6.85
Class C	1,000.00	1,012.49	12.59
Class A	1,000.00	1,016.24	8.83

70	EXPENSE EXAMPLE

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11 - 3/31/12*	Annualized Expense Ratio 10/1/11 - 3/31/12
ICON Utilities Fund
Class S	$1,000.00	$1,017.46	$7.61
Class C	1,000.00	1,012.53	12.55
Class A	1,000.00	1,016.60	8.47

*	Expenses are equal to the Fund's six month expense ratio and annualized, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

EXPENSE EXAMPLE	71

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

72	OTHER INFORMATION

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

OTHER INFORMATION	73

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule of investments in securities of unaffiliated issuers is included in Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    May 30, 2012

By (Signature and Title)*	/s/ Erik L. Jonson
Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date    May 30, 2012

*	Print the name and title of each signing officer under his or her signature.